PartnerSelect Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 95.4%
Communication Services: 12.4%
4,621	Alphabet, Inc. - Class A*	$6,772,538
3,351	Alphabet, Inc. - Class C*	4,924,630
2,800	Charter Communications, Inc. - Class A*	1,748,152
72,400	Discovery, Inc. - Class C*	1,419,040
6,568	Facebook, Inc. - Class A*	1,720,159
10,448	Netflix, Inc.*	5,224,313
23,123	Sea Ltd. - ADR*	3,561,867
264,000	Sirius XM Holdings, Inc.	1,415,040
24,725	Tencent Holdings Ltd.	1,631,850

		28,417,589

Consumer Discretionary: 19.9%
22,184	Alibaba Group Holding Ltd. - ADR*	6,521,652
3,103	Amazon.com, Inc.*	9,770,509
3,075	Booking Holdings, Inc.*	5,260,341
11,000	Dollar General Corp.	2,305,820
108,600	General Motors Co.	3,213,474
37,165	Hilton Worldwide Holdings, Inc.	3,170,918
37,300	Lear Corp.	4,067,565
51,200	Naspers Ltd. - Class N, ADR	1,818,112
47,364	Nordstrom, Inc.	564,579
51,200	Prosus N.V. - ADR*	948,736
78,800	Revolve Group, Inc.*	1,294,684
28,355	Thor Industries, Inc.	2,701,097
43,500	TJX Cos., Inc. (The)	2,420,775
32,400	YETI Holdings, Inc.*	1,468,368

		45,526,630

Consumer Staples: 3.9%
38,276	Beiersdorf AG - ADR	873,458
23,960	Cal-Maine Foods, Inc.*	919,345
10,400	Constellation Brands, Inc. - Class A	1,970,904
12,935	Diageo Plc - ADR	1,780,632
10,903	Monster Beverage Corp.*	874,421
60,300	Nomad Foods Ltd.*	1,536,444
8,520	Sanderson Farms, Inc.	1,005,105

		8,960,309

Energy: 1.6%
28,900	Concho Resources, Inc.	1,275,068
31,000	EOG Resources, Inc.	1,114,140
137,000	Parsley Energy, Inc. - Class A	1,282,320

		3,671,528

Financials: 22.0%
101,200	Ally Financial, Inc.	2,537,084
43,500	American International Group, Inc.	1,197,555
52,400	Arch Capital Group Ltd.*	1,532,700
44,000	Bank of America Corp.	1,059,960
49,475	Bank of New York Mellon Corp. (The)	1,698,971
19	Berkshire Hathaway, Inc. - Class A*	6,080,019
24,350	Berkshire Hathaway, Inc. - Class B*	5,185,089
117,020	Capital One Financial Corp.	8,409,057

Shares		Value
Financials (continued)
89,696	Charles Schwab Corp. (The)	$3,249,686
32,854	Chubb Ltd.	3,815,006
42,300	Citigroup, Inc.	1,823,553
15,030	JPMorgan Chase & Co.	1,446,938
13,203	MetLife, Inc.	490,756
11,367	Northern Trust Corp.	886,285
32,367	Pinnacle Financial Partners, Inc.	1,151,942
26,000	Reinsurance Group of America, Inc.	2,474,940
18,959	Travelers Cos., Inc. (The)	2,051,174
48,640	US Bancorp	1,743,744
157,280	Wells Fargo & Co.	3,697,653

		50,532,112

Health Care: 10.6%
24,600	AdaptHealth Corp.*	536,526
14,883	Alexion Pharmaceuticals, Inc.*	1,703,062
38,393	DENTSPLY SIRONA, Inc.	1,678,926
2,169	DexCom, Inc.*	894,127
17,477	Edwards Lifesciences Corp.*	1,395,014
2,282	ICU Medical, Inc.*	417,058
4,023	Illumina, Inc.*	1,243,429
57,849	Koninklijke Philips N.V.*	2,726,334
90,945	LivaNova Plc*	4,111,623
24,285	Merit Medical Systems, Inc.*	1,056,398
75,150	Mylan N.V.*	1,114,474
26,900	Quest Diagnostics, Inc.	3,079,781
30,589	Smith & Nephew Plc - ADR	1,196,030
10,000	UnitedHealth Group, Inc.	3,117,700

		24,270,482

Industrials: 8.9%
6,811	3M Co.	1,090,986
30,314	Allison Transmission Holdings, Inc.	1,065,234
18,675	Carlisle Cos., Inc.	2,285,260
26,480	Carrier Global Corp.	808,699
22,500	Eaton Corp. Plc	2,295,675
33,500	Ferguson Plc	3,380,272
431,000	General Electric Co.	2,685,130
13,300	Honeywell International, Inc.	2,189,313
110,100	Howmet Aerospace, Inc.	1,840,872
13,240	Otis Worldwide Corp.	826,441
26,480	Raytheon Technologies Corp.	1,523,659
12,200	Southwest Airlines Co.	457,500

		20,449,041

Information Technology: 14.0%
7,811	Amphenol Corp. - Class A	845,697
10,620	Atlassian Corp. Plc - Class A*	1,930,610
36,232	Genpact Ltd.	1,411,236
4,993	Intuit, Inc.	1,628,767
68,082	NCR Corp.*	1,507,335
6,230	Palo Alto Networks, Inc.*	1,524,793
9,035	ServiceNow, Inc.*	4,381,975
14,590	Square, Inc. - Class A*	2,371,604
64,660	TE Connectivity Ltd.	6,319,868
40,012	Visa, Inc. - Class A	8,001,200
20,000	Zendesk, Inc.*	2,058,400

		31,981,485

PartnerSelect Equity Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Materials: 1.1%
31,159	Agnico Eagle Mines Ltd.	$2,480,568

Real Estate: 1.0%
49,400	CBRE Group, Inc. - Class A*	2,320,318

TOTAL COMMON STOCKS (Cost $155,138,221)		218,610,062

PREFERRED STOCK: 1.6%
Information Technology: 1.6%
85,000	Samsung Electronics Co. Ltd. - (Preference Shares)	3,670,372

TOTAL PREFERRED STOCK (Cost $2,778,154)		3,670,372

Principal Amount
SHORT-TERM INVESTMENTS: 2.8%
REPURCHASE AGREEMENTS: 2.8%
$6,442,496	Fixed Income Clearing Corp. 0.000%, 9/30/2020, due 10/01/2020 [collateral: par value $4,644,200, U.S. Treasury Bonds, 3.125%, due 05/15/2048 value $6,572,120] (proceeds $6,442,496)	6,442,496

TOTAL SHORT-TERM INVESTMENTS (Cost $6,442,496)		6,442,496

TOTAL INVESTMENTS (Cost: $164,358,871): 99.8%		228,722,930

Other Assets in Excess of Liabilities: 0.2%		446,454

NET ASSETS: 100.0%		$229,169,384

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2020 was as follows*:

Cost of investments	$164,358,871

Gross unrealized appreciation	76,373,380
Gross unrealized depreciation	(12,009,321)

Net unrealized appreciation	$64,364,059

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 96.2%
Australia: 1.3%
2,387,917	Incitec Pivot Ltd.	$3,484,298

Austria: 1.5%
199,748	S&T AG*	4,193,649

Belgium: 2.3%
250,942	Fagron	6,326,663

Bermuda: 2.9%
554,649	Frontline Ltd.	3,605,219
219,926	Jardine Strategic Holdings Ltd.	4,357,065

		7,962,284

Canada: 1.1%
212,617	CAE, Inc.	3,108,510

Cayman Islands: 2.7%
237,321	Trip.com Group Ltd. - ADR*	7,390,176

Denmark: 1.2%
24,103	Carlsberg A/S - Class B	3,245,446

Finland: 2.3%
161,242	Sampo Oyj - Class A	6,378,486

France: 17.3%
180,700	BNP Paribas S.A.*	6,545,482
1,661,966	Bollore S.A.	6,202,880
185,021	Constellium SE*	1,452,415
449,429	Elis S.A.*	5,665,402
320,122	Engie S.A.*	4,278,217
51,486	Safran S.A.*	5,065,984
44,581	Vinci S.A.	3,718,221
531,238	Vivendi S.A.	14,805,497

		47,734,098

Germany: 3.3%
17,380	Allianz SE	3,333,522
80,250	Daimler AG	4,326,746
58,479	LPKF Laser & Electronics AG	1,552,516

		9,212,784

Ireland: 2.2%
74,925	Ryanair Holdings Plc - ADR*	6,125,868

Israel: 1.5%
1,532,129	Israel Discount Bank Ltd. - Class A	4,132,355

Japan: 14.0%
258,000	Asahi Group Holdings Ltd.	8,974,106
38,700	Cocokara fine, Inc.	2,499,149
133,100	Matsumotokiyoshi Holdings Co. Ltd.	4,849,257
417,548	Nexon Co. Ltd.	10,355,985
17,900	Nintendo Co. Ltd.	10,162,308
29,300	Toyota Motor Corp.	1,935,320

		38,776,125

Mexico: 2.0%
919,346	Grupo Televisa SAB - ADR*	5,681,558

Netherlands: 6.4%
680,841	CNH Industrial N.V.*	5,290,771
163,073	EXOR N.V.	8,873,245

Shares		Value
Netherlands (continued)
270,290	OCI N.V.*	$3,469,833

		17,633,849

Norway: 0.8%
183,874	Atlantic Sapphire A/S*	2,160,088

South Africa: 1.2%
18,855	Naspers Ltd. - Class N	3,336,037

South Korea: 0.3%
3,145	NAVER Corp.	796,286

Spain: 3.7%
32,600	Amadeus IT Group S.A.	1,809,014
1,023,255	Codere S.A.*(a)	1,511,512
255,512	Siemens Gamesa Renewable Energy S.A.	6,886,403

		10,206,929

Sweden: 7.9%
754,209	Modern Times Group MTG AB - Class B	10,539,348
191,224	Nordic Entertainment Group AB - Class B*	8,095,618
770,639	Telia Co. AB	3,166,557

		21,801,523

Switzerland: 6.1%
26,410	Cie Financiere Richemont S.A.	1,772,716
536,633	Credit Suisse Group AG	5,382,427
2,988,300	Glencore Plc*	6,197,132
81,658	Julius Baer Group Ltd.	3,488,569

		16,840,844

United Kingdom: 13.4%
46,100	Ashtead Group Plc	1,653,384
108,587	Coca-Cola European Partners Plc	4,270,138
225,948	Compass Group Plc	3,395,158
168,785	easyJet Plc	1,096,871
443,232	Gamesys Group Plc	6,804,788
1,606,857	Informa Plc*	7,798,729
22,012,250	Lloyds Banking Group Plc*	7,477,473
314,285	Prudential Plc	4,491,487

		36,988,028

United States: 0.8%
333,287	Genco Shipping & Trading Ltd.	2,299,680

TOTAL COMMON STOCKS (Cost $259,392,369)		265,815,564

PartnerSelect International Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount		Value
SHORT-TERM INVESTMENTS: 2.9%
REPURCHASE AGREEMENTS: 2.9%
$7,990,174	Fixed Income Clearing Corp. 0.000%, 09/30/2020, due 10/01/2020 [collateral: par value $5,759,800, U.S. Treasury Bond, 3.125%, due 05/15/2048 value $8,150,832] (proceeds $7,990,174)	$7,990,174

TOTAL SHORT-TERM INVESTMENTS (Cost $7,990,174)		7,990,174

TOTAL INVESTMENTS (Cost: $267,382,543): 99.1%		273,805,738

Other Assets in Excess of Liabilities: 0.9%		2,498,696

NET ASSETS: 100.0%		$276,304,434

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
*	Non-Income Producing Security.
(a)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.

CURRENCY ABBREVIATIONS:

CHF	Swiss Franc
USD	U.S. Dollar

The cost basis of investments for federal income tax purposes at September 30, 2020 was as follows*:

Cost of investments	$267,382,543

Gross unrealized appreciation	39,239,918
Gross unrealized depreciation	(32,844,150)

Net unrealized appreciation	$6,395,768

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect International Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2020 (Unaudited)

At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2020	Fund Delivering	U.S. $ Value at September 30, 2020	Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust Company	12/16/2020	USD	$903,838	CHF	$931,265	$—	$(27,427)

PartnerSelect SBH Focused Small Value Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 91.9%
Consumer Discretionary: 4.1%
5,508	Core-Mark Holding Co., Inc.	$159,346
8,668	Tapestry, Inc.	135,481
10,659	Under Armour, Inc. - Class A*	119,701

		414,528

Consumer Staples: 6.7%
11,872	Hain Celestial Group, Inc. (The)*	407,210
6,863	TreeHouse Foods, Inc.*	278,157

		685,367

Financials: 14.0%
7,361	Glacier Bancorp, Inc.	235,920
5,955	Lakeland Financial Corp.	245,346
8,776	National Bank Holdings Corp. - Class A	230,370
17,149	Seacoast Banking Corp. of Florida*	309,196
15,691	Umpqua Holdings Corp.	166,638
7,749	United Community Banks, Inc.	131,191
5,255	WesBanco, Inc.	112,247

		1,430,908

Health Care: 8.5%
4,548	Magellan Health, Inc.*	344,648
12,043	MEDNAX, Inc.*	196,060
10,510	Orthofix Medical, Inc.*	327,281

		867,989

Industrials: 26.0%
4,473	AZZ, Inc.	152,619
6,081	CIRCOR International, Inc.*	166,315
6,007	Columbus McKinnon Corp.	198,832
6,066	EnerSys	407,150
15,162	Quanex Building Products Corp.	279,587
4,585	Regal Beloit Corp.	430,394
19,643	REV Group, Inc.	154,983
12,251	SPX Corp.*	568,201
20,923	Sterling Construction Co., Inc.*	296,270

		2,654,351

Information Technology: 15.8%
7,860	Belden, Inc.	244,603
4,734	CommVault Systems, Inc.*	193,147
7,361	FARO Technologies, Inc.*	448,874
20,037	NCR Corp.*	443,619
7,600	Progress Software Corp.	278,768

		1,609,011

Materials: 13.7%
8,396	Compass Minerals International, Inc.	498,303
26,230	Ferro Corp.*	325,252
25,828	Glatfelter Corp.	355,652
4,645	Schnitzer Steel Industries, Inc. - Class A	89,323

Shares		Value
Materials (continued)
3,491	Silgan Holdings, Inc.	$128,364

		1,396,894

Real Estate: 3.1%
12,014	Equity Commonwealth - REIT	319,933

TOTAL COMMON STOCKS (Cost $9,522,683)		9,378,981

TOTAL INVESTMENTS (Cost: $9,522,683): 91.9%		9,378,981

Other Assets in Excess of Liabilities: 8.1%		827,743

NET ASSETS: 100.0%		$10,206,724

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2020 was as follows*:

Cost of investments	$9,522,683

Gross unrealized appreciation	242,545
Gross unrealized depreciation	(386,247)

Net unrealized depreciation	$(143,702)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect Smaller Companies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 88.0%
Communication Services: 4.8%
23,900	EW Scripps Co. (The) - Class A	$273,416
20,000	Millicom International Cellular S.A.*	605,600

		879,016

Consumer Discretionary: 6.6%
35,000	American Eagle Outfitters, Inc.	518,350
12,000	Cheesecake Factory, Inc. (The)	332,880
6,425	Chewy, Inc. - Class A*	352,283

		1,203,513

Consumer Staples: 4.4%
15,723	Hain Celestial Group, Inc. (The)*	539,299
6,496	TreeHouse Foods, Inc.*	263,283

		802,582

Energy: 2.4%
89,472	WPX Energy, Inc.*	438,413

Financials: 6.6%
13,172	AllianceBernstein Holding L.P.	356,171
12,983	Bank of NT Butterfield & Son Ltd. (The)	289,261
11,000	StoneX Group, Inc.*	562,760

		1,208,192

Health Care: 10.4%
27,212	Change Healthcare, Inc.*	394,846
6,000	Integer Holdings Corp.*	354,060
6,082	Magellan Health, Inc.*	460,894
11,479	MEDNAX, Inc.*	186,878
16,396	Orthofix Medical, Inc.*	510,572

		1,907,250

Industrials: 19.8%
5,350	ASGN, Inc.*	340,046
13,500	Avis Budget Group, Inc.*	355,320
4,312	Axon Enterprise, Inc.*	391,098
1,800	Carlisle Cos., Inc.	220,266
71,856	GP Strategies Corp.*	692,692
22,600	Macquarie Infrastructure Corp.	607,714
5,160	Regal Beloit Corp.	484,369
11,916	SPX Corp.*	552,664

		3,644,169

Information Technology: 20.6%
6,440	Brooks Automation, Inc.	297,914
1,180	CACI International, Inc. - Class A*	251,529
18,133	Dropbox, Inc. - Class A*	349,242
8,607	FARO Technologies, Inc.*	524,855
5,400	FLIR Systems, Inc.	193,590
3,750	Jabil, Inc.	128,475
26,965	NCR Corp.*	597,005
6,003	Progress Software Corp.	220,190
30,000	ViaSat, Inc.*	1,031,700

Shares		Value
Information Technology (continued)
1,422	WEX, Inc.*	$197,615

		3,792,115

Materials: 10.0%
20,097	Compass Minerals International, Inc.	1,192,757
12,650	Norbord, Inc.	373,175
27,200	PQ Group Holdings, Inc.*	279,072

		1,845,004

Real Estate: 2.4%
16,453	Equity Commonwealth - REIT	438,143

TOTAL COMMON STOCKS (Cost $16,563,665)		16,158,397

Principal Amount
SHORT-TERM INVESTMENTS: 10.9%
REPURCHASE AGREEMENTS: 10.9%
$1,995,393	Fixed Income Clearing Corp. 0.000%, 9/30/2020, due 10/01/2020 [collateral: par value $1,438,600, U.S. Treasury Bonds, 3.125%, due 05/15/2048 value $2,035,798] (proceeds $1,995,393)	1,995,393

TOTAL SHORT-TERM INVESTMENTS (Cost $1,995,393)		1,995,393

TOTAL INVESTMENTS (Cost: $18,559,058): 98.9%		18,153,790

Other Assets in Excess of Liabilities: 1.1%		205,130

NET ASSETS: 100.0%		$18,358,920

Percentages are stated as a percent of net assets.

L.P.	Limited Partnership
REIT	Real Estate Investment Trust
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2020 was as follows*:

Cost of investments	$18,559,058

Gross unrealized appreciation	2,186,874
Gross unrealized depreciation	(2,592,142)

Net unrealized depreciation	$(405,268)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 30.1%
Communication Services: 5.6%
517,216	58.COM, Inc.*	$14,482,048
594	Activision Blizzard, Inc.	48,084
4,866	Alphabet, Inc. - Class A*	7,131,610
4,209	Alphabet, Inc. - Class C*(a)	6,185,546
59,132	Altice Europe N.V.*	283,671
71,186	AT&T, Inc.	2,029,513
37,976	Baidu, Inc. - ADR*	4,807,382
11,624	Charter Communications, Inc. - Class A*	7,257,328
332,510	Cincinnati Bell, Inc.*(a)	4,987,650
96,423	Cineplex, Inc.	521,773
63,157	Clear Channel Outdoor Holdings, Inc.*	63,157
205,790	Comcast Corp. - Class A(a)	9,519,845
114,390	Escrow Altegrity, Inc.*(b)	2,576,635
25,413	Facebook, Inc. - Class A*(a)	6,655,665
253	Fox Corp. - Class A	7,041
49,435	GCI Liberty, Inc. - Class A*(a)	4,051,693
10,549	IAC / InterActiveCorp*	1,263,559
26,858	iHeartMedia, Inc. - Class A*	218,087
121,400	Nexon Co. Ltd.	3,014,164
535	Nexstar Media Group, Inc. - Class A	48,113
85,901	PLAY Communications S.A.(c)	858,143
36,600	SoftBank Group Corp.	2,241,990
22,236	Sunrise Communications Group AG(c)	2,637,062
70,816	TEGNA, Inc.	832,088
813	Verizon Communications, Inc.	48,365

		81,770,212

Consumer Discretionary: 3.2%
8,528	Alibaba Group Holding Ltd. - ADR*	2,507,062
442	Best Buy Co., Inc.	49,190
2,502	Booking Holdings, Inc.*	4,280,121
579	BorgWarner, Inc.	22,431
45,872	Callaway Golf Co.	877,990
32,730	Cie Financiere Richemont S.A.	2,197,194
509,342	Delphi Technologies Plc*	8,511,105
147	Dollar General Corp.	30,814
116	Domino’s Pizza, Inc.	49,333
603	DR Horton, Inc.	45,605
856	eBay, Inc.	44,598
119,860	Grubhub, Inc.*(a)	8,669,474
185	Home Depot, Inc. (The)	51,376
194,290	Hudson Ltd. - Class A*	1,476,604
312	Lowe’s Cos., Inc.	51,748
387	LVMH Moet Hennessy Louis Vuitton SE	181,208
21,923	Marriott International, Inc. - Class A	2,029,631
2,987	McDonald’s Corp.	655,617
27,196	Naspers Ltd. - Class N	4,821,091
123,420	NetEnt AB	1,053,377
1,773	NIKE, Inc. - Class B	222,582
27,320	Porsche Automobil Holding SE - (Preference Shares)*	1,630,255
30,130	Prosus N.V.*	2,779,911
1,059	PulteGroup, Inc.	49,021
1,835	Starbucks Corp.	157,663

Shares		Value
Consumer Discretionary (continued)
117	Target Corp.	$18,418
14,178	Tiffany & Co.	1,642,521
95,000	Velodyne Lidar, Inc.*	1,775,550
202,544	William Hill Plc	727,292
394	Yum! Brands, Inc.	35,972

		46,644,754

Consumer Staples: 0.2%
1,115	Altria Group, Inc.	43,084
11,560	Coca-Cola Co. (The)	570,717
1,819	Costco Wholesale Corp.	645,745
844	Estee Lauder Cos., Inc. (The) - Class A	184,203
303	Kimberly-Clark Corp.	44,741
1,364	Kroger Co. (The)	46,253
600	Philip Morris International, Inc.	44,994
4,597	Procter & Gamble Co. (The)	638,937
4,374	Walmart, Inc.	611,966
110,963	Whole Earth Brands, Inc.*	925,432

		3,756,072

Energy: 1.7%
18,829	Battalion Oil Corp.*	148,749
131,897	ChampionX Corp.*(a)	1,053,857
577	Chevron Corp.	41,544
236,232	CNX Resources Corp.*	2,230,026
220	Dommo Energia S.A. - ADR*(b)	447
2,723	Enterprise Products Partners L.P.	42,996
279,175	Kinder Morgan, Inc.	3,442,228
1,578	McDermott International, Inc.*	0
258,191	Montage Resources Corp.*(a)	1,133,458
1,504,210	Noble Energy, Inc.	12,860,995
35,178	Whiting Petroleum Corp.*	608,228
2,363	Williams Cos., Inc. (The)	46,433
578,882	WPX Energy, Inc.*	2,836,522

		24,445,483

Financials: 6.0%
305	Aflac, Inc.	11,087
520	Allstate Corp. (The)	48,953
120,460	Alpha Healthcare Acquisition Corp.*	1,194,963
253,240	American International Group, Inc.(a)	6,971,697
18,080	Aon Plc - Class A	3,729,904
42,774	Artius Acquisition, Inc.*	444,422
95,045	Bank of America Corp.	2,289,634
42,820	CC Neuberger Principal Holdings II*	442,331
64,010	CF Finance Acquisition Corp. - Class A*	665,704
71,362	Churchill Capital Corp. IV*	715,047
58,277	CIT Group, Inc.(a)	1,032,086
105,692	Citigroup, Inc.(a)	4,556,382
92,739	Conyers Park II Acquisition Corp. - Class A*	942,228
366,078	E*TRADE Financial Corp.	18,322,204
122,830	Fast Acquisition Corp.*	1,224,615
60,800	Fast Sponsor Capital(b)	60,800
106,066	Flying Eagle Acquisition Corp. - Class A*	1,289,763

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Financials (continued)
56,847	Foley Trasimene Acquisition Corp. - Class A*	$588,935
73,460	Groupe Bruxelles Lambert S.A.	6,629,578
64,933	Hennessy Capital Acquisition Corp. IV - Class A*	723,354
71,058	Hudson Executive Investment Corp. - Class A*	698,145
198,940	Jefferies Financial Group, Inc.(a)	3,580,920
99,369	LF Capital Acquisition Corp. - Class A*	1,047,349
49,535	Live Oak Acquisition Corp. - Class A*	499,313
16,500	LPL Financial Holdings, Inc.	1,265,055
1,200	MetLife, Inc.	44,604
349,541	National General Holdings Corp.	11,797,009
71,789	Oaktree Acquisition Corp. II*	738,709
35,682	Pivotal Investment Corp. II - Class A*	411,413
525	Progressive Corp. (The)	49,702
141	S&P Global, Inc.	50,845
9,650	Signature Bank	800,853
35,382	Sustainable Opportunities Acquisition Corp. - Class A*	360,896
56,847	Trebia Acquisition Corp. - Class A*	578,702
134,809	Trine Acquisition Corp. - Class A*	1,455,937
1,323	Truist Financial Corp.	50,340
161,743	Wells Fargo & Co.(a)	3,802,578
39,543	Willis Towers Watson Plc(a)	8,257,369

		87,373,426

Health Care: 3.2%
517	AbbVie, Inc.	45,284
143,793	Aimmune Therapeutics, Inc.*	4,953,669
207	Amgen, Inc.	52,611
174	Anthem, Inc.	46,735
823	Bristol-Myers Squibb Co.	49,619
74,097	Cellular Biomedicine Group, Inc.*	1,358,939
274	Cigna Corp.	46,418
9,763	CVS Health Corp.	570,159
325	Eli Lilly & Co.	48,107
748	Gilead Sciences, Inc.	47,266
119	Humana, Inc.	49,253
48,476	Immunomedics, Inc.*	4,121,914
4,386	Johnson & Johnson	652,988
609	Merck & Co., Inc.	50,517
557,815	Metlifecare Ltd.*	2,192,863
83,439	Momenta Pharmaceuticals, Inc.*	4,378,879
122,430	Olympus Corp.	2,529,636
107,275	Oxford Immunotec Global Plc*	1,255,117
359,517	Pacific Biosciences of California, Inc.*(a)	3,548,433
88,051	Paratek Pharmaceuticals, Inc.*(a)	476,356
46,226	QIAGEN N.V.*	2,400,751
326,095	Stemline Therapeutics, Inc.(b)	110,807

Shares		Value
Health Care (continued)
8,121	Teladoc Health, Inc.*	$1,780,448
150	UnitedHealth Group, Inc.	46,766
51,995	Varian Medical Systems, Inc.*	8,943,140
215,475	Wright Medical Group N.V.*	6,580,606

		46,337,281

Industrials: 1.8%
6,133	3M Co.	982,384
53,715	AECOM*	2,247,436
13,082	CoreLogic, Inc.(a)	885,259
665	CSX Corp.	51,651
2,405	Expeditors International of Washington, Inc.	217,701
13,410	GEA Group AG	471,793
176	Honeywell International, Inc.	28,971
230,565	Howmet Aerospace, Inc.	3,855,047
34,216	Jardine Strategic Holdings Ltd.	677,819
46,010	LG Corp.	2,915,212
127	Lockheed Martin Corp.	48,677
734	Masco Corp.	40,465
565,709	Mcdermott International Ltd.*(b)	1,357,702
252,570	Meggitt Plc	840,047
28,613	Rush Enterprises, Inc. - Class A(a)	1,446,101
22,310	Samsung C&T Corp.	2,003,035
17,500	Sound Holding FP Luxemburg*(b)	326,050
263	Union Pacific Corp.	51,777
308	United Parcel Service, Inc. - Class B	51,322
100,600	Univar Solutions, Inc.*	1,698,128
60,023	Vivint Solar, Inc.*	2,541,974
56,140	Westinghouse Air Brake Technologies Corp.	3,473,943

		26,212,494

Information Technology: 6.1%
213,783	Acacia Communications, Inc.*(a)	14,408,974
209	Accenture Plc - Class A	47,232
60,290	Analog Devices, Inc.	7,038,255
1,572	Apple, Inc.	182,053
789	Applied Materials, Inc.	46,906
21,107	Broadcom, Inc.	7,689,702
1,166	Cisco Systems, Inc.	45,929
154	Citrix Systems, Inc.	21,207
30,330	Cloudera, Inc.*(a)	330,294
347	Fidelity National Information Services, Inc.	51,082
439,301	Gilat Satellite Networks Ltd.*	2,394,190
105,402	HIQ International AB*	843,150
2,749	HP, Inc.	52,204
993	Intel Corp.	51,418
6,872	International Business Machines Corp.	836,116
162	Intuit, Inc.	52,846
966	KLA Corp.	187,153
145	Lam Research Corp.	48,104
257,265	LogMeIn, Inc.*	22,137,653
758	MasterCard, Inc. - Class A	256,333
84,038	Maxim Integrated Products, Inc.	5,681,809
20,707	Microsoft Corp.	4,355,303

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Shares		Value
COMMON STOCKS (CONTINUED)
Information Technology (continued)
159,124	MINDBODY, Inc. - Class A*	$5,808,026
101,989	MobileIron, Inc.*	714,943
2,177	NortonLifeLock, Inc.	45,369
102	NVIDIA Corp.	55,204
14,112	NXP Semiconductors N.V.	1,761,319
869	Oracle Corp.	51,879
40,293	Perspecta, Inc.	783,699
2,266	Qualcomm, Inc.	266,663
71,789	Reinvent Technology Partners*	824,848
71,869	Rosetta Stone, Inc.*	2,154,633
72,257	TE Connectivity Ltd.(a)	7,062,399
359	Texas Instruments, Inc.	51,262
57,663	Virtusa Corp.*	2,834,713
957	Visa, Inc. - Class A	191,371

		89,364,241

Materials: 1.4%
38,047	Ahlstrom-Munksjo Oyj	801,987
268,578	Cemex SAB de C.V. - ADR	1,020,596
1,865,150	Glencore Plc*	3,877,719
40,662	HeidelbergCement AG	2,494,098
58,729	Hexion Holdings Corp. - Class B*	583,649
576,676	IPL Plastics, Inc.*	4,323,772
148,749	LafargeHolcim Ltd.	6,795,746
722	Newmont Corp.	45,811

		19,943,378

Real Estate: 0.7%
199	American Tower Corp.	48,104
72,528	Front Yard Residential Corp.	633,895
1,623	Iron Mountain, Inc.	43,480
263,550	Swire Pacific Ltd. - Class A	1,265,040
234,579	Taubman Centers, Inc.(a)	7,809,135

		9,799,654

Utilities: 0.2%
7,283	Dominion Energy, Inc.	574,847
6,635	Duke Energy Corp.	587,596
145,400	PG&E Corp.*	1,365,306

		2,527,749

TOTAL COMMON STOCKS (Cost $409,840,247)		438,174,744

RIGHTS/WARRANTS: 0.0%
17,471	Avaya Holdings Corp. (Expiration date 12/15/22)*	24,285
18,949	Foley Trasimene Acquisition Corp. (Expiration date 07/17/25)*	42,825
24,900	Fortress Value Acquisition Corp. (Expiration date 05/04/27)*	81,921
35,529	Hudson Executive Investment Corp. (Expiration date 06/21/25)*	41,924
70,679	Live Oak Acquisition Corp. (Expiration date 05/08/27)*	69,265
53,010	Sustainable Opportunities Acquisition Corp. (Expiration date 06/26/25)*	95,418
18,949	Trebia Acquisition Corp. (Expiration date 12/31/25)*	28,424

Shares		Value

TOTAL RIGHTS/WARRANTS (Cost $212,331)		$384,062

PREFERRED STOCKS: 0.2%
Consumer Staples: 0.1%
	Bunge Ltd.
16,579	4.875%, 12/20/2165(d)	1,628,887

Energy: 0.0%
	Chesapeake Energy Corp.
506	5.750%, 08/15/2166(b)(d)	0
	El Paso Energy Capital Trust I
528	4.750%, 03/31/2028	24,695

		24,695

Financials: 0.1%
	Bank of America Corp.
245	7.250%, 07/31/2168(d)	364,560
	National General Holdings Corp.
9,105	7.500%, 10/30/2020(d)	229,446
	Wells Fargo & Co.
528	7.500%, 12/31/2049(d)	708,602

		1,302,608

Industrials: 0.0%
	Element Communication Aviation
170	12.000%, 03/16/2040(b)	197,030

TOTAL PREFERRED STOCKS (Cost $4,925,290)		3,153,220

Principal Amount^
ASSET-BACKED SECURITIES: 9.8%
	Accelerated Assets LLC
195,858	Series 2018-1-B 4.510%, 12/02/2033(c)	198,486
	Adams Outdoor Advertising L.P.
902,123	Series 2018-1-A 4.810%, 11/15/2048(c)	940,273
	AGL CLO 3 Ltd.
320,000	Series 2020-3A-C 2.425%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 2.150%	315,128
470,000	Series 2020-3A-D 3.575%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 3.300%	437,219
	AIM Aviation Finance Ltd.
637,452	Series 2015-1A-B1 5.072%, 02/15/2040(c)(f)	227,378
	Ajax Mortgage Loan Trust
302,044	Series 2017-B-A 3.163%, 09/25/2056(c)(g)	304,239
	American Credit Acceptance Receivables Trust
670,000	Series 2020-3-D 2.400%, 06/15/2026(c)	680,165
	American Homes 4 Rent
875,000	Series 2014-SFR2-E 6.231%, 10/17/2036(c)	990,082
600,000	Series 2014-SFR3-E 6.418%, 12/17/2036(c)	678,844

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	American Homes 4 Rent (Continued)
$845,000	Series 2015-SFR1-E 5.639%, 04/17/2052(c)	$937,802
	Americredit Automobile Receivables Trust
1,010,000	Series 2018-3-D 4.040%, 11/18/2024	1,068,730
	AmeriCredit Automobile Receivables Trust
130,000	Series 2020-2-D 2.130%, 03/18/2026	131,871
	Anchorage Capital CLO 9 Ltd.
1,800,000	Series 2016-9A-DR 4.275%, 07/15/2032(c)(e) 3 mo. USD LIBOR + 4.000%	1,776,696
	Apidos CLO XX
265,000	Series 2015-20A-BRR 2.221%, 07/16/2031(c)(e) 3 mo. USD LIBOR + 1.950%	262,286
	Apidos CLO XXI
500,000	Series 2015-21A-ER 8.522%, 07/18/2027(c)(e) 3 mo. USD LIBOR + 8.250%	428,104
	Apidos CLO XXIII
855,000	Series 2015-23A-CR 3.601%, 04/15/2033(c)(e) 3 mo. USD LIBOR + 2.000%	835,558
	Apidos CLO XXIV
1,000,000	Series 2016-24A-DR 6.072%, 10/20/2030(c)(e) 3 mo. USD LIBOR + 5.800%	881,561
	Apres Static CLO 2 Ltd.
500,000	Series 2020-1A-D 5.284%, 04/15/2028(c)(e) 3 mo. USD LIBOR + 4.850%	499,282
	Arbys Funding LLC
255,000	Series 2020-1A-A2 3.237%, 07/30/2050(c)	264,048
	Ascentium Equipment Receivables Trust
95,000	Series 2017-2A-C 2.870%, 08/10/2022(c)	96,650
	Atrium XIII
500,000	Series 13A-E 6.306%, 11/21/2030(c)(e) 3 mo. USD LIBOR + 6.050%	454,372
	Atrium XIV LLC
750,000	Series 14A-E 5.921%, 08/23/2030(c)(e) 3 mo. USD LIBOR + 5.650%	671,231
	Avid Automobile Receivables Trust
180,000	Series 2019-1-C 3.140%, 07/15/2026(c)	184,600
	Avis Budget Rental Car Funding AESOP LLC
215,000	Series 2020-2A-B 2.960%, 02/20/2027(c)	218,986
	Barings CLO Ltd.
1,000,000	Series 2018-3A-E 6.022%, 07/20/2029(c)(e) 3 mo. USD LIBOR + 5.750%	844,878
500,000	Series 2018-4A-E 6.095%, 10/15/2030(c)(e) 3 mo. USD LIBOR + 5.820%	448,244

Principal Amount^		Value
$1,100,000	Series 2019-4A-C 3.075%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 2.800%	$1,102,812
	Battalion CLO XIV Ltd.
250,000	Series 2019-14A-E 6.952%, 04/20/2032(c)(e) 3 mo. USD LIBOR + 6.680%	242,785
	Bayview Opportunity Master Fund V Trust
395,000	Series 2020-RN3-A1 3.105%, 09/25/2035(c)(f)	398,162
	Blackbird Capital Aircraft Lease Securitization Ltd.
269,792	Series 2016-1A-A 4.213%, 12/16/2041(c)(f)	244,140
250,521	Series 2016-1A-B 5.682%, 12/16/2041(c)(f)	176,048
	BlueMountain CLO XXIV Ltd.
510,000	Series 2019-24A-C 2.972%, 04/20/2031(c)(e) 3 mo. USD LIBOR + 2.700%	504,407
	Bristol Park CLO Ltd.
260,000	Series 2016-1A-CR 2.225%, 04/15/2029(c)(e) 3 mo. USD LIBOR + 1.950%	257,952
	Buttermilk Park CLO Ltd.
750,000	Series 2018-1A-E 6.025%, 10/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	669,604
	California Republic Auto Receivables Trust
520,000	Series 2018-1-D 4.330%, 04/15/2025	539,608
	Canyon Capital CLO Ltd.
1,000,000	Series 2016-1A-ER 6.025%, 07/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	862,419
500,000	Series 2018-1A-E 6.025%, 07/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	431,717
	Carlyle Global Market Strategies CLO Ltd.
508,509	Series 2014-2RA-D 5.630%, 05/15/2031(c)(e) 3 mo. USD LIBOR + 5.350%	389,973
	CarMax Auto Owner Trust
445,000	Series 2018-2-D 3.990%, 04/15/2025	463,863
305,000	Series 2018-4-D 4.150%, 04/15/2025	317,981
	Castlelake Aircraft Securitization Trust
3,686,423	Series 2018-1-C 6.625%, 06/15/2043(c)	1,873,796
	Castlelake Aircraft Structured Trust
3,000,000	Series 2019-1A-E 0.000%, 04/15/2039(c)	1,159,289
	Catskill Park CLO Ltd.
1,000,000	Series 2017-1A-D 6.272%, 04/20/2029(c)(e) 3 mo. USD LIBOR + 6.000%	904,811
	CCG Receivables Trust
100,000	Series 2018-1-C 3.420%, 06/16/2025(c)	101,523

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Chenango Park CLO Ltd.
$500,000	Series 2018-1A-D 6.075%, 04/15/2030(c)(e) 3 mo. USD LIBOR + 5.800%	$449,059
	Chesapeake Funding II LLC
180,000	Series 2017-2A-D 3.710%, 05/15/2029(c)	181,177
250,000	Series 2018-1A-C 3.570%, 04/15/2030(c)	255,160
640,000	Series 2018-1A-D 3.920%, 04/15/2030(c)	646,654
	CIFC Funding Ltd.
205,000	Series 2013-2A-A3LR 2.222%, 10/18/2030(c)(e) 3 mo. USD LIBOR + 1.950%	198,245
	Citigroup Mortgage Loan Trust, Inc.
982,559	Series 2019-E-A1 3.228%, 11/25/2070(c)(f)	1,003,406
	Coinstar Funding LLC
1,025,550	Series 2017-1A-A2 5.216%, 04/25/2047(c)	975,631
	Colony American Finance Ltd.
480,000	Series 2015-1-D 5.649%, 10/15/2047(c)	487,147
230,000	Series 2016-1-C 4.638%, 06/15/2048(c)(f)	230,323
	Cook Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.673%, 04/17/2030(c)(e) 3 mo. USD LIBOR + 5.400%	878,598
	Credit Acceptance Auto Loan Trust
605,000	Series 2020-1A-C 2.590%, 06/15/2029(c)	613,331
	Credit Suisse Mortgage-Backed Trust
930,000	Series 2018-RPL8-A2 4.167%, 07/25/2058(c)(g)	929,798
	CSAB Mortgage-Backed Trust
1,857,684	Series 2006-2-A6B 5.700%, 09/25/2036(f)	207,533
	DB Master Finance LLC
328,680	Series 2019-1A-A23 4.352%, 05/20/2049(c)	359,306
	Dell Equipment Finance Trust
200,000	Series 2020-2-D 1.920%, 03/23/2026(c)	200,245
	Diamond Resorts Owner Trust
78,301	Series 2017-1A-C 6.070%, 10/22/2029(c)	79,595
335,649	Series 2018-1-C 4.530%, 01/21/2031(c)	339,742
269,418	Series 2019-1A-B 3.530%, 02/20/2032(c)	273,090
	Domino’s Pizza Master Issuer LLC
714,788	Series 2017-1A-A23 4.118%, 07/25/2047(c)	773,756
323,400	Series 2018-1A-A2II 4.328%, 07/25/2048(c)	353,169
496,250	Series 2019-1A-A2 3.668%, 10/25/2049(c)	529,294
	Dorchester Park CLO Ltd.
500,000	Series 2015-1A-ER 5.272%, 04/20/2028(c)(e) 3 mo. USD LIBOR + 5.000%	449,118

Principal Amount^		Value
	Dryden 40 Senior Loan Fund
$1,000,000	Series 2015-40A-ER 6.030%, 08/15/2031(c)(e) 3 mo. USD LIBOR + 5.750%	$892,929
	Dryden 45 Senior Loan Fund
275,000	Series 2016-45A-ER 6.125%, 10/15/2030(c)(e) 3 mo. USD LIBOR + 5.850%	245,006
	Dryden 55 CLO Ltd.
500,000	Series 2018-55A-F 7.475%, 04/15/2031(c)(e) 3 mo. USD LIBOR + 7.200%	378,495
	DT Auto Owner Trust
410,000	Series 2018-2A-D 4.150%, 03/15/2024(c)	423,306
55,000	Series 2020-2A-D 4.730%, 03/16/2026(c)	59,271
270,000	Series 2020-3A-D 1.840%, 06/15/2026(c)	271,208
	Earnest Student Loan Program LLC
13,000	Series 2016-D-R 0.000%, 01/25/2041(c)	184,304
	Education Funding Trust
707,999	Series 2020-A-A 2.790%, 07/25/2041(c)	716,362
	Exeter Automobile Receivables Trust
305,000	Series 2020-2A-D 4.730%, 04/15/2026(c)	329,458
195,000	Series 2020-3A-C 1.320%, 07/15/2025	195,654
	Fairstone Financial Issuance Trust
670,000 (CAD)	Series 2019-1A-A 3.948%, 03/21/2033(c)	503,677
	Fillmore Park CLO Ltd.
500,000	Series 2018-1A-E 5.675%, 07/15/2030(c)(e) 3 mo. USD LIBOR + 5.400%	449,877
	First Investors Auto Owner Trust
160,000	Series 2019-2A-D 2.800%, 12/15/2025(c)	164,378
365,000	Series 2019-2A-E 3.880%, 01/15/2026(c)	371,392
	FirstKey Homes Trust
775,000	Series 2020-SFR1-F1 3.638%, 09/17/2025(c)	803,215
	Flagship Credit Auto Trust
300,000	Series 2016-3-E 6.250%, 10/15/2023(c)	307,973
700,000	Series 2019-2-D 3.530%, 05/15/2025(c)	725,171
595,000	Series 2020-1-D 2.480%, 03/16/2026(c)	602,254
	Galaxy XXVI CLO Ltd.
715,000	Series 2018-26A-E 6.106%, 11/22/2031(c)(e) 3 mo. USD LIBOR + 5.850%	628,453
	Genesis Sales Finance Master Trust
145,000	Series 2019-AA-A 4.680%, 08/20/2023(c)	145,780
	Gilbert Park CLO Ltd.
500,000	Series 2017-1A-E 6.675%, 10/15/2030(c)(e) 3 mo. USD LIBOR + 6.400%	465,792

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Global Container Assets 2014 Holdings Ltd.
$782,149	Series 2014-1-C 6.000%, 01/05/2030(b)(c)	$263,459
356,130	Series 2014-1-D 7.500%, 01/05/2030(b)(c)	40,766
1,185,000	Series 2014-1-E 0.000%, 01/05/2030(b)(c)	0
	Global Container Assets Ltd.
133,410	Series 2015-1A-B 4.500%, 02/05/2030(c)	132,748
	GLS Auto Receivables Issuer Trust
1,135,000	Series 2020-3A-C 1.920%, 05/15/2025(c)	1,144,492
	Goldentree Loan Management US CLO 3 Ltd.
500,000	Series 2018-3A-D 3.122%, 04/20/2030(c)(e) 3 mo. USD LIBOR + 2.850%	475,174
	GSAA Home Equity Trust
634,384	Series 2006-10-AF5 6.448%, 06/25/2036(f)	263,647
	Harbour Aircraft Investments Ltd.
297,254	Series 2017-1-C 8.000%, 11/15/2037	147,147
	Harley Marine Financing LLC
924,473	Series 2018-1A-A2 5.682%, 05/15/2043(c)	830,085
	Highbridge Loan Management Ltd.
500,000	Series 2013-2A-DR 6.872%, 10/20/2029(c)(e) 3 mo. USD LIBOR + 6.600%	428,483
	Hilton Grand Vacations Trust
131,926	Series 2018-AA-C 4.000%, 02/25/2032(c)	134,979
	Horizon Aircraft Finance I Ltd.
2,670,343	Series 2018-1-C 6.657%, 12/15/2038(c)	1,121,628
	HPEFS Equipment Trust
265,000	Series 2020-1A-D 2.260%, 02/20/2030(c)	266,891
	HPS Loan Management Ltd.
2,000,000	Series 6A-2015-DR 5.349%, 02/05/2031(c)(e) 3 mo. USD LIBOR + 5.100%	1,648,495
	InSite Issuer LLC
3,500,000	Series 2016-1A-C 6.414%, 11/15/2046(c)	3,594,385
	Invitation Homes Trust
714,902	Series 2018-SFR1-E 2.151%, 03/17/2037(c)(e) 1 mo. USD LIBOR + 2.000%	718,134
1,225,000	Series 2018-SFR2-E 2.152%, 06/17/2037(c)(e) 1 mo. USD LIBOR + 2.000%	1,231,841
	JP Morgan Mortgage Acquisition Trust
1,000,000	Series 2007-CH1-AF5 4.854%, 11/25/2036(f)	1,090,111
	Kestrel Aircraft Funding Ltd.
521,073	Series 2018-1A-A 4.250%, 12/15/2038(c)	460,147

Principal Amount^		Value
	LCM 26 Ltd.
$500,000	Series 26A-E 5.572%, 01/20/2031(c)(e) 3 mo. USD LIBOR + 5.300%	$403,768
	LCM 30 Ltd.
300,000	Series 30A-D 4.022%, 04/20/2031(c)(e) 3 mo. USD LIBOR + 3.750%	287,972
	LCM Loan Income Fund I Income Note Issuer Ltd.
500,000	Series 27A-E 5.871%, 07/16/2031(c)(e) 3 mo. USD LIBOR + 5.600%	396,123
	LCM XVII L.P.
1,000,000	Series 17A-ER 6.275%, 10/15/2031(c)(e) 3 mo. USD LIBOR + 6.000%	807,544
	LCM XX L.P.
500,000	Series 20A-ER 5.722%, 10/20/2027(c)(e) 3 mo. USD LIBOR + 5.450%	406,568
	Lehman XS Trust
2,503,486	Series 2005-6-3A3A 5.760%, 11/25/2035(f)	1,611,219
364,838	Series 2006-8-3A3 4.821%, 06/25/2036(f)	374,763
	Madison Park Funding XIV Ltd.
1,000,000	Series 2014-14A-ER 6.058%, 10/22/2030(c)(e) 3 mo. USD LIBOR + 5.800%	882,805
	Madison Park Funding XXII Ltd.
1,000,000	Series 2016-22A-ER 6.975%, 01/15/2033(c)(e) 3 mo. USD LIBOR + 6.700%	924,907
	Madison Park Funding XXXI Ltd.
270,000	Series 2018-31A-C 2.406%, 01/23/2031(c)(e) 3 mo. USD LIBOR + 2.150%	264,513
	MAPS Ltd.
612,767	Series 2018-1A-A 4.212%, 05/15/2043(c)	569,994
277,422	Series 2019-1A-A 4.458%, 03/15/2044(c)	259,603
	Mosaic Solar Loans LLC
1,587,687	Series 2017-2A-B 4.770%, 06/22/2043(c)	1,659,607
	MVW LLC
96,793	Series 2020-1A-C 4.210%, 10/20/2037(c)	100,764
	MVW Owner Trust
112,185	Series 2019-1A-C 3.330%, 11/20/2036(c)	113,669
	Myers Park CLO Ltd.
1,000,000	Series 2018-1A-E 5.772%, 10/20/2030(c)(e) 3 mo. USD LIBOR + 5.500%	897,402
	Navient Private Education Refi Loan Trust
260,000	Series 2018-A-B 3.680%, 02/18/2042(c)	265,083
855,000	Series 2019-FA-B 3.120%, 08/15/2068(c)	873,473
180,000	Series 2019-GA-B 3.080%, 10/15/2068(c)	179,213
220,000	Series 2020-FA-B 2.690%, 07/15/2069(c)	220,728

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Neuberger Berman CLO XVI-S Ltd.
$500,000	Series 2017-16SA-E 5.675%, 01/15/2028(c)(e) 3 mo. USD LIBOR + 5.400%	$463,468
	Neuberger Berman CLO XXIII Ltd.
1,000,000	Series 2016-23A-ER 6.023%, 10/17/2027(c)(e) 3 mo. USD LIBOR + 5.750%	911,727
	Neuberger Berman Loan Advisers CLO 24 Ltd.
1,000,000	Series 2017-24A-E 6.292%, 04/19/2030(c)(e) 3 mo. USD LIBOR + 6.020%	931,725
	Neuberger Berman Loan Advisers CLO 26 Ltd.
1,000,000	Series 2017-26A-INC 0.000%, 10/18/2030(c)(g)	578,120
	Neuberger Berman Loan Advisers CLO 30 Ltd.
2,210,000	Series 2018-30A-E 7.022%, 01/20/2031(c)(e) 3 mo. USD LIBOR + 6.750%	2,142,193
	NRZ Excess Spread-Collateralized Notes
1,507,044	Series 2018-PLS2-D 4.593%, 02/25/2023(c)	1,457,477
	OCP CLO Ltd.
520,000	Series 2015-8A-CR 3.073%, 04/17/2027(c)(e) 3 mo. USD LIBOR + 2.800%	502,247
	Octagon Investment Partners 26 Ltd.
1,000,000	Series 2016-1A-FR 8.365%, 07/15/2030(c)(e) 3 mo. USD LIBOR + 8.090%	703,321
	Octagon Investment Partners 29 Ltd.
1,000,000	Series 2016-1A-ER 7.514%, 01/24/2033(c)(e) 3 mo. USD LIBOR + 7.250%	963,321
	Octagon Investment Partners 39 Ltd.
275,000	Series 2018-3A-E 6.022%, 10/20/2030(c)(e) 3 mo. USD LIBOR + 5.750%	251,766
	Octagon Investment Partners XVI Ltd.
1,000,000	Series 2013-1A-ER 6.023%, 07/17/2030(c)(e) 3 mo. USD LIBOR + 5.750%	862,556
1,500,000	Series 2013-1A-SUB 0.000%, 07/17/2030(c)(g)	358,743
	Octagon Investment Partners XXI Ltd.
500,000	Series 2014-1A-DRR 7.265%, 02/14/2031(c)(e) 3 mo. USD LIBOR + 7.000%	466,358
	Octagon Investment Partners XXII Ltd.
835,000	Series 2014-1A-CRR 2.158%, 01/22/2030(c)(e) 3 mo. USD LIBOR + 1.900%	804,076

Principal Amount^		Value
	OHA Credit Funding 5 Ltd.
$475,000	Series 2020-5A-C 3.306%, 04/18/2033(c)(e) 3 mo. USD LIBOR + 2.000%	$465,525
	OneMain Financial Issuance Trust
675,000	Series 2015-3A-B 4.160%, 11/20/2028(c)	682,469
290,000	Series 2020-1A-B 4.830%, 05/14/2032(c)	312,611
265,000	Series 2020-2A-C 2.760%, 09/14/2035(c)	268,706
	Oxford Finance Funding LLC
180,000	Series 2019-1A-A2 4.459%, 02/15/2027(c)	186,337
	OZLM XXIII Ltd.
255,000	Series 2019-23A-E 7.075%, 04/15/2032(c)(e) 3 mo. USD LIBOR + 6.800%	242,777
	Palmer Square CLO Ltd.
260,000	Series 2015-2A-BR2 2.222%, 07/20/2030(c)(e) 3 mo. USD LIBOR + 1.950%	257,850
	Parallel Ltd.
700,000	Series 2017-1A-CR 2.272%, 07/20/2029(c)(e) 3 mo. USD LIBOR + 2.000%	660,670
1,005,000	Series 2018-2A-B 2.422%, 10/20/2031(c)(e) 3 mo. USD LIBOR + 2.150%	935,511
	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
8,000,000	Series 2005-WHQ1-M5 1.273%, 03/25/2035(e) 1 mo. USD LIBOR + 1.125%	7,951,395
	Pikes Peak CLO 3
525,000	Series 2019-3A-E 7.105%, 04/25/2030(c)(e) 3 mo. USD LIBOR + 6.860%	505,219
	Planet Fitness Master Issuer LLC
674,900	Series 2019-1A-A2 3.858%, 12/05/2049(c)	635,706
	PNMAC FMSR Issuer Trust
7,300,000	Series 2018-FT1-A 2.498%, 04/25/2023(c)(e) 1 mo. USD LIBOR + 2.350%	7,042,176
	Prestige Auto Receivables Trust
330,000	Series 2019-1A-E 3.900%, 05/15/2026(c)	333,996
	Preston Ridge Partners Mortgage LLC
275,000	Series 2018-1A-A2 5.000%, 04/25/2023(c)(g)	276,034
434,824	Series 2019-4A-A1 3.351%, 11/25/2024(c)(f)	436,670
307,763	Series 2020-1A-A1 2.981%, 02/25/2025(c)(f)	307,191
	Progress Residential Trust
210,000	Series 2017-SFR2-E 4.142%, 12/17/2034(c)	211,506
125,000	Series 2018-SFR2-E 4.656%, 08/17/2035(c)	128,590
170,000	Series 2018-SFR3-E 4.873%, 10/17/2035(c)	175,433
530,000	Series 2019-SFR1-E 4.466%, 08/17/2035(c)	548,772

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Progress Residential Trust (Continued)
$235,000	Series 2019-SFR3-D 2.871%, 09/17/2036(c)	$240,332
255,000	Series 2020-SFR3-F 2.796%, 10/17/2027(c)(h)	256,938
	Republic FInance Issuance Trust
1,000,000	Series 2019-A-A 3.430%, 11/22/2027(c)	1,017,258
	Rockford Tower CLO Ltd.
700,000	Series 2017-2A-CR 2.175%, 10/15/2029(c)(e) 3 mo. USD LIBOR + 1.900%	690,297
	S-Jets Ltd.
1,134,996	Series 2017-1-A 3.967%, 08/15/2042(c)	1,039,262
	Santander Drive Auto Receivables Trust
875,000	Series 2019-2-D 3.220%, 07/15/2025	904,689
885,000	Series 2020-1-D 5.350%, 03/15/2028	957,668
300,000	Series 2020-2-D 2.220%, 09/15/2026	306,693
	SCF Equipment Leasing LLC
1,135,000	Series 2018-1A-C 4.210%, 04/20/2027(c)	1,164,917
	Sierra Timeshare Receivables Funding LLC
152,123	Series 2020-2A-C 3.510%, 07/20/2037(c)	154,189
	SLM Private Credit Student Loan Trust
256,000	Series 2003-A-A3 3.170%, 06/15/2032(e) 28 day ARS	251,509
677,000	Series 2003-B-A3 3.180%, 03/15/2033(e) 28 day ARS	665,050
59,000	Series 2003-B-A4 3.200%, 03/15/2033(e) 28 day ARS	57,959
	SoFi Consumer Loan Program Trust
435,000	Series 2018-2-B 3.790%, 04/26/2027(c)	446,244
380,000	Series 2019-4-C 2.840%, 08/25/2028(c)	375,633
	SoFi Professional Loan Program LLC
162,984	Series 2016-A-B 3.570%, 01/26/2038(c)	165,845
133,000	Series 2017-F-R1 0.000%, 01/25/2041(c)	6,050,953
63,855	Series 2019-B-R1 0.000%, 08/17/2048(c)	2,090,852
	SoFi Professional Loan Program Trust
360,000	Series 2020-A-BFX 3.120%, 05/15/2046(c)	375,688
45,000	Series 2020-A-R1 0.000%, 05/15/2046(c)	2,728,993

Principal Amount^		Value
	Soundview Home Loan Trust
$4,751,230	Series 2007-OPT3-2A3 0.328%, 08/25/2037(e) 1 mo. USD LIBOR + 0.180%	$4,584,866
	SpringCastle America Funding LLC
1,005,000	Series 2020-AA-A 1.970%, 09/25/2037(c)	1,010,626
	Sprite Ltd.
292,457	Series 2017-1-B 5.750%, 12/15/2037(c)	186,722
	Stewart Park CLO Ltd.
500,000	Series 2015-1A-ER 5.555%, 01/15/2030(c)(e) 3 mo. USD LIBOR + 5.280%	438,749
	Taco Bell Funding LLC
702,488	Series 2018-1A-A2II 4.940%, 11/25/2048(c)	761,599
	Terwin Mortgage Trust
695,407	Series 2006-3-2A2 0.358%, 04/25/2037(c)(e) 1 mo. USD LIBOR + 0.210%	683,252
	Textainer Marine Containers VII Ltd.
114,033	Series 2020-1A-A 2.730%, 08/21/2045(c)	116,850
	THL Credit Wind River CLO Ltd.
2,000,000	Series 2014-2A-INC 0.000%, 01/15/2031(c)	422,576
500,000	Series 2018-2A-E 6.025%, 07/15/2030(c)(e) 3 mo. USD LIBOR + 5.750%	430,287
	TICP CLO VII Ltd.
280,000	Series 2017-7A-CR 2.425%, 04/15/2033(c)(e) 3 mo. USD LIBOR + 2.150%	273,934
	TICP CLO XV Ltd.
250,000	Series 2020-15A-C 3.785%, 04/20/2033(c)(e) 3 mo. USD LIBOR + 2.150%	248,550
	Tidewater Auto Receivables Trust
110,000	Series 2018-AA-D 4.300%, 11/15/2024(c)	113,212
	Towd Point Mortgage Trust
310,000	Series 2018-5-M1 3.250%, 07/25/2058(c)(g)	316,468
385,000	Series 2019-2-M1 3.750%, 12/25/2058(c)(g)	416,161
	Trestles CLO II Ltd.
335,000	Series 2018-2A-D 5.995%, 07/25/2031(c)(e) 3 mo. USD LIBOR + 5.750%	290,540
	Tricon American Homes
250,000	Series 2020-SFR1-E 3.544%, 07/17/2038(c)	265,135
	Tryon Park CLO Ltd.
1,000,000	Series 2013-1A-DR 6.225%, 04/15/2029(c)(e) 3 mo. USD LIBOR + 5.950%	888,092
	Vericrest Opportunity Loan Trust
1,121,355	Series 2019-NPL5-A1A 3.352%, 09/25/2049(c)(f)	1,124,601
	VOLT LXXXIII LLC
312,513	Series 2019-NPL9-A1A 3.327%, 11/26/2049(c)(f)	313,839

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Voya CLO Ltd.
$500,000	Series 2018-2A-E 5.525%, 07/15/2031(c)(e) 3 mo. USD LIBOR + 5.250%	$422,169
	WAVE Trust
282,273	Series 2017-1A-B 5.682%, 11/15/2042(c)	209,819
	Webster Park CLO Ltd.
1,000,000	Series 2015-1A-DR 5.772%, 07/20/2030(c)(e) 3 mo. USD LIBOR + 5.500%	882,362
	Wendy’s Funding LLC
865,525	Series 2018-1A-A2II 3.884%, 03/15/2048(c)	912,168
185,725	Series 2019-1A-A2II 4.080%, 06/15/2049(c)	200,154
	World Financial Network Credit Card Master Trust
1,765,000	Series 2019-C-M 2.710%, 07/15/2026	1,813,241
	York CLO Ltd.
1,783,000	Series 2019-1A-D 4.258%, 07/22/2032(c)(e) 3 mo. USD LIBOR + 4.000%	1,735,107

TOTAL ASSET-BACKED SECURITIES (Cost $154,976,653)		143,151,555

BANK LOANS: 1.8%
	Air Methods Corp.
1,179,758	4.500%, 04/22/2024(e) 3 mo. LIBOR + 3.500%	1,038,924
	American Tire Distributors Holdings, Inc.
1,145,491	8.500%, 09/02/2024(e) 3 mo. LIBOR + 7.500%	984,303
	Avaya, Inc.
238,601	4.401%, 12/15/2024(e) 1 mo. LIBOR + 4.250%	237,744
296,399	4.401%, 12/15/2027(e) 3 mo. LIBOR + 4.250%	296,399
	BI-LO Holding LLC
837,073	9.000%, 05/31/2024(e) 1 mo. LIBOR + 8.000%	838,521
	BJ Services LLC
3,135,000	8.500%, 01/03/2023(b)(e) 3 mo. LIBOR + 7.000%	2,646,121
	California Resources Corp.
4,092,000	0.000%, 12/31/2022(e)(i) 12 mo. LIBOR + 0.000%	1,539,042
	Cengage Learning, Inc.
1,036,469	5.250%, 06/07/2023(e) 3 mo. LIBOR + 4.250%	869,525
	Colorado Buyer, Inc.
471,037	4.000%, 05/01/2024(e) 6 mo. LIBOR + 3.000%	408,665
	Cvent, Inc.
451,192	3.897%, 11/29/2024(e) 1 mo. LIBOR + 3.750%	410,100
	Dell International LLC
445,489	2.750%, 09/19/2025(e) 1 mo. LIBOR + 2.000%	444,137

Principal Amount^		Value
	Dhanani Group, Inc.
$107,881	3.897%, 07/20/2025(e) 1 mo. LIBOR + 3.750%	$103,948
	Finastra USA, Inc.
464,003	4.500%, 06/13/2024(e) 3 mo. LIBOR + 3.500%	435,119
	Flexential Intermediate Corp.
440,459	3.720%, 08/01/2024(e) 3 mo. LIBOR + 3.500%	379,896
	Gavilan Resources LLC
1,025,000	0.000%, 03/01/2024(e)(i) 12 mo. LIBOR + 0.000%	12,812
	Global Medical Response, Inc.
247,455	5.250%, 03/14/2025(e) 3 mo. LIBOR + 4.250%	240,650
	Golden Nugget, Inc.
219,383	3.250%, 10/04/2023(e) 1 mo. LIBOR + 2.500%	197,075
	Granite Holdings US Acquisition Co.
455,400	5.470%, 09/30/2026(e) 3 mo. LIBOR + 5.250%	432,630
	Gray Television, Inc.
556,000	2.405%, 02/07/2024(e) 1 mo. LIBOR + 2.250%	545,475
362,000	2.655%, 01/02/2026(e) 1 mo. LIBOR + 2.500%	356,570
	Gulf Finance LLC
525,478	6.250%, 08/25/2023(e) 1 mo. LIBOR + 5.250%	372,872
	Hof Village LLC
267,237	12.000%, 10/31/2020(b)(e) 1 mo. LIBOR + 12.000%	227,151
	ION Trading Technologies S.A.R.L.
361,236	5.000%, 11/21/2024(e) 3 mo. LIBOR + 4.000%	356,018
	Klockner-Pentaplast of America, Inc.
77,594	5.250%, 06/30/2022(e) 6 mo. LIBOR + 4.250%	75,590
	Kronos Acquisition Holdings, Inc.
529,339	5.000%, 05/15/2023(e) 3 mo. LIBOR + 4.000%	527,349
	Lower Cadence Holdings LLC
286,375	4.147%, 05/22/2026(e) 1 mo. LIBOR + 4.000%	265,828
	McDermott Technology Americas, Inc.
807,398	0.000%, 05/10/2023(b)(j)	605,548
807,398	0.000%, 06/30/2024(b)(j)	726,658
45,791	0.000%, 06/30/2024(j)	40,067
5,446	3.147%, 06/30/2024 1 mo. LIBOR + 3.000%	4,766
876,960	0.000%, 06/30/2025(j)	666,490
402,416	4.147%, 06/30/2025(e) 1 mo. LIBOR + 4.000%	305,836
	Mediaco Holding, Inc.
2,192,101	8.400%, 11/21/2024(b)(e) 1 mo. LIBOR + 7.500%	1,956,527
	Milano Acquisition Corp.
180,000	0.000%, 08/17/2027(j)	178,537
	Minotaur Acquisition, Inc.
1,081,278	5.147%, 03/27/2026(e) 1 mo. LIBOR + 5.000%	1,034,426
	Mitchell International, Inc.
845,000	7.397%, 12/01/2025(e) 1 mo. LIBOR + 7.250%	805,285

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	MLN U.S. Holding Co. LLC
$467,207	4.656%, 11/30/2025(e) 1 mo. LIBOR + 4.500%	$401,506
	MPH Acquisition Holdings LLC
1,094,041	3.750%, 06/07/2023(e) 3 mo. LIBOR + 2.750%	1,078,610
	Playtika Holding Corp.
118,462	0.000%, 12/10/2024(j)	118,788
	Radiology Partners, Inc.
508,265	5.295%-5.985%, 07/09/2025(e) 1 mo. LIBOR + 4.250%	489,078
	Solenis Holdings LLC
539,481	4.256%, 06/26/2025(e) 3 mo. LIBOR + 4.000%	528,748
170,000	8.756%, 06/26/2026(e) 3 mo. LIBOR + 8.500%	159,120
	Team Health Holdings, Inc.
836,333	3.750%, 02/06/2024(e) 1 mo. LIBOR + 2.750%	705,192
	Tibco Software, Inc.
195,000	7.400%, 03/03/2028(e) 1 mo. LIBOR + 7.250%	191,953
	Titan Acquisition Ltd.
314,193	3.361%, 03/28/2025(e) 3 mo. LIBOR + 3.000%	297,813
	Travelport Finance (Luxembourg) S.A.R.L.
286,824	0.000%, 02/28/2025(j)	276,517
529,650	5.220%, 05/29/2026(e) 3 mo. LIBOR + 5.000%	401,210
	Vantage Specialty Chemicals, Inc.
184,526	0.000%, 10/28/2024(j)	167,457
	Western Digital Corp.
772,884	1.906%, 04/29/2023(e) 1 mo. LIBOR + 1.750%	769,572
	Ziggo B.V.
490,000 (EUR)	3.000%, 01/31/2029(e) 6 mo. EURIBOR + 3.000%	562,135

TOTAL BANK LOANS (Cost $33,278,946)		26,714,303

CONVERTIBLE BONDS: 0.7%
Communications: 0.2%
	DISH Network Corp.
3,725,000	3.375%, 08/15/2026	3,428,850

Consumer, Cyclical: 0.1%
	Cineplex, Inc.
1,041,000 (CAD)	5.750%, 09/30/2025(c)	781,883

Consumer, Non-cyclical: 0.4%
	BioMarin Pharmaceutical, Inc.
2,215,000	1.250%, 05/15/2027(c)	2,177,326
	Chegg, Inc.
130,000	0.000%, 09/01/2026(c)(k)	130,195
	Dermira, Inc.
3,806,000	3.000%, 05/15/2022(a)	3,858,332

		6,165,853

Energy: 0.0%
	Chesapeake Energy Corp.
440,000	5.500%, 09/15/2026(i)	16,544

Principal Amount^		Value
Industrial: 0.0%
	Greenbrier Cos., Inc. (The)
$180,000	2.875%, 02/01/2024	$165,328

TOTAL CONVERTIBLE BONDS (Cost $11,145,619)		10,558,458

CORPORATE BONDS: 29.7%
Basic Materials: 2.1%
	ABJA Investment Co. Pte Ltd.
210,000	5.450%, 01/24/2028	203,967
	Allegheny Technologies, Inc.
555,000	5.875%, 12/01/2027	534,368
	Braskem Idesa SAPI
300,000	7.450%, 11/15/2029(c)	285,450
200,000	7.450%, 11/15/2029	190,300
	Braskem Netherlands Finance B.V.
600,000	4.500%, 01/31/2030(c)	561,000
400,000	5.875%, 01/31/2050	366,600
	Chemours Co. (The)
2,670,000	7.000%, 05/15/2025	2,706,045
	Compass Minerals International, Inc.
462,000	6.750%, 12/01/2027(c)	499,741
	CSN Islands XII Corp.
600,000	7.000%, 12/23/2020(d)	527,250
	First Quantum Minerals Ltd.
600,000	7.500%, 04/01/2025(c)	594,216
1,445,000	6.875%, 03/01/2026(c)	1,395,328
740,000	6.875%, 10/15/2027(c)(h)	714,100
	FMG Resources August 2006 Pty Ltd.
2,831,000	4.500%, 09/15/2027(c)	3,026,905
	Freeport-McMoRan, Inc.
95,000	5.000%, 09/01/2027	99,329
655,000	4.125%, 03/01/2028	664,416
30,000	4.375%, 08/01/2028	31,075
450,000	4.250%, 03/01/2030	461,673
2,569,000	4.625%, 08/01/2030	2,705,735
150,000	5.450%, 03/15/2043	166,596
	Hecla Mining Co.
2,524,000	7.250%, 02/15/2028	2,739,171
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
410,000	9.000%, 07/01/2028(c)	441,263
	Metinvest B.V.
200,000	8.500%, 04/23/2026	202,070
200,000	7.750%, 10/17/2029	191,750
	Mineral Resources Ltd.
3,637,000	8.125%, 05/01/2027(c)	3,957,474
	New Gold, Inc.
3,270,000	7.500%, 07/15/2027(c)	3,494,812
	Newcrest Finance Pty Ltd.
305,000	3.250%, 05/13/2030(c)	333,370
	Novelis Corp.
145,000	4.750%, 01/30/2030(c)	142,714
	Nutrition & Biosciences, Inc.
560,000	2.300%, 11/01/2030(c)	565,456
	Reliance Steel & Aluminum Co.
95,000	2.150%, 08/15/2030	93,158
	Sasol Financing USA LLC
200,000	5.875%, 03/27/2024	193,500
	Steel Dynamics, Inc.
510,000	3.250%, 01/15/2031	547,352

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Basic Materials (continued)
	Unigel Luxembourg S.A.
$500,000	8.750%, 10/01/2026	$484,005
	United States Steel Corp.
128,000	6.250%, 03/15/2026	86,960
	UPL Corp. Ltd.
600,000	5.250%, 02/27/2025(d)(g) 5 year CMT + 3.865%	567,660
	Vedanta Resources Finance II Plc
250,000	9.250%, 04/23/2026(c)	188,250
200,000	9.250%, 04/23/2026	150,600

		30,113,659

Communications: 4.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
515,000	4.500%, 08/15/2030(c)	541,420
2,810,000	4.250%, 02/01/2031(c)	2,918,218
2,597,000	4.500%, 05/01/2032(c)	2,713,865
	Cincinnati Bell, Inc.
3,484,000	7.000%, 07/15/2024(c)	3,597,247
	Clear Channel Worldwide Holdings, Inc.
685,000	5.125%, 08/15/2027(c)	658,628
	CommScope Technologies LLC
405,000	5.000%, 03/15/2027(c)	389,559
	CommScope, Inc.
410,000	6.000%, 03/01/2026(c)	427,964
1,510,000	7.125%, 07/01/2028(c)	1,553,518
	CSC Holdings LLC
630,000	6.500%, 02/01/2029(c)	699,694
680,000	4.125%, 12/01/2030(c)	693,770
1,180,000	4.625%, 12/01/2030(c)	1,190,484
	DISH DBS Corp.
2,289,000	7.750%, 07/01/2026	2,519,331
	eBay, Inc.
65,000	4.000%, 07/15/2042	72,751
	Expedia Group, Inc.
1,175,000	6.250%, 05/01/2025(c)	1,297,651
600,000	7.000%, 05/01/2025(c)	649,524
365,000	4.625%, 08/01/2027(c)	383,403
1,215,000	3.250%, 02/15/2030	1,173,471
	GrubHub Holdings, Inc.
2,230,000	5.500%, 07/01/2027(c)	2,316,412
	GTT Communications, Inc.
400,000	7.875%, 12/31/2024(c)	207,500
	iHeartCommunications, Inc.
165,000	6.375%, 05/01/2026	172,202
2,895,000	8.375%, 05/01/2027	2,856,829
350,000	5.250%, 08/15/2027(c)	341,842
735,000	4.750%, 01/15/2028(c)	693,941
	Intelsat Jackson Holdings S.A.
825,000	8.500%, 10/15/2024(c)(i)	534,105
	Kenbourne Invest S.A.
825,000	6.875%, 11/26/2024(c)	862,806
	Match Group Holdings II LLC
2,300,000	5.000%, 12/15/2027(c)	2,434,688
2,520,000	5.625%, 02/15/2029(c)	2,724,271
300,000	4.125%, 08/01/2030(c)	303,984
	MDC Partners, Inc.
426,000	6.500%, 05/01/2024(c)	389,368

Principal Amount^		Value
Communications (continued)
	NBCUniversal Enterprise, Inc.
$520,000	5.250%, 03/19/2021(c)(d)	$525,850
	Netflix, Inc.
190,000	4.875%, 04/15/2028	212,635
2,546,000	5.875%, 11/15/2028	3,042,445
2,896,000	4.875%, 06/15/2030(c)	3,306,870
	Network i2i Ltd.
550,000	5.650%, 01/15/2025(c)(d)(g) 5 year CMT + 4.277%	552,750
	Nokia Oyj
480,000 (EUR)	2.000%, 03/11/2026	576,374
	Oi S.A.
550,000	10.000%, 07/27/2025(l) PIK rate 12.000%	531,438
	Outfront Media Capital LLC / Outfront Media Capital Corp.
280,000	4.625%, 03/15/2030(c)	269,150
	Sirius XM Radio, Inc.
2,483,000	5.000%, 08/01/2027(c)	2,592,165
1,327,000	5.500%, 07/01/2029(c)	1,425,696
	Telecom Italia SpA
2,803,000	5.303%, 05/30/2024(c)	3,038,522
	TV Azteca SAB de C.V.
400,000	8.250%, 08/09/2024	250,458
	Twitter, Inc.
1,495,000	3.875%, 12/15/2027(c)	1,538,916
	Uber Technologies, Inc.
220,000	7.500%, 05/15/2025(c)	234,714
4,654,000	8.000%, 11/01/2026(c)	4,964,841
4,938,000	7.500%, 09/15/2027(c)	5,289,832
535,000	6.250%, 01/15/2028(c)	550,555
	VeriSign, Inc.
3,140,000	4.750%, 07/15/2027	3,334,287
	ViaSat, Inc.
320,000	5.625%, 09/15/2025(c)	314,000
	Virgin Media Finance Plc
285,000	5.000%, 07/15/2030(c)	283,931

		68,153,875

Consumer, Cyclical: 5.6%
	1011778 BC ULC / New Red Finance, Inc.
1,105,000	4.375%, 01/15/2028(c)	1,128,746
	Allison Transmission, Inc.
587,000	5.875%, 06/01/2029(c)	635,642
	AutoNation, Inc.
135,000	4.750%, 06/01/2030	159,306
	Beazer Homes USA, Inc.
451,000	7.250%, 10/15/2029	485,120
	Boyd Gaming Corp.
1,501,000	4.750%, 12/01/2027	1,475,948
	Brinker International, Inc.
2,870,000	5.000%, 10/01/2024(c)	2,933,700
	Carnival Corp.
622,000	11.500%, 04/01/2023(c)	697,946
	Carvana Co.
605,000	5.625%, 10/01/2025(c)(h)	597,435
605,000	5.875%, 10/01/2028(c)(h)	599,180
	Churchill Downs, Inc.
898,000	5.500%, 04/01/2027(c)	939,411
4,669,000	4.750%, 01/15/2028(c)	4,703,154
	FCE Bank Plc
3,195,000 (EUR)	1.134%, 02/10/2022	3,677,306

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical (continued)
	Ford Motor Co.
$595,000	8.500%, 04/21/2023	$649,499
1,000,000	9.000%, 04/22/2025	1,147,795
220,000	9.625%, 04/22/2030	284,428
	Forestar Group, Inc.
1,294,000	5.000%, 03/01/2028(c)	1,309,974
	General Motors Co.
205,000	6.250%, 10/02/2043	243,255
465,000	5.200%, 04/01/2045	502,305
110,000	6.750%, 04/01/2046	135,767
1,650,000	5.400%, 04/01/2048	1,828,693
1,545,000	5.950%, 04/01/2049	1,815,643
	Golden Entertainment, Inc.
150,000	7.625%, 04/15/2026(c)	148,570
	Hilton Domestic Operating Co., Inc.
3,673,000	4.875%, 01/15/2030	3,791,197
	Hyatt Hotels Corp.
195,000	5.375%, 04/23/2025	210,179
355,000	5.750%, 04/23/2030	408,383
	Installed Building Products, Inc.
1,545,000	5.750%, 02/01/2028(c)	1,631,613
	KB Home
1,563,000	6.875%, 06/15/2027	1,853,812
979,000	4.800%, 11/15/2029	1,081,183
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
2,406,000	4.750%, 06/01/2027(c)	2,531,605
	L Brands, Inc.
3,197,000	9.375%, 07/01/2025(c)	3,672,554
	Latam Finance Ltd.
550,000	7.000%, 03/01/2026(i)	204,875
	Lithia Motors, Inc.
2,600,000	4.625%, 12/15/2027(c)	2,691,000
100,000	4.375%, 01/15/2031(c)	100,000
	M/I Homes, Inc.
2,102,000	4.950%, 02/01/2028	2,171,629
	Marriott International, Inc.
165,000	5.750%, 05/01/2025	184,401
275,000	4.625%, 06/15/2030	295,191
	Meritor, Inc.
1,000,000	6.250%, 06/01/2025(c)	1,047,500
	Michaels Stores, Inc.
1,400,000	8.000%, 07/15/2027(c)	1,465,366
	Murphy Oil USA, Inc.
2,780,000	4.750%, 09/15/2029	2,967,136
	Navistar International Corp.
800,000	6.625%, 11/01/2025(c)	819,500
	Penn National Gaming, Inc.
1,999,000	5.625%, 01/15/2027(c)	2,076,261
	PulteGroup, Inc.
2,150,000	5.000%, 01/15/2027	2,436,219
	Resideo Funding, Inc.
1,890,000	6.125%, 11/01/2026(c)	1,866,375
	Royal Caribbean Cruises Ltd.
814,000	11.500%, 06/01/2025(c)	944,790
	Scientific Games International, Inc.
2,921,000	8.250%, 03/15/2026(c)	3,054,767
	Scotts Miracle-Gro Co. (The)
1,572,000	4.500%, 10/15/2029	1,670,297

Principal Amount^		Value
Consumer, Cyclical (continued)
	Stars Group Holdings B.V. / Stars Group US Co-Borrower LLC
$4,194,000	7.000%, 07/15/2026(c)	$4,463,989
	Taylor Morrison Communities, Inc.
2,031,000	5.875%, 06/15/2027(c)	2,238,731
1,695,000	6.625%, 07/15/2027(c)	1,824,901
637,000	5.750%, 01/15/2028(c)	694,728
	TRI Pointe Group, Inc.
292,000	5.700%, 06/15/2028	320,470
	Twin River Worldwide Holdings, Inc.
1,080,000	6.750%, 06/01/2027(c)	1,077,840
	United Airlines Pass Through Trust
1,755,000	Series 2019-2-B 3.500%, 05/01/2028	1,259,186
	Vista Outdoor, Inc.
389,000	5.875%, 10/01/2023	391,390
	Wyndham Destinations, Inc.
380,000	6.625%, 07/31/2026(c)	398,804
	Yum! Brands, Inc.
750,000	3.875%, 11/01/2023	778,984
1,876,000	4.750%, 01/15/2030(c)	2,029,598
510,000	3.625%, 03/15/2031	510,956

		81,264,233

Consumer, Non-cyclical: 3.9%
	Adani Ports & Special Economic Zone Ltd.
480,000	4.200%, 08/04/2027(c)	482,755
	Ajecorp B.V.
150,000	6.500%, 05/14/2022	149,027
	ASGN, Inc.
2,243,000	4.625%, 05/15/2028(c)	2,256,032
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
850,000	5.750%, 07/15/2027(c)	767,949
	B&G Foods, Inc.
1,250,000	5.250%, 09/15/2027	1,305,325
	Bausch Health Cos., Inc.
170,000	6.250%, 02/15/2029(c)	175,100
	Carriage Services, Inc.
1,090,000	6.625%, 06/01/2026(c)	1,142,930
	Charles River Laboratories International, Inc.
3,933,000	4.250%, 05/01/2028(c)	4,134,291
	Encompass Health Corp.
1,549,000	4.750%, 02/01/2030	1,574,140
	Fomento Economico Mexicano SAB de C.V.
858,000	3.500%, 01/16/2050	913,991
	Herbalife Nutrition Ltd. / HLF Financing, Inc.
3,040,000	7.875%, 09/01/2025(c)	3,268,000
	Hologic, Inc.
4,035,000	4.625%, 02/01/2028(c)	4,252,648
	Horizon Therapeutics USA, Inc.
3,230,000	5.500%, 08/01/2027(c)	3,433,296
	Kimberly-Clark de Mexico SAB de C.V.
245,000	2.431%, 07/01/2031(c)	249,813
	Kraft Heinz Foods Co.
400,000	4.375%, 06/01/2046	412,233
1,885,000	4.875%, 10/01/2049(c)	1,995,525

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	NBM US Holdings, Inc.
$700,000	7.000%, 05/14/2026(c)	$741,993
	Nielsen Co. Luxembourg S.A.R.L. (The)
3,174,000	5.500%, 10/01/2021(c)	3,182,935
900,000	5.000%, 02/01/2025(c)	918,562
	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A.
85,000	7.375%, 06/01/2025(c)	86,434
275,000	7.250%, 02/01/2028(c)	286,516
	Perrigo Finance Unlimited Co.
265,000	3.150%, 06/15/2030	274,414
	Polaris Intermediate Corp.
3,800,000	8.500%, 12/01/2022(c)(l) PIK rate 9.250%	3,871,250
	Post Holdings, Inc.
60,000	5.750%, 03/01/2027(c)	63,244
1,600,000	5.625%, 01/15/2028(c)	1,700,744
1,850,000	5.500%, 12/15/2029(c)	1,981,859
	Pyxus Holdings, Inc.
245,100	10.000%, 08/24/2024	214,463
	Radiology Partners, Inc.
590,000	9.250%, 02/01/2028(c)	615,075
	Refinitiv US Holdings, Inc.
1,568,000	6.250%, 05/15/2026(c)	1,680,700
	Sabre GLBL, Inc.
130,000	9.250%, 04/15/2025(c)	143,318
180,000	7.375%, 09/01/2025(c)	182,070
	Smithfield Foods, Inc.
95,000	3.000%, 10/15/2030(c)	95,383
	Teleflex, Inc.
3,700,000	4.625%, 11/15/2027	3,902,815
500,000	4.250%, 06/01/2028(c)	518,125
	Tenet Healthcare Corp.
840,000	5.125%, 05/01/2025	848,862
55,000	6.125%, 10/01/2028(c)	53,591
	Teva Pharmaceutical Finance Netherlands II B.V.
1,455,000 (EUR)	6.000%, 01/31/2025	1,753,615
	Teva Pharmaceutical Finance Netherlands III B.V.
725,000	7.125%, 01/31/2025	762,686
925,000	3.150%, 10/01/2026	817,779
4,795,000	4.100%, 10/01/2046	3,999,989
	United Rentals North America, Inc.
680,000	4.000%, 07/15/2030	697,850
	Upjohn, Inc.
655,000	4.000%, 06/22/2050(c)	702,771
	Walnut Bidco Plc
500,000	9.125%, 08/01/2024	514,465

		57,124,563

Energy: 2.5%
	Aker BP ASA
1,175,000	3.750%, 01/15/2030(c)	1,144,837
150,000	4.000%, 01/15/2031(c)	147,829
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
2,200,000	5.750%, 01/15/2028(c)	1,814,780
	Antero Resources Corp.
400,000	5.000%, 03/01/2025	250,750

Principal Amount^		Value
Energy (continued)
	Bayan Resources Tbk PT
$400,000	6.125%, 01/24/2023	$379,229
	Cheniere Corpus Christi Holdings LLC
1,405,000	3.700%, 11/15/2029(c)	1,463,029
	CNX Midstream Partners L.P. / CNX Midstream Finance Corp.
200,000	6.500%, 03/15/2026(c)	203,212
	CNX Resources Corp.
2,490,000	7.250%, 03/14/2027(c)	2,542,962
	DCP Midstream Operating L.P.
150,000	5.625%, 07/15/2027	153,600
	Energy Transfer Operating L.P.
840,000	5.000%, 05/15/2050	781,229
	Enviva Partners L.P. / Enviva Partners Finance Corp.
500,000	6.500%, 01/15/2026(c)	527,813
	EQT Corp.
1,804,000	3.900%, 10/01/2027	1,664,190
	Geopark Ltd.
550,000	6.500%, 09/21/2024	521,950
	Gran Tierra Energy, Inc.
550,000	7.750%, 05/23/2027(c)	189,063
	Gray Oak Pipeline LLC
70,000	3.450%, 10/15/2027(c)	71,631
	Gulfport Energy Corp.
145,000	6.625%, 05/01/2023	91,078
287,000	6.000%, 10/15/2024	178,837
137,000	6.375%, 05/15/2025	84,069
144,000	6.375%, 01/15/2026	89,073
	Hess Midstream Operations L.P.
750,000	5.625%, 02/15/2026(c)	765,454
	Hunt Oil Co. of Peru LLC Sucursal Del Peru
250,000	6.375%, 06/01/2028	250,313
	Indika Energy Capital III Pte Ltd.
200,000	5.875%, 11/09/2024	180,000
	Indo Energy Finance II B.V.
228,000	6.375%, 01/24/2023	222,857
	Kinder Morgan, Inc.
165,000	5.050%, 02/15/2046	186,957
	Kosmos Energy Ltd.
400,000	7.125%, 04/04/2026	352,936
	Leviathan Bond Ltd.
460,000	6.125%, 06/30/2025(c)	476,100
335,000	6.500%, 06/30/2027(c)	348,400
	Lonestar Resources America, Inc.
380,000	11.250%, 01/01/2023(c)	68,400
	Matador Resources Co.
1,880,000	5.875%, 09/15/2026	1,575,111
	Medco Oak Tree Pte Ltd.
550,000	7.375%, 05/14/2026	530,063
	MEG Energy Corp.
1,110,000	7.125%, 02/01/2027(c)	998,256
	Northern Oil and Gas, Inc.
971,000	8.500%, 05/15/2023(l) PIK rate 9.500%	808,964
	Parkland Fuel Corp.
3,137,000	5.875%, 07/15/2027(c)	3,303,653
	PBF Holding Co. LLC / PBF Finance Corp.
160,000	9.250%, 05/15/2025(c)	164,231
	Peru LNG Srl
700,000	5.375%, 03/22/2030	538,650

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Energy (continued)
	Petroleos Mexicanos
$3,235,000	5.950%, 01/28/2031(c)	$2,736,001
1,420,000	6.625%, 06/15/2035	1,181,440
	Range Resources Corp.
1,986,000	9.250%, 02/01/2026(c)	2,044,031
	Sabine Pass Liquefaction LLC
985,000	4.500%, 05/15/2030(c)	1,112,080
	Seven Generations Energy Ltd.
356,000	5.375%, 09/30/2025(c)	338,419
	Southwestern Energy Co.
1,850,000	7.750%, 10/01/2027	1,803,565
	Sunoco L.P. / Sunoco Finance Corp.
2,900,000	6.000%, 04/15/2027	2,985,187
	Tennessee Gas Pipeline Co. LLC
325,000	7.000%, 03/15/2027	401,440
	YPF S.A.
450,000	6.950%, 07/21/2027(c)	301,050

		35,972,719

Financial: 4.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
705,000	4.500%, 09/15/2023	727,220
300,000	6.500%, 07/15/2025	324,331
245,000	3.650%, 07/21/2027	224,683
665,000	3.875%, 01/23/2028	613,330
	Agile Group Holdings Ltd.
200,000	6.875%, 03/07/2023(d)(g) -1*5 year CMT + 9.216%	200,990
200,000	7.750%, 05/25/2025(d)(g) -1*5 year CMT + 11.083%	201,490
	Air Lease Corp.
740,000	3.375%, 07/01/2025	756,989
	Aircastle Ltd.
1,295,000	4.250%, 06/15/2026	1,200,095
	Ally Financial, Inc.
125,000	4.625%, 03/30/2025	137,502
1,170,000	5.800%, 05/01/2025	1,351,331
	Alpha Holding S.A. de C.V.
600,000	9.000%, 02/10/2025(c)	456,900
	American International Group, Inc.
1,380,000	4.375%, 06/30/2050	1,620,037
	American Tower Corp.
620,000	2.100%, 06/15/2030	625,618
	Assurant, Inc.
1,960,000	3.700%, 02/22/2030	2,049,041
	Banco BTG Pactual S.A.
550,000	7.750%, 02/15/2029(g) 5 year CMT + 5.257%	567,188
	Banco Hipotecario S.A.
12,020,000 (ARS)	34.063%, 11/07/2022(c)(e) BADLARPP + 4.000%	86,826
	Banco Macro S.A.
7,805,000 (ARS)	17.500%, 05/08/2022(c)	37,182
250,000	6.750%, 11/04/2026(g) 5 year USD Swap + 5.463%	194,750
	Banco Mercantil del Norte S.A.
500,000	7.625%, 01/10/2028(d)(g) 10 year CMT + 5.353%	499,700

Principal Amount^		Value
Financial (continued)
	Banco Santander Mexico S.A.
$500,000	8.500%, 01/20/2022(d)(g) 7 year CMT + 6.472%	$516,300
	Bangkok Bank PCL
550,000	5.000%, 09/23/2025(c)(d)(g) 5 year CMT + 4.729%	551,934
	Barclays Plc
400,000	5.088%, 06/20/2030(g) 3 mo. USD LIBOR + 3.054%	448,385
740,000	3.564%, 09/23/2035(g) 5 year CMT + 2.900%	732,223
	BBVA Bancomer S.A.
210,000	1.875%, 09/18/2025(c)	205,433
	Brixmor Operating Partnership L.P.
1,475,000	4.050%, 07/01/2030	1,580,144
	Central China Real Estate Ltd.
200,000	7.250%, 07/16/2024	195,268
	CIFI Holdings Group Co. Ltd.
450,000	5.375%, 08/24/2022(d)(g) -1*5 year CMT + 8.571%	446,625
	Credito Real SAB de C.V.
550,000	9.125%, 11/29/2022(d)(g) 5 year CMT + 7.026%	419,381
	Credivalores-Crediservicios SAS
300,000	9.750%, 07/27/2022	226,805
300,000	8.875%, 02/07/2025(c)	209,250
	Crown Castle International Corp.
1,905,000	2.250%, 01/15/2031	1,930,640
35,000	4.150%, 07/01/2050	40,148
	Deutsche Bank AG
460,000	2.222%, 09/18/2024(g) SOFR + 2.159%	463,528
824,000	4.500%, 04/01/2025	829,595
310,000	3.547%, 09/18/2031(g) SOFR + 3.043%	313,890
	Docuformas SAPI de C.V.
550,000	10.250%, 07/24/2024(c)	407,688
	Enova International, Inc.
1,120,000	8.500%, 09/01/2024(c)	1,051,282
580,000	8.500%, 09/15/2025(c)	549,550
	Equinix, Inc.
1,015,000	2.150%, 07/15/2030	1,029,771
	GE Capital Funding LLC
1,485,000	4.400%, 05/15/2030(c)	1,597,833
	Gilex Holding S.A.R.L.
510,000	8.500%, 05/02/2023	519,886
	Global Atlantic Fin Co.
315,000	4.400%, 10/15/2029(c)	328,664
	goeasy Ltd.
150,000	5.375%, 12/01/2024(c)	152,172
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
3,569,000	4.750%, 09/15/2024	3,619,198
2,275,000	6.250%, 05/15/2026	2,377,011
1,037,000	5.250%, 05/15/2027	1,083,587
	Intesa Sanpaolo SpA
921,000	5.017%, 06/26/2024(c)	968,732
593,000	5.710%, 01/15/2026(c)	647,271
	Iron Mountain, Inc.
740,000	5.000%, 07/15/2028(c)	759,418
740,000	5.250%, 07/15/2030(c)	772,837

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	iStar, Inc.
$4,772,000	4.750%, 10/01/2024	$4,625,380
750,000	4.250%, 08/01/2025	701,715
	Kennedy-Wilson, Inc.
810,000	5.875%, 04/01/2024	806,962
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
165,000	5.250%, 03/15/2022(c)	162,162
450,000	5.250%, 10/01/2025(c)	417,656
1,755,000	4.250%, 02/01/2027(c)	1,522,462
	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
1,890,000	5.625%, 05/01/2024	2,008,654
200,000	4.625%, 06/15/2025(c)	204,200
2,069,000	5.750%, 02/01/2027	2,232,585
	MPT Operating Partnership L.P. / MPT Finance Corp.
1,273,000	5.000%, 10/15/2027	1,329,617
	Navient Corp.
35,000	6.750%, 06/15/2026	34,978
860,000	5.000%, 03/15/2027	808,753
	OneMain Finance Corp.
50,000	6.875%, 03/15/2025	55,578
545,000	8.875%, 06/01/2025	604,596
445,000	7.125%, 03/15/2026	497,712
205,000	6.625%, 01/15/2028	227,855
1,055,000	5.375%, 11/15/2029	1,099,837
	Operadora de Servicios Mega S.A. de C.V. Sofom ER
400,000	8.250%, 02/11/2025(c)	368,750
	Quicken Loans LLC
2,015,000	5.250%, 01/15/2028(c)	2,126,903
	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
1,050,000	3.625%, 03/01/2029(c)	1,042,781
1,055,000	3.875%, 03/01/2031(c)	1,044,450
	RKP Overseas Finance 2016 A Ltd.
200,000	7.950%, 02/17/2022(d)	195,903
	RKPF Overseas 2019 E Ltd.
300,000	7.750%, 11/18/2024(d)(g) 5 year CMT + 6.003%	292,650
	Ronshine China Holdings Ltd.
200,000	7.350%, 12/15/2023	195,514
350,000	6.750%, 08/05/2024	329,875
	SBA Communications Corp.
2,137,000	3.875%, 02/15/2027(c)	2,171,726
	Scentre Group Trust
1,465,000	5.125%, 09/24/2080(c)(g) 5 year CMT + 4.685%	1,439,553
	Starwood Property Trust, Inc.
2,100,000	4.750%, 03/15/2025	2,017,312
	UniCredit SpA
550,000	2.569%, 09/22/2026(c)(g) 1 year CMT + 2.300%	545,727
	Unifin Financiera SAB de C.V.
600,000	8.875%, 01/29/2025(d)(g) 5 year CMT + 6.308%	418,500
	VICI Properties L.P. / VICI Note Co., Inc.
2,190,000	4.250%, 12/01/2026(c)	2,203,633
1,000,000	4.125%, 08/15/2030(c)	985,000

Principal Amount^		Value
Financial (continued)
	Yuzhou Group Holdings Co. Ltd.
$300,000	8.300%, 05/27/2025	$303,395
200,000	7.375%, 01/13/2026	192,495

		70,064,521

Industrial: 3.0%
	Advanced Drainage Systems, Inc.
590,000	5.000%, 09/30/2027(c)	618,650
	Aeropuertos Dominicanos Siglo XXI S.A.
350,000	6.750%, 03/30/2029	326,746
	Aviation Capital Group LLC
585,000	5.500%, 12/15/2024(c)	604,118
	Ball Corp.
3,888,000	4.875%, 03/15/2026	4,341,613
	Boeing Co. (The)
460,000	2.250%, 06/15/2026	448,110
195,000	2.950%, 02/01/2030	188,879
850,000	5.150%, 05/01/2030	957,923
60,000	3.250%, 02/01/2035	56,462
5,000	3.500%, 03/01/2039	4,548
230,000	5.705%, 05/01/2040	272,315
235,000	3.375%, 06/15/2046	202,393
60,000	3.650%, 03/01/2047	53,234
25,000	3.625%, 03/01/2048	22,043
295,000	3.900%, 05/01/2049	272,350
435,000	3.750%, 02/01/2050	399,462
2,055,000	5.805%, 05/01/2050	2,495,646
80,000	3.825%, 03/01/2059	70,646
455,000	3.950%, 08/01/2059	412,671
350,000	5.930%, 05/01/2060	435,425
	Bombardier, Inc.
768,000	7.500%, 03/15/2025(c)	576,960
	Builders FirstSource, Inc.
410,000	6.750%, 06/01/2027(c)	439,725
1,274,000	5.000%, 03/01/2030(c)	1,320,979
	C10 Capital SPV Ltd.
300,000	4.930%, 12/31/2020(d)(g) 3 mo. USD LIBOR + 4.710%	265,800
	C5 Capital SPV Ltd.
200,000	4.497%, 12/31/2020(d)(g) 3 mo. USD LIBOR + 4.277%	166,000
	Cemex SAB de C.V.
400,000	5.450%, 11/19/2029(c)	405,500
820,000	5.200%, 09/17/2030(c)	825,043
	Embraer Netherlands Finance B.V.
255,000	5.050%, 06/15/2025	245,182
	FedEx Corp.
265,000	4.100%, 02/01/2045	304,474
30,000	4.050%, 02/15/2048	34,712
330,000	5.250%, 05/15/2050	448,117
	General Electric Co.
420,000	3.625%, 05/01/2030	436,162
200,000	4.350%, 05/01/2050	204,598
	GMR Hyderabad International Airport Ltd.
735,000	5.375%, 04/10/2024	723,046
	Hornbeck Offshore Services, Inc.
186,000	5.875%, 04/01/2020(i)	2,557
	Howmet Aerospace, Inc.
3,720,000	6.875%, 05/01/2025	4,115,250
	HTA Group Ltd.
1,300,000	7.000%, 12/18/2025(c)	1,366,625
	Leonardo US Holdings, Inc.
438,000	6.250%, 01/15/2040(c)	500,910

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Industrial (continued)
	Masonite International Corp.
$40,000	5.375%, 02/01/2028(c)	$42,725
	Patrick Industries, Inc.
355,000	7.500%, 10/15/2027(c)	386,062
	Sensata Technologies, Inc.
3,191,000	4.375%, 02/15/2030(c)	3,358,623
	Silgan Holdings, Inc.
4,261,000	4.125%, 02/01/2028	4,367,525
	Spirit AeroSystems, Inc.
1,465,000	7.500%, 04/15/2025(c)	1,487,883
80,000	4.600%, 06/15/2028	65,798
	Standard Industries, Inc.
1,065,000	4.375%, 07/15/2030(c)	1,093,542
	Stoneway Capital Corp.
177,117	10.000%, 03/01/2027(i)	74,212
	Tecnoglass, Inc.
200,000	8.200%, 01/31/2022	207,705
	TransDigm, Inc.
815,000	6.250%, 03/15/2026(c)	852,123
2,461,000	7.500%, 03/15/2027	2,559,440
3,002,000	5.500%, 11/15/2027	2,890,776
	Triumph Group, Inc.
595,000	6.250%, 09/15/2024(c)	507,547
150,000	7.750%, 08/15/2025	96,750
	Tutor Perini Corp.
250,000	6.875%, 05/01/2025(c)	230,469
	Vulcan Materials Co.
210,000	3.500%, 06/01/2030	235,661
	WESCO Distribution, Inc.
570,000	7.250%, 06/15/2028(c)	625,336

		43,647,051

Technology: 2.2%
	AMS AG
2,291,000	7.000%, 07/31/2025(c)	2,432,023
	Black Knight InfoServ LLC
4,127,000	3.625%, 09/01/2028(c)	4,178,587
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
20,000	3.500%, 01/15/2028	21,629
	Broadcom, Inc.
1,640,000	4.750%, 04/15/2029	1,912,025
470,000	5.000%, 04/15/2030	555,676
95,000	4.150%, 11/15/2030	106,937
1,735,000	4.300%, 11/15/2032	1,986,747
	Entegris, Inc.
971,000	4.375%, 04/15/2028(c)	1,000,737
	Fair Isaac Corp.
3,561,000	5.250%, 05/15/2026(c)	3,965,387
160,000	4.000%, 06/15/2028(c)	165,300
	Flexential Intermediate Corp.
585,000	11.250%, 08/01/2024(c)	591,216
	Microchip Technology, Inc.
4,745,000	4.250%, 09/01/2025(c)	4,929,417
	Micron Technology, Inc.
1,615,000	4.663%, 02/15/2030	1,899,697
	MSCI, Inc.
4,096,000	4.000%, 11/15/2029(c)	4,307,722
140,000	3.625%, 09/01/2030(c)	143,850

Principal Amount^		Value
Technology (continued)
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
$155,000	3.150%, 05/01/2027(c)	$167,816
90,000	3.400%, 05/01/2030(c)	98,802
	PTC, Inc.
1,367,000	4.000%, 02/15/2028(c)	1,407,600
	Qorvo, Inc.
420,000	3.375%, 04/01/2031(c)	427,612
	Seagate HDD Cayman
285,000	4.125%, 01/15/2031(c)	308,079
	SS&C Technologies, Inc.
2,026,000	5.500%, 09/30/2027(c)	2,155,603

		32,762,462

Utilities: 0.9%
	AES Andres B.V. / Dominican Power Partners / Empresa Generadora de Electricidad It
450,000	7.950%, 05/11/2026	459,005
	AES Argentina Generacion S.A.
150,000	7.750%, 02/02/2024	104,906
	AES Corp. (The)
60,000	6.000%, 05/15/2026	63,138
260,000	3.950%, 07/15/2030(c)	287,777
	AES Gener S.A.
200,000	7.125%, 03/26/2079(g) 5 year USD Swap + 4.644%	204,901
400,000	6.350%, 10/07/2079(c)(g) 5 year CMT + 4.917%	404,250
	Calpine Corp.
275,000	5.125%, 03/15/2028(c)	285,014
	Capex S.A.
150,000	6.875%, 05/15/2024	126,675
	Clearway Energy Operating LLC
1,400,000	4.750%, 03/15/2028(c)	1,446,816
	Edison International
75,000	4.950%, 04/15/2025	82,260
	Empresa Electrica Guacolda S.A.
300,000	4.560%, 04/30/2025	246,077
	Enel SpA
740,000	8.750%, 09/24/2073(c)(g) 5 year USD Swap + 5.880%	866,118
	IPALCO Enterprises, Inc.
110,000	4.250%, 05/01/2030(c)	124,947
	NextEra Energy Operating Partners L.P.
1,000,000	4.250%, 07/15/2024(c)	1,044,475
3,748,000	3.875%, 10/15/2026(c)	3,876,837
	Pacific Gas and Electric Co.
685,000	3.500%, 08/01/2050	621,463
	Pampa Energia S.A.
150,000	9.125%, 04/15/2029(c)	117,591
	Vistra Operations Co. LLC
2,845,000	3.700%, 01/30/2027(c)	2,993,533

		13,355,783

TOTAL CORPORATE BONDS (Cost $420,547,326)		432,458,866

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE: 0.3%
	Dominican Republic International Bond
$550,000	6.400%, 06/05/2049(c)	$554,675
	Export-Import Bank of Korea
895,000	0.750%, 06/25/2022(e) 3 mo. USD LIBOR + 0.525%	898,856
	Financiera de Desarrollo Territorial S.A.
6,675,000,000 (COP)	7.875%, 08/12/2024(c)	1,895,492
	Provincia de Buenos Aires Government Bonds
72,825,000 (ARS)	33.497%, 05/31/2022(e) BADLARPP + 3.830%	448,302
15,545,000 (ARS)	33.378%, 04/12/2025(c)(e) BADLARPP + 3.750%	89,971

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $10,281,365)		3,887,296

LIMITED PARTNERSHIPS: 0.2%
35,594	GACP II L.P.	1,638,769
1,300,000	U.S. Farming Realty Trust II L.P.(b)	883,186

TOTAL LIMITED PARTNERSHIPS (Cost $2,678,718)		2,521,955

MORTGAGE-BACKED SECURITIES: 18.6%
	Adjustable Rate Mortgage Trust
1,848,902	Series 2005-2-6M2 1.128%, 06/25/2035(e) 1 mo. USD LIBOR + 0.980%	1,826,943
306,646	Series 2006-1-2A1 3.986%, 03/25/2036(g)	220,253
	American Home Mortgage Investment Trust
308,623	Series 2006-1-11A1 0.428%, 03/25/2046(b)(e) 1 mo. USD LIBOR + 0.280%	273,132
	AREIT Trust
1,000,000	Series 2019-CRE3-D 2.802%, 09/14/2036(c)(e) 1 mo. USD LIBOR + 2.650%	906,441
	Banc of America Alternative Loan Trust
61,406	Series 2003-8-1CB1 5.500%, 10/25/2033	61,845
613,585	Series 2006-7-A4 5.998%, 10/25/2036(f)	276,334
	Banc of America Funding Trust
58,354	Series 2005-7-3A1 5.750%, 11/25/2035	63,778
89,921	Series 2006-6-1A2 6.250%, 08/25/2036	88,102
626,802	Series 2006-7-T2A3 5.695%, 10/25/2036(g)	612,950
318,199	Series 2006-B-7A1 3.692%, 03/20/2036(g)	288,018
3,009,081	Series 2007-1-TA4 6.090%, 01/25/2037(f)	3,088,271
58,552	Series 2007-4-5A1 5.500%, 11/25/2034(b)	57,779

Principal Amount^		Value
$2,548,065	Series 2010-R5-1A3 6.000%, 10/26/2037(c)(g)	$2,501,522
	Banc of America Merrill Lynch Commercial Mortgage Securities Trust
1,474,000	Series 2019-AHT-D 2.652%, 03/15/2034(c)(e) 1 mo. USD LIBOR + 2.500%	1,289,426
	Banc of America Mortgage Trust
18,714	Series 2005-A-2A1 3.690%, 02/25/2035(b)(g)	18,460
	Bancorp Commercial Mortgage Trust
665,000	Series 2019-CRE5-D 2.502%, 03/15/2036(c)(e) 1 mo. USD LIBOR + 2.350%	608,013
	BBCMS Trust
750,000	Series 2018-CBM-E 3.702%, 07/15/2037(c)(e) 1 mo. USD LIBOR + 3.550%	614,602
	BCAP LLC Trust
199,557	Series 2010-RR6-6A2 9.300%, 07/26/2037(c)(g)	154,726
2,765,870	Series 2011-R11-2A4 5.500%, 12/26/2035(c)	2,350,061
	Bear Stearns Adjustable Rate Mortgage Trust
3,711,026	Series 2005-12-25A1 2.047%, 02/25/2036(g)	2,969,615
	Bear Stearns Asset-Backed Securities I Trust
507,356	Series 2006-AC1-1A1 6.250%, 02/25/2036(f)	349,481
	Benchmark Mortgage Trust
547,000	Series 2020-B18-AGNF 4.139%, 07/15/2053(c)	550,975
	BF Mortgage Trust
666,000	Series 2019-NYT-F 3.152%, 12/15/2035(c)(e) 1 mo. USD LIBOR + 3.000%	644,666
	BHP Trust
710,000	Series 2019-BXHP-E 2.720%, 08/15/2036(c)(e) 1 mo. USD LIBOR + 2.568%	647,229
	BX Commercial Mortgage Trust
1,274,000	Series 2019-IMC-G 3.752%, 04/15/2034(c)(e) 1 mo. USD LIBOR + 3.600%	1,000,571
	Carbon Capital VI Commercial Mortgage Trust
649,000	Series 2019-FL2-B 3.002%, 10/15/2035(c)(e) 1 mo. USD LIBOR + 2.850%	569,198
	CF Trust
1,420,000	Series 2019-MF1-F 3.950%, 08/21/2032(c)(e) 1 mo. USD LIBOR + 2.950%	1,300,533
	CFCRE Commercial Mortgage Trust
16,323,000	Series 2016-C7-XE 1.121%, 12/10/2054(c)(g)(m)	869,655
7,346,000	Series 2016-C7-XF 1.121%, 12/10/2054(c)(g)(m)	379,486

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	CG-CCRE Commercial Mortgage Trust
$105,000	Series 2014-FL2-COL1 3.652%, 11/15/2031(c)(e) 1 mo. USD LIBOR + 3.500%	$88,900
205,000	Series 2014-FL2-COL2 4.652%, 11/15/2031(c)(e) 1 mo. USD LIBOR + 4.500%	156,594
	Chase Mortgage Finance Trust
3,117,235	Series 2007-S2-1A9 6.000%, 03/25/2037	2,333,519
1,560,359	Series 2007-S3-1A15 6.000%, 05/25/2037	1,100,832
	ChaseFlex Trust
1,141,326	Series 2007-3-2A1 0.448%, 07/25/2037(e) 1 mo. USD LIBOR + 0.300%	1,009,324
	CIM Trust
5,997,083	Series 2016-1RR-B2 6.343%, 07/26/2055(c)(g)	5,696,360
10,000,000	Series 2016-2RR-B2 6.318%, 02/25/2056(c)(g)	9,553,365
10,000,000	Series 2016-3RR-B2 6.299%, 02/27/2056(c)(g)	9,502,041
7,860,000	Series 2017-3RR-B2 10.514%, 01/27/2057(c)(g)	7,721,005
	Citicorp Mortgage Securities Trust
2,190,210	Series 2006-7-1A1 6.000%, 12/25/2036	2,117,029
	Citigroup Commercial Mortgage Trust
668,000	Series 2015-GC27-D 4.569%, 02/10/2048(c)(g)	546,281
800,000	Series 2018-C6-D 5.235%, 11/10/2051(c)(g)	747,190
1,497,000	Series 2018-TBR-F 3.802%, 12/15/2036(c)(e) 1 mo. USD LIBOR + 3.650%	1,273,653
	Citigroup Mortgage Loan Trust, Inc.
204,401	Series 2005-5-2A2 5.750%, 08/25/2035	166,958
2,804,249	Series 2005-5-3A2A 2.908%, 10/25/2035(g)	1,994,743
254,396	Series 2009-6-8A2 6.000%, 08/25/2022(c)(g)	263,657
2,841,364	Series 2011-12-1A2 3.569%, 04/25/2036(c)(g)	2,115,237
316,261	Series 2018-A-A1 4.000%, 01/25/2068(c)(g)	318,224
730,309	Series 2018-C-A1 4.125%, 03/25/2059(c)(f)	749,836
	CitiMortgage Alternative Loan Trust
237,099	Series 2006-A5-1A13 0.598%, 10/25/2036(e) 1 mo. USD LIBOR + 0.450%	185,167
233,328	Series 2006-A5-1A2 6.402%, 10/25/2036(e)(m) -1*1 mo. USD LIBOR + 6.550%	37,928
440,389	Series 2007-A4-1A13 5.750%, 04/25/2037	439,762
225,492	Series 2007-A4-1A6 5.750%, 04/25/2037	225,034

Principal Amount^		Value
$2,130,866	Series 2007-A6-1A5 6.000%, 06/25/2037	$2,151,102
	COMM Mortgage Trust
40,000	Series 2012-LC4-C 5.615%, 12/10/2044(g)	32,695
1,868,035	Series 2014-UBS4-F 3.750%, 08/10/2047(c)	434,579
3,353,947	Series 2014-UBS4-G 3.750%, 08/10/2047(c)	343,949
7,000	Series 2014-UBS4-V 0.000%, 08/10/2047(c)(g)	1
537,000	Series 2015-CR25-C 4.689%, 08/10/2048(g)	532,174
1,989,000	Series 2018-HCLV-D 2.329%, 09/15/2033(c)(e) 1 mo. USD LIBOR + 2.177%	1,821,687
	Connecticut Avenue Securities Trust
345,000	Series 2020-R01-1M2 2.198%, 01/25/2040(c)(e) 1 mo. USD LIBOR + 2.050%	339,998
	Countrywide Alternative Loan Trust
113,096	Series 2003-22CB-1A1 5.750%, 12/25/2033	118,155
467,048	Series 2004-13CB-A4 0.000%, 07/25/2034(n)	393,800
85,662	Series 2004-16CB-1A1 5.500%, 07/25/2034	88,844
91,071	Series 2004-16CB-3A1 5.500%, 08/25/2034	94,548
196,405	Series 2004-J10-2CB1 6.000%, 09/25/2034	206,984
4,559,306	Series 2005-64CB-1A10 5.750%, 12/25/2035	4,516,304
64,790	Series 2005-J1-2A1 5.500%, 02/25/2025(b)	66,466
2,417,633	Series 2006-13T1-A13 6.000%, 05/25/2036	1,700,035
403,258	Series 2006-31CB-A7 6.000%, 11/25/2036	328,590
3,954,613	Series 2006-36T2-2A1 6.250%, 12/25/2036	2,630,889
435,746	Series 2006-J1-2A1 7.000%, 02/25/2036	99,582
212,413	Series 2007-16CB-2A1 0.598%, 08/25/2037(e) 1 mo. USD LIBOR + 0.450%	76,007
61,509	Series 2007-16CB-2A2 53.349%, 08/25/2037(e) -8.3333*1 mo. USD LIBOR + 54.583%	165,974
397,939	Series 2007-19-1A34 6.000%, 08/25/2037	296,732
1,164,958	Series 2007-20-A12 6.250%, 08/25/2047	905,119
420,174	Series 2007-22-2A16 6.500%, 09/25/2037	251,022
2,633,720	Series 2007-HY2-1A 3.517%, 03/25/2047(g)	2,543,084
1,815,437	Series 2007-HY7C-A4 0.378%, 08/25/2037(e) 1 mo. USD LIBOR + 0.230%	1,697,429

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Countrywide Alternative Loan Trust Resecuritization
$524,262	Series 2008-2R-2A1 6.000%, 08/25/2037(g)	$345,279
3,682,312	Series 2008-2R-4A1 6.250%, 08/25/2037(g)	3,034,926
	Countrywide Home Loan GMSR Issuer Trust
1,980,000	Series 2018-GT1-A 2.898%, 05/25/2023(c)(e) 1 mo. USD LIBOR + 2.750%	1,904,933
	Countrywide Home Loan Mortgage Pass-Through Trust
7,273	Series 2004-HYB4-2A1 2.967%, 09/20/2034(b)(g)	6,975
564,258	Series 2005-23-A1 5.500%, 11/25/2035	448,881
339,492	Series 2005-HYB8-4A1 3.658%, 12/20/2035(g)	322,069
2,788,257	Series 2006-9-A1 6.000%, 05/25/2036	2,140,772
168,015	Series 2007-10-A5 6.000%, 07/25/2037	129,207
680,809	Series 2007-13-A5 6.000%, 08/25/2037	532,584
	Credit Suisse Commercial Mortgage Securities Corp.
175,000	Series 2019-SKLZ-D 3.752%, 01/15/2034(c)(e) 1 mo. USD LIBOR + 3.600%	164,427
	Credit Suisse First Boston Mortgage Securities Corp.
1,240,829	Series 2005-11-7A1 6.000%, 12/25/2035	950,805
	Credit Suisse First Boston Mortgage- Backed Pass-Through Certificates
48,575	Series 2003-27-4A4 5.750%, 11/25/2033	51,413
2,437,167	Series 2005-10-10A3 6.000%, 11/25/2035	1,076,437
	Credit Suisse Mortgage-Backed Trust
765,441	Series 2006-6-1A10 6.000%, 07/25/2036	613,954
650,430	Series 2007-1-4A1 6.500%, 02/25/2022	135,114
64,051	Series 2007-2-2A5 5.000%, 03/25/2037	62,164
1,493,613	Series 2011-17R-1A2 5.750%, 02/27/2037(c)	1,522,641
630,000	Series 2014-USA-A2 3.953%, 09/15/2037(c)	645,485
635,000	Series 2014-USA-D 4.373%, 09/15/2037(c)	494,737
1,475,000	Series 2014-USA-E 4.373%, 09/15/2037(c)	1,028,161
750,358	Series 2018-RPL2-A1 4.311%, 08/25/2062(c)(f)	757,415
292,400	Series 2018-RPL7-A1 4.000%, 08/26/2058(c)	299,871
657,248	Series 2019-RP10-A1 3.120%, 12/26/2059(c)(g)	663,212
460,000	Series 2020-RPL3-A1 2.691%, 03/25/2060(c)(g)	461,136

Principal Amount^		Value
	DBUBS Mortgage Trust
$310,000	Series 2017-BRBK-D 3.648%, 10/10/2034(c)(g)	$321,032
	Deutsche Mortgage and Asset Receiving Corp.
2,767,787	Series 2014-RS1-1A2 6.495%, 07/27/2037(c)(g)	2,531,447
	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
96,124	Series 2006-PR1-3A1 11.911%, 04/15/2036(c)(e) -1.4*1 mo. USD LIBOR + 12.124%	88,798
	DSLA Mortgage Loan Trust
123,117	Series 2005-AR5-2A1A 0.486%, 09/19/2045(e) 1 mo. USD LIBOR + 0.330%	92,745
	Dukinfield II Plc
362,156 (GBP)	Series 2-A 1.307%, 12/20/2052(e) 3 mo. GBP LIBOR + 1.250%	469,082
	Federal Home Loan Mortgage Corp. REMICS
559,052	Series 3118-SD 6.548%, 02/15/2036(e)(m) -1*1 mo. USD LIBOR + 6.700%	102,110
224,536	Series 3301-MS 5.948%, 04/15/2037(e)(m) -1*1 mo. USD LIBOR + 6.100%	45,464
280,801	Series 3303-SE 5.928%, 04/15/2037(e)(m) -1*1 mo. USD LIBOR + 6.080%	54,242
182,520	Series 3303-SG 5.948%, 04/15/2037(e)(m) -1*1 mo. USD LIBOR + 6.100%	36,450
53,544	Series 3382-SB 5.848%, 11/15/2037(e)(m) -1*1 mo. USD LIBOR + 6.000%	7,509
254,587	Series 3382-SW 6.148%, 11/15/2037(e)(m) -1*1 mo. USD LIBOR + 6.300%	50,857
62,496	Series 3384-S 6.238%, 11/15/2037(e)(m) -1*1 mo. USD LIBOR + 6.390%	7,714
160,994	Series 3384-SG 6.158%, 08/15/2036(e)(m) -1*1 mo. USD LIBOR + 6.310%	34,492
1,879,442	Series 3404-SA 5.848%, 01/15/2038(e)(m) -1*1 mo. USD LIBOR + 6.000%	390,914
94,936	Series 3417-SX 6.028%, 02/15/2038(e)(m) -1*1 mo. USD LIBOR + 6.180%	12,200

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal Home Loan Mortgage Corp. REMICS (Continued)
$57,775	Series 3423-GS 5.498%, 03/15/2038(e)(m) -1*1 mo. USD LIBOR + 5.650%	$7,175
507,994	Series 3423-TG 0.350%, 03/15/2038(e)(m) -1*1 mo. USD LIBOR + 6.000%	4,090
2,391,190	Series 3435-S 5.828%, 04/15/2038(e)(m) -1*1 mo. USD LIBOR + 5.980%	528,844
80,070	Series 3445-ES 5.848%, 05/15/2038(e)(m) -1*1 mo. USD LIBOR + 6.000%	10,683
345,004	Series 3523-SM 5.848%, 04/15/2039(e)(m) -1*1 mo. USD LIBOR + 6.000%	64,613
193,566	Series 3560-KS 6.248%, 11/15/2036(e)(m) -1*1 mo. USD LIBOR + 6.400%	34,366
110,260	Series 3598-SA 6.198%, 11/15/2039(e)(m) -1*1 mo. USD LIBOR + 6.350%	17,860
135,280	Series 3641-TB 4.500%, 03/15/2040	154,910
463,882	Series 3728-SV 4.298%, 09/15/2040(e)(m) -1*1 mo. USD LIBOR + 4.450%	61,680
199,424	Series 3758-S 5.878%, 11/15/2040(e)(m) -1*1 mo. USD LIBOR + 6.030%	39,362
645,232	Series 3770-SP 6.348%, 11/15/2040(e)(m) -1*1 mo. USD LIBOR + 6.500%	70,354
265,663	Series 3815-ST 5.698%, 02/15/2041(e)(m) -1*1 mo. USD LIBOR + 5.850%	53,715
576,183	Series 3859-SI 6.448%, 05/15/2041(e)(m) -1*1 mo. USD LIBOR + 6.600%	133,243
171,357	Series 3872-SL 5.798%, 06/15/2041(e)(m) -1*1 mo. USD LIBOR + 5.950%	32,966
137,365	Series 3900-SB 5.818%, 07/15/2041(e)(m) -1*1 mo. USD LIBOR + 5.970%	22,256
30,651	Series 3946-SM 14.243%, 10/15/2041(e) -3*1 mo. USD LIBOR + 14.700%	50,412

Principal Amount^		Value
$891,515	Series 3972-AZ 3.500%, 12/15/2041	$975,077
2,663,283	Series 3984-DS 5.798%, 01/15/2042(e)(m) -1*1 mo. USD LIBOR + 5.950%	497,061
6,239,853	Series 4080-DS 6.548%, 03/15/2041(e)(m) -1*1 mo. USD LIBOR + 6.700%	898,150
1,631,568	Series 4229-MS 7.433%, 07/15/2043(e) -1.75*1 mo. USD LIBOR + 7.700%	1,773,956
3,733,102	Series 4239-OU 0.000%, 07/15/2043(n)	3,348,107
2,683,806	Series 4291-MS 5.748%, 01/15/2054(e)(m) -1*1 mo. USD LIBOR + 5.900%	539,849
2,245,240	Series 4314-MS 5.948%, 07/15/2043(e)(m) -1*1 mo. USD LIBOR + 6.100%	258,067
	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
34,880	Series 2018-DNA1-M2 1.948%, 07/25/2030(e) 1 mo. USD LIBOR + 1.800%	34,395
	Federal National Mortgage Association
9,494,840	Series 2019-M24-2XA 1.149%, 03/25/2031(g)(m)	942,406
33,934,365	Series 2020-M10-X4 0.999%, 07/25/2032(g)(m)	2,686,618
34,195,253	Series 2020-M10-X9 0.988%, 12/25/2027(g)(m)	1,565,595
22,076,388	Series 2020-M6-X 1.348%, 10/25/2024(g)(m)	933,198
	Federal National Mortgage Association Connecticut Avenue Securities
316,665	Series 2017-C05-1M2 2.348%, 01/25/2030(e) 1 mo. USD LIBOR + 2.200%	313,577
	Federal National Mortgage Association REMICS
281,149	Series 2003-84-PZ 5.000%, 09/25/2033	323,909
534,475	Series 2005-42-SA 6.652%, 05/25/2035(e)(m) -1*1 mo. USD LIBOR + 6.800%	61,407
2,038,566	Series 2006-92-LI 6.432%, 10/25/2036(e)(m) -1*1 mo. USD LIBOR + 6.580%	437,237
526,103	Series 2007-39-AI 5.972%, 05/25/2037(e)(m) -1*1 mo. USD LIBOR + 6.120%	118,491

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Federal National Mortgage Association REMICS (Continued)
$154,433	Series 2007-57-SX 6.472%, 10/25/2036(e)(m) -1*1 mo. USD LIBOR + 6.620%	$31,195
27,916	Series 2007-68-SA 6.502%, 07/25/2037(e)(m) -1*1 mo. USD LIBOR + 6.650%	4,582
31,268	Series 2008-1-CI 6.152%, 02/25/2038(e)(m) -1*1 mo. USD LIBOR + 6.300%	5,728
1,563,361	Series 2008-33-SA 5.852%, 04/25/2038(e)(m) -1*1 mo. USD LIBOR + 6.000%	322,723
48,289	Series 2008-56-SB 5.912%, 07/25/2038(e)(m) -1*1 mo. USD LIBOR + 6.060%	6,639
3,246,430	Series 2009-110-SD 6.102%, 01/25/2040(e)(m) -1*1 mo. USD LIBOR + 6.250%	621,901
40,499	Series 2009-111-SE 6.102%, 01/25/2040(e)(m) -1*1 mo. USD LIBOR + 6.250%	6,460
229,402	Series 2009-86-CI 5.652%, 09/25/2036(e)(m) -1*1 mo. USD LIBOR + 5.800%	32,318
119,099	Series 2009-87-SA 5.852%, 11/25/2049(e)(m) -1*1 mo. USD LIBOR + 6.000%	21,171
57,291	Series 2009-90-IB 5.572%, 04/25/2037(e)(m) -1*1 mo. USD LIBOR + 5.720%	8,978
55,116	Series 2010-11-SC 4.652%, 02/25/2040(e)(m) -1*1 mo. USD LIBOR + 4.800%	5,956
37,375	Series 2010-115-SD 6.452%, 11/25/2039(e)(m) -1*1 mo. USD LIBOR + 6.600%	6,713
3,244,302	Series 2010-123-SK 5.902%, 11/25/2040(e)(m) -1*1 mo. USD LIBOR + 6.050%	668,010
681,003	Series 2010-134-SE 6.502%, 12/25/2025(e)(m) -1*1 mo. USD LIBOR + 6.650%	62,241
203,063	Series 2010-15-SL 4.802%, 03/25/2040(e)(m) -1*1 mo. USD LIBOR + 4.950%	30,808
60,114	Series 2010-9-GS 4.602%, 02/25/2040(e)(m) -1*1 mo. USD LIBOR + 4.750%	6,871

Principal Amount^		Value
$6,420	Series 2011-110-LS 9.790%, 11/25/2041(e) -2*1 mo. USD LIBOR + 10.100%	$9,305
240,490	Series 2011-111-VZ 4.000%, 11/25/2041	268,330
1,047,673	Series 2011-141-PZ 4.000%, 01/25/2042	1,138,347
102,963	Series 2011-5-PS 6.252%, 11/25/2040(e)(m) -1*1 mo. USD LIBOR + 6.400%	9,887
1,931,295	Series 2011-93-ES 6.352%, 09/25/2041(e)(m) -1*1 mo. USD LIBOR + 6.500%	441,757
1,319,827	Series 2012-106-SA 6.012%, 10/25/2042(e)(m) -1*1 mo. USD LIBOR + 6.160%	276,756
2,994,607	Series 2012-131-BS 5.214%, 12/25/2042(e) -1.2*1 mo. USD LIBOR + 5.400%	3,161,759
11,100,940	Series 2013-109-BO 0.000%, 07/25/2043(n)	9,961,424
1,738,081	Series 2013-15-SC 5.274%, 03/25/2033(e) -1.2*1 mo. USD LIBOR + 5.460%	1,905,671
3,199,680	Series 2014-50-WS 6.052%, 08/25/2044(e)(m) -1*1 mo. USD LIBOR + 6.200%	565,601
	First Horizon Alternative Mortgage Securities Trust
755,272	Series 2006-FA6-1A4 6.250%, 11/25/2036	518,353
284,438	Series 2007-FA4-1A7 6.000%, 08/25/2037	192,705
	First Horizon Mortgage Pass-Through Trust
155,745	Series 2006-1-1A10 6.000%, 05/25/2036	117,417
	Fontainebleau Miami Beach Trust
574,000	Series 2019-FBLU H 4.095%, 12/10/2036(c)(g)	484,500
	GCAT LLC
329,765	Series 2020-1-A1 2.981%, 01/26/2060(c)(f)	326,007
	Government National Mortgage Association
566,454	Series 2007-21-S 6.048%, 04/16/2037(e)(m) -1*1 mo. USD LIBOR + 6.200%	100,944
198,680	Series 2008-69-SB 7.474%, 08/20/2038(e)(m) -1*1 mo. USD LIBOR + 7.630%	44,330
233,399	Series 2009-104-SD 6.198%, 11/16/2039(e)(m) -1*1 mo. USD LIBOR + 6.350%	47,069
650,377	Series 2010-134-EI 4.500%, 11/20/2039(m)	24,663

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Government National Mortgage Association (Continued)
$33,833	Series 2010-98-IA 5.652%, 03/20/2039(g)(m)	$3,740
487,489	Series 2011-45-GZ 4.500%, 03/20/2041	523,021
138,309	Series 2011-69-OC 0.000%, 05/20/2041(n)	134,853
2,807,180	Series 2011-69-SC 5.224%, 05/20/2041(e)(m) -1*1 mo. USD LIBOR + 5.380%	475,728
441,275	Series 2011-89-SA 5.294%, 06/20/2041(e)(m) -1*1 mo. USD LIBOR + 5.450%	75,457
2,059,418	Series 2013-102-BS 5.994%, 03/20/2043(e)(m) -1*1 mo. USD LIBOR + 6.150%	296,128
36,338,444	Series 2013-155-IB 0.107%, 09/16/2053(g)(m)	220,691
3,652,077	Series 2014-145-CS 5.448%, 05/16/2044(e)(m) -1*1 mo. USD LIBOR + 5.600%	636,052
2,294,383	Series 2014-156-PS 6.094%, 10/20/2044(e)(m) -1*1 mo. USD LIBOR + 6.250%	433,151
5,171,679	Series 2014-4-SA 5.948%, 01/16/2044(e)(m) -1*1 mo. USD LIBOR + 6.100%	1,027,609
9,052,208	Series 2014-41-SA 5.944%, 03/20/2044(e)(m) -1*1 mo. USD LIBOR + 6.100%	1,832,496
3,802,798	Series 2014-5-SA 5.394%, 01/20/2044(e)(m) -1*1 mo. USD LIBOR + 5.550%	668,342
4,089,605	Series 2014-58-SG 5.448%, 04/16/2044(e)(m) -1*1 mo. USD LIBOR + 5.600%	714,683
3,857,564	Series 2014-76-SA 5.444%, 01/20/2040(e)(m) -1*1 mo. USD LIBOR + 5.600%	698,810
4,546,971	Series 2014-95-CS 6.098%, 06/16/2044(e)(m) -1*1 mo. USD LIBOR + 6.250%	951,831
5,355,788	Series 2018-105-SH 6.094%, 08/20/2048(e)(m) -1*1 mo. USD LIBOR + 6.250%	758,148
65,932,573	Series 2018-111-SA 4.394%, 08/20/2048(e)(m) -1*1 mo. USD LIBOR + 4.550%	6,776,728

Principal Amount^		Value
$21,842,871	Series 2018-134-CS 6.044%, 10/20/2048(e)(m) -1*1 mo. USD LIBOR + 6.200%	$3,122,001
11,985,447	Series 2019-22-SA 5.444%, 02/20/2045(e)(m) -1*1 mo. USD LIBOR + 5.600%	2,439,351
7,028,836	Series 2019-61-NS 5.944%, 02/20/2049(e)(m) -1*1 mo. USD LIBOR + 6.100%	1,336,326
10,845,418	Series 2020-112-BS 6.094%, 08/20/2050(e)(m) -1*1 mo. USD LIBOR + 6.250%	2,129,681
17,011,964	Series 2020-47-SA 5.844%, 05/20/2044(e)(m) -1*1 mo. USD LIBOR + 6.000%	3,190,769
10,135,479	Series 2020-47-SL 5.214%, 07/20/2044(e)(m) -1*1 mo. USD LIBOR + 5.370%	1,750,519
	GPMT Ltd.
1,507,000	Series 2018-FL1-D 3.106%, 11/21/2035(c)(e) 1 mo. USD LIBOR + 2.950%	1,394,238
	GS Mortgage Securities Corp. Trust
1,503,000	Series 2018-TWR-G 4.077%, 07/15/2031(c)(e) 1 mo. USD LIBOR + 3.925%	1,329,455
	GS Mortgage Securities Trust
1,010,000	Series 2011-GC5-D 5.555%, 08/10/2044(c)(g)	807,173
2,216,000	Series 2014-GC26-D 4.662%, 11/10/2047(c)(g)	1,382,444
	GSCG Trust
710,000	Series 2019-600C-H 4.118%, 09/06/2034(c)(g)	615,426
	GSR Mortgage Loan Trust
40,247	Series 2005-4F-6A1 6.500%, 02/25/2035(b)	40,229
719,163	Series 2005-9F-2A1 6.000%, 01/25/2036	531,526
94,516	Series 2005-AR4-6A1 3.341%, 07/25/2035(g)	95,330
147,160	Series 2005-AR6-4A5 2.962%, 09/25/2035(g)	147,056
256,945	Series 2006-7F-3A4 6.250%, 08/25/2036	143,213
	HarborView Mortgage Loan Trust
276,689	Series 2004-11-2A2A 0.796%, 01/19/2035(b)(e) 1 mo. USD LIBOR + 0.640%	253,495
4,028,742	Series 2007-7-2A1B 1.148%, 10/25/2037(e) 1 mo. USD LIBOR + 1.000%	3,545,287
	Hawaii Hotel Trust
1,297,000	Series 2019-MAUI-F 2.902%, 05/15/2038(c)(e) 1 mo. USD LIBOR + 2.750%	1,129,420

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Hospitality Mortgage Trust
$1,063,012	Series 2019-HIT-G 4.052%, 11/15/2036(c)(e) 1 mo. USD LIBOR + 3.900%	$878,216
	Impac Secured Assets Trust
6,519,162	Series 2007-2-1A1C 0.528%, 05/25/2037(e) 1 mo. USD LIBOR + 0.380%	5,620,581
	IndyMac INDA Mortgage Loan Trust
259,497	Series 2006-AR3-1A1 3.699%, 12/25/2036(g)	236,564
	IndyMac INDX Mortgage Loan Trust
182,453	Series 2004-AR7-A5 1.368%, 09/25/2034(e) 1 mo. USD LIBOR + 1.220%	168,415
289,237	Series 2005-AR11-A3 3.233%, 08/25/2035(g)	257,911
670,248	Series 2006-AR2-2A1 0.358%, 02/25/2046(e) 1 mo. USD LIBOR + 0.210%	541,347
2,008,002	Series 2006-AR5-2A1 3.476%, 05/25/2036(g)	1,944,383
3,807,254	Series 2006-R1-A3 3.265%, 12/25/2035(g)	3,504,171
1,369,655	Series 2007-AR5-2A1 3.398%, 05/25/2037(g)	1,271,121
	JP Morgan Chase Commercial Mortgage Securities Trust
1,285,000	Series 2011-C3-E 5.853%, 02/15/2046(c)(g)	378,173
1,531,000	Series 2019-MFP-F 3.152%, 07/15/2036(c)(e) 1 mo. USD LIBOR + 3.000%	1,433,147
683,000	Series 2019-MFP-G 4.202%, 07/15/2036(c)(e) 1 mo. USD LIBOR + 4.050%	619,587
683,000	Series 2019-MFP-XG 0.500%, 07/15/2036(c)(g)(m)	2,543
219,000	Series 2019-UES-C 4.343%, 05/05/2032(c)	217,354
224,000	Series 2019-UES-D 4.601%, 05/05/2032(c)(g)	219,479
261,000	Series 2019-UES-E 4.601%, 05/05/2032(c)(g)	251,626
274,000	Series 2019-UES-F 4.601%, 05/05/2032(c)(g)	257,848
299,000	Series 2019-UES-G 4.601%, 05/05/2032(c)(g)	270,332
	JP Morgan Mortgage Trust
340,684	Series 2004-S1-2A1 6.000%, 09/25/2034	362,549
2,300,332	Series 2005-ALT1-3A1 2.839%, 10/25/2035(g)	1,980,540
44,645	Series 2007-A1-4A2 2.962%, 07/25/2035(b)(g)	43,536
13,778	Series 2007-S1-1A2 5.500%, 03/25/2022	12,943
721,386	Series 2007-S3-1A97 6.000%, 08/25/2037	532,482
344,634	Series 2008-R2-2A 5.500%, 12/27/2035(c)(g)	350,147

Principal Amount^		Value
	JP Morgan Resecuritization Trust
$7,248,034	Series 2015-4-1A7 0.365%, 06/26/2047(c)(e) 1 mo. USD LIBOR + 0.190%	$5,099,192
	JPMBB Commercial Mortgage Securities Trust
1,616,000	Series 2014-C23-D 4.121%, 09/15/2047(c)(g)	1,391,094
300,000	Series 2014-C23-E 3.364%, 09/15/2047(c)(g)	177,405
78,000	Series 2015-C27-D 3.945%, 02/15/2048(c)(g)	61,992
4,749,500	Series 2015-C27-XFG 1.445%, 02/15/2048(c)(g)(m)	236,719
	Legacy Mortgage Asset Trust
1,076,456	Series 2020-GS1-A1 2.882%, 10/25/2059(c)(f)	1,081,068
203,718	Series 2020-GS5-A1 3.250%, 06/25/2060(c)	205,385
	Lehman Mortgage Trust
1,310,133	Series 2006-2-2A3 5.750%, 04/25/2036	1,365,400
	Lehman XS Trust
118,906	Series 2006-2N-1A1 0.408%, 02/25/2046(e) 1 mo. USD LIBOR + 0.260%	105,659
	Master Alternative Loan Trust
31,518	Series 2003-9-4A1 5.250%, 11/25/2033	32,623
27,309	Series 2004-5-1A1 5.500%, 06/25/2034	28,215
34,825	Series 2004-5-2A1 6.000%, 06/25/2034	36,346
137,786	Series 2004-8-2A1 6.000%, 09/25/2034	143,080
	Merrill Lynch Alternative Note Asset Trust
348,931	Series 2007-AF1-1AF2 5.750%, 05/25/2037	339,082
	Merrill Lynch Mortgage Investors Trust
8,184	Series 2006-2-2A 2.842%, 05/25/2036(b)(g)	8,009
	Morgan Stanley Capital Barclays Bank Trust
551,000	Series 2016-MART-D 3.309%, 09/13/2031(c)	529,126
	Morgan Stanley Capital I Trust
687,000	Series 2007-IQ15-C 6.345%, 06/11/2049(c)(g)	678,505
285,000	Series 2011-C2-D 5.661%, 06/15/2044(c)(g)	206,843
540,000	Series 2011-C2-E 5.661%, 06/15/2044(c)(g)	315,414
1,508,000	Series 2019-PLND-F 2.952%, 05/15/2036(c)(e) 1 mo. USD LIBOR + 2.800%	1,265,091
	Morgan Stanley Mortgage Loan Trust
2,218,186	Series 2005-9AR-2A 3.253%, 12/25/2035(g)	2,093,037
2,782,646	Series 2006-11-2A2 6.000%, 08/25/2036	1,959,384
360,043	Series 2006-7-3A 5.010%, 06/25/2036(g)	300,155

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Morgan Stanley Mortgage Loan Trust (Continued)
$260,053	Series 2007-13-6A1 6.000%, 10/25/2037	$205,555
	Morgan Stanley Re-REMIC Trust
314,072	Series 2010-R9-3C 6.000%, 11/26/2036(c)(g)	322,282
	Motel 6 Trust
968,617	Series 2017-M6MZ-M 7.079%, 08/15/2024(c)(e) 1 mo. USD LIBOR + 6.927%	807,303
	New Residential Mortgage Loan Trust
185,757	Series 2020-NPL2-A1 3.228%, 08/25/2060(c)(f)	186,104
	Preston Ridge Partners Mortgage Trust
260,000	Series 2020-3-A2 5.071%, 09/25/2025(c)	260,000
	Prime Mortgage Trust
1,287,124	Series 2006-DR1-2A1 5.500%, 05/25/2035(c)	1,077,201
	RCO V Mortgage LLC
365,000	Series 2020-1-A1 3.105%, 09/25/2025(c)(f)	367,921
	Residential Accredit Loans, Inc.
891,580	Series 2006-QS10-A9 6.500%, 08/25/2036	906,459
555,716	Series 2006-QS14-A18 6.250%, 11/25/2036	541,229
415,605	Series 2006-QS17-A5 6.000%, 12/25/2036	405,441
433,264	Series 2006-QS2-1A4 5.500%, 02/25/2036	424,825
510,401	Series 2006-QS7-A3 6.000%, 06/25/2036	485,988
546,921	Series 2007-QS1-2A10 6.000%, 01/25/2037	527,238
853,519	Series 2007-QS3-A1 6.500%, 02/25/2037	837,674
1,864,318	Series 2007-QS6-A6 6.250%, 04/25/2037	1,833,223
476,234	Series 2007-QS8-A8 6.000%, 06/25/2037	464,395
1,429,755	Series 2007-QS9-A33 6.500%, 07/25/2037	1,395,694
	Residential Asset Securitization Trust
262,361	Series 2006-A8-1A1 6.000%, 08/25/2036	225,592
251,352	Series 2007-A1-A8 6.000%, 03/25/2037	148,323
467,072	Series 2007-A5-2A5 6.000%, 05/25/2037	377,762
16,154,686	Series 2007-A9-A1 0.698%, 09/25/2037(e) 1 mo. USD LIBOR + 0.550%	3,548,377
16,154,686	Series 2007-A9-A2 6.302%, 09/25/2037(e)(m) -1*1 mo. USD LIBOR + 6.450%	6,046,230
	Residential Funding Mortgage Securities I Trust
499,955	Series 2006-S4-A5 6.000%, 04/25/2036	486,610

Principal Amount^		Value
	Starwood Retail Property Trust
$235,000	Series 2014-STAR-C 2.902%, 11/15/2027(b)(c)(e) 1 mo. USD LIBOR + 2.750%	$164,170
980,000	Series 2014-STAR-D 3.652%, 11/15/2027(b)(c)(e) 1 mo. USD LIBOR + 3.500%	605,648
950,000	Series 2014-STAR-E 4.552%, 11/15/2027(b)(c)(e) 1 mo. USD LIBOR + 4.400%	316,691
	Structured Adjustable Rate Mortgage Loan Trust
735,458	Series 2005-14-A1 0.458%, 07/25/2035(e) 1 mo. USD LIBOR + 0.310%	537,018
305,680	Series 2005-15-1A1 3.309%, 07/25/2035(g)	228,950
413,096	Series 2005-22-3A1 4.107%, 12/25/2035(g)	348,623
845,614	Series 2008-1-A2 3.200%, 10/25/2037(g)	749,219
	Structured Asset Securities Corp. Trust
594,546	Series 2005-5-2A2 5.500%, 04/25/2035	580,956
8,170,101	Series 2007-4-1A3 6.102%, 03/28/2045(c)(e)(m) -1*1 mo. LIBOR + 6.250%	874,076
	Tharaldson Hotel Portfolio Trust
1,382,807	Series 2018-THL-F 4.111%, 11/11/2034(c)(e) 1 mo. USD LIBOR + 3.952%	1,098,445
	UBS-Barclays Commercial Mortgage Trust
305,000	Series 2012-C2-E 5.045%, 05/10/2063(c)(g)	124,930
	Washington Mutual Mortgage Pass-Through Certificates Trust
401,043	Series 2005-1-5A1 6.000%, 03/25/2035	406,340
592,307	Series 2006-5-1A5 6.000%, 07/25/2036	556,652
451,360	Series 2006-8-A6 4.240%, 10/25/2036(f)	237,312
2,701,695	Series 2007-5-A3 7.000%, 06/25/2037	1,853,946
	Wells Fargo Alternative Loan Trust
152,335	Series 2007-PA2-3A1 0.498%, 06/25/2037(e) 1 mo. USD LIBOR + 0.350%	130,416
224,413	Series 2007-PA2-3A2 6.502%, 06/25/2037(e)(m) -1*1 mo. USD LIBOR + 6.650%	35,371
	Wells Fargo Commercial Mortgage Trust
19,971,000	Series 2015-C28-XE 1.238%, 05/15/2048(c)(g)(m)	920,895
398,000	Series 2015-NXS4-D 3.820%, 12/15/2048(g)	352,815
750,000	Series 2016-C33-D 3.123%, 03/15/2059(c)	649,273
1,225,000	Series 2019-JWDR-C 3.139%, 09/15/2031(c)(g)	1,164,729

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
MORTGAGE-BACKED SECURITIES (CONTINUED)
	Wells Fargo Mortgage-Backed Securities Trust
$104,783	Series 2006-AR19-A1 3.996%, 12/25/2036(g)	$97,937
	WFRBS Commercial Mortgage Trust
155,000	Series 2011-C2-D 5.856%, 02/15/2044(c)(g)	153,925
510,000	Series 2011-C3-D 5.853%, 03/15/2044(c)(g)	254,515
500,000	Series 2012-C6-D 5.765%, 04/15/2045(c)(g)	501,599
160,000	Series 2012-C7-C 4.965%, 06/15/2045(g)	117,772
290,000	Series 2012-C7-E 4.965%, 06/15/2045(c)(g)	114,583

TOTAL MORTGAGE-BACKED SECURITIES (Cost $254,128,280)		270,911,313

MUNICIPAL BONDS: 0.2%
Puerto Rico: 0.2%
	Commonwealth of Puerto Rico
1,330,000	Series A 8.000%, 07/01/2035(i)	847,875
	Puerto Rico Public Buildings Authority
675,000	Series U 5.250%, 07/01/2042(i)	472,500
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
21,000	Series A-1 0.000%, 07/01/2024(k)	19,416
40,000	Series A-1 0.000%, 07/01/2027(k)	34,005
39,000	Series A-1 0.000%, 07/01/2029(k)	30,739
50,000	Series A-1 0.000%, 07/01/2031(k)	36,562
56,000	Series A-1 0.000%, 07/01/2033(k)	37,550
41,000	Series A-1 4.500%, 07/01/2034	42,879
21,000	Series A-1 4.550%, 07/01/2040	21,762
536,000	Series A-1 0.000%, 07/01/2046(k)	151,988
437,000	Series A-1 0.000%, 07/01/2051(k)	89,856
151,000	Series A-1 4.750%, 07/01/2053	157,419
383,000	Series A-1 5.000%, 07/01/2058	405,823
210,000	Series A-2 4.329%, 07/01/2040	214,551
7,000	Series A-2 4.536%, 07/01/2053	7,199
84,000	Series A-2 4.784%, 07/01/2058	87,809

TOTAL MUNICIPAL BONDS (Cost $1,656,172)		2,657,933

Principal Amount^		Value
SHORT-TERM INVESTMENTS: 7.1%
REPURCHASE AGREEMENTS: 4.8%
$69,752,058	Fixed Income Clearing Corp. 0.000%, 9/30/2020, due 10/01/2020 [collateral: par value $68,829,300 U.S. Treasury Note, 2.375%, due 03/15/2022, value $71,151,877] (proceeds $69,752,058)	$69,752,058

TOTAL REPURCHASE AGREEMENTS (Cost $69,752,058)		69,752,058

TREASURY BILLS: 2.3%
	United States Treasury Bill
22,172,000	1.456%, 11/05/2020(a)(o)	22,170,329
1,670,000	0.158%, 11/27/2020(a)(o)	1,669,574
5,400,000	0.177%, 02/25/2021(a)(o)	5,397,988
1,300,000	0.097%, 06/17/2021(o)	1,299,065
2,860,000	0.116%, 09/09/2021(o)	2,856,839

TOTAL TREASURY BILLS (Cost $33,361,302)		33,393,795

TOTAL SHORT-TERM INVESTMENTS (Cost $103,113,360)		103,145,853

TOTAL PURCHASED OPTIONS (Cost $214,917): 0.0%		205,310

TOTAL INVESTMENTS BEFORE INVESTMENTS SOLD SHORT
(Cost: $1,406,999,224): 98.7%		1,437,924,868

Other Assets in Excess of Liabilities: 1.3%		19,068,629

NET ASSETS: 100.0%		$1,456,993,497

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
BADLARPP	Argentina Badlar Floating Rate Notes
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FEDL01	Federal Funds Rate
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
PIK	Payment-in-kind
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
*	Non-Income Producing Security.
^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Securities with an aggregate fair value of $101,618,978 have been pledged as collateral for options, total return swaps, credit default swaps, securities sold short and futures positions.
(b)	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Trustees.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(d)	Perpetual Call.
(e)	Floating Interest Rate at September 30, 2020.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

(f)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2020.
(g)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2020.
(h)	When issued security.
(i)	Security is currently in default and/or non-income producing.
(j)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(l)	Pay-in-kind securities.
(m)	Interest Only security. Security with a notional or nominal principal amount.
(n)	Principal Only security.
(o)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:

ARS	Argentine Peso
CAD	Canadian Dollar
CHF	Swiss Franc
COP	Colombian Peso
EUR	Euro
GBP	British Pound
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At September 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
McDermott Technology Americas, Inc., 0.500%, 06/28/2024	$294,000	$269,010	$(24,990)

The cost basis of investments for federal income tax purposes at September 30, 2020 was as follows*:

Cost of investments	$1,341,897,993

Gross unrealized appreciation	131,561,256
Gross unrealized depreciation	(111,514,682)

Net unrealized appreciation	$20,046,574

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF PURCHASED OPTIONS at September 30, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Immunomedics, Inc.	Goldman Sachs & Co.	$90.00	11/20/2020	222	$1,887,666	$2,220	$7,969	$(5,749)
Immunomedics, Inc.	Morgan Stanley & Co.	90.00	11/20/2020	28	238,084	280	1,005	(725)

Total						2,500	8,974	(6,474)

EXCHANGE TRADED FUNDS
Put
iShares Iboxx Investment Grade Corporate Bond ETF	Goldman Sachs & Co.	130.00	1/15/2021	512	6,897,152	86,784	88,016	(1,232)
iShares Iboxx Investment Grade Corporate Bond ETF	Morgan Stanley & Co.	130.00	1/15/2021	83	1,118,093	14,069	14,269	(200)
iShares Russell 2000 ETF	Goldman Sachs & Co.	142.00	1/15/2021	52	778,908	39,104	41,241	(2,137)
iShares Russell 2000 ETF	Goldman Sachs & Co.	145.00	1/15/2021	53	793,887	42,665	41,841	824
iShares Russell 2000 ETF	Morgan Stanley & Co.	142.00	1/15/2021	14	209,706	10,528	11,103	(575)
iShares Russell 2000 ETF	Morgan Stanley & Co.	145.00	1/15/2021	12	179,748	9,660	9,473	187

Total						202,810	205,943	(3,133)

Total Purchased Options						$205,310	$214,917	$(9,607)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SECURITIES SOLD SHORT at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: (4.0)%
(11,211)	Acushnet Holdings Corp.	$(376,802)
(154,762)	Advanced Disposal Services, Inc.*	(4,678,455)
(5,334)	American Homes 4 Rent Class A	(151,912)
(39,719)	Analog Devices, Inc.	(4,636,796)
(39,242)	ANGI Homeservices, Inc. Class A*	(435,390)
(3,404)	Aon Plc Class A	(702,245)
(4,312)	Bayerische Motoren Werke AG	(313,370)
(2,108)	Booz Allen Hamilton Holding Corp.	(174,922)
(220,682)	BorgWarner, Inc.	(8,549,221)
(601)	CACI International, Inc. Class A*	(128,109)
(79,449)	Chevron Corp.	(5,720,328)
(31,934)	Cincinnati Bell, Inc.*	(479,010)
(236,227)	CNX Resources Corp.*	(2,229,983)
(37,171)	Comtech Telecommunications Corp.	(520,394)
(5,517)	Daimler AG	(297,748)
(298,996)	Devon Energy Corp.	(2,828,502)
(16,119)	Evolution Gaming Group AB(c)	(1,069,660)
(16,825)	Fiat Chrysler Automobiles N.V.*	(206,479)
(34,023)	Ford Motor Co.	(226,593)
(10,301)	General Motors Co.	(304,807)
(5,592)	Invitation Homes, Inc.	(156,520)
(6,392)	Jacobs Engineering Group, Inc.	(592,986)
(80,425)	Just Eat Takeaway.com N.V.*(c)	(9,028,847)
(28,672)	Liberty Broadband Corp. Class C*	(4,096,369)
(13,738)	Livongo Health, Inc.*	(1,924,007)
(8,003)	Luminex Corp.	(210,079)
(16,531)	Meridian Bioscience, Inc.*	(280,696)
(5,254)	Nexstar Media Group, Inc. Class A	(472,492)
(20,532)	OraSure Technologies, Inc.*	(249,874)
(1,749)	Science Applications International Corp.	(137,157)
(14,540)	Softbank Corp.	(162,122)
(481,681)	Southwestern Energy Co.*	(1,131,950)
(20,197)	Stantec, Inc.	(612,777)
(33,022)	Sunrun, Inc.*	(2,545,006)
(2,552)	Tesla, Inc.*	(1,094,834)
(6,768)	Tetra Tech, Inc.	(646,344)
(7,260)	Toyota Motor Corp.	(476,552)
(4,061)	Uber Technologies, Inc.*	(148,145)
(8,391)	WSP Global, Inc.	(550,667)
(98)	WW Grainger, Inc.	(34,963)

TOTAL COMMON STOCKS (Proceeds $55,823,494)		$(58,583,113)

Shares		Value
EXCHANGE-TRADED FUNDS: (0.5)%
(560)	Consumer Discretionary Select Sector SPDR Fund	$(82,309)
(48,785)	Financial Select Sector SPDR Fund	(1,174,255)
(3,639)	Health Care Select Sector SPDR Fund	(383,842)
(2,399)	iShares MSCI Australia ETF	(47,308)
(4,795)	iShares Russell 2000 Growth ETF	(1,062,188)
(1,188)	iShares Russell 2000 Value ETF	(118,004)
(991)	iShares Russell Mid-Cap Growth ETF	(171,314)
(8,252)	iShares U.S. Real Estate ETF	(658,840)
(7,114)	SPDR S&P 500 ETF Trust	(2,382,407)
(9,629)	VanEck Vectors Oil Services ETF	(940,850)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $7,003,270)		$(7,021,317)

Principal Amount^
CORPORATE BONDS: (0.2)%
	Dell International LLC / EMC Corp.
(450,000)	7.125%, 06/15/2024(c)	(468,535)
	Gray Television, Inc.
(556,000)	5.125%, 10/15/2024(c)	(568,163)
	Gray Television, Inc.
(362,000)	5.875%, 07/15/2026(c)	(376,254)
	Western Digital Corp.
(848,000)	4.750%, 02/15/2026	(919,554)

TOTAL CORPORATE BONDS (Proceeds $2,257,403)		$(2,332,506)

TOTAL SECURITIES SOLD SHORT (Proceeds $65,084,167)		$(67,936,936)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2020 (Unaudited)

At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2020	Fund Delivering	U.S. $ Value at September 30, 2020	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	10/23/2020	USD	$487,050	CAD	$491,630	$—	$(4,580)
	10/23/2020	USD	1,685,989	EUR	1,724,101	—	(38,112)
Barclays Bank Plc	10/23/2020	USD	567,765	EUR	580,565	—	(12,800)
Deutsche Bank AG	10/30/2020	USD	523,638	GBP	520,611	3,027	—
Goldman Sachs & Co.	12/15/2020	CAD	65,617	USD	65,430	187	—
	12/15/2020	EUR	33,819	USD	33,664	155	—
	12/15/2020	EUR	62,119	USD	62,151	—	(32)
	12/15/2020	EUR	425,090	USD	429,712	—	(4,622)
	12/15/2020	USD	4,717,748	EUR	4,674,692	43,056	—
	12/15/2020	USD	64,208	EUR	64,585	—	(377)
	12/15/2020	USD	579,962	SEK	564,488	15,474	—
HSBC Holdings Plc	11/13/2020	USD	194,605	EUR	193,605	1,000	—
JPMorgan Chase Bank N.A.	11/17/2020	EUR	748,849	USD	747,800	1,049	—
	11/17/2020	EUR	544,261	USD	549,081	—	(4,820)
	11/17/2020	EUR	501,786	USD	506,998	—	(5,212)
	11/17/2020	EUR	514,239	USD	520,542	—	(6,303)
	11/17/2020	EUR	654,916	USD	661,828	—	(6,912)
	11/17/2020	USD	515,776	EUR	510,892	4,884	—
	11/17/2020	USD	190,237	EUR	188,055	2,182	—
	11/17/2020	USD	240,686	EUR	238,887	1,799	—
	11/17/2020	USD	231,413	EUR	229,950	1,463	—
	11/17/2020	USD	231,413	EUR	229,950	1,463	—
	11/17/2020	USD	366,469	EUR	366,022	447	—
	11/17/2020	USD	218,720	EUR	219,680	—	(960)
	11/17/2020	USD	790,344	EUR	794,282	—	(3,938)
	11/17/2020	USD	953,765	EUR	957,837	—	(4,072)
Morgan Stanley & Co.	10/8/2020	USD	1,754,807	COP	1,707,697	47,110	—
	12/15/2020	CAD	68,244	USD	68,971	—	(727)
	12/15/2020	CAD	83,110	USD	83,943	—	(833)
	12/15/2020	CAD	75,678	USD	76,555	—	(877)
	12/15/2020	CAD	330,037	USD	333,965	—	(3,928)
	12/15/2020	EUR	1,478,536	USD	1,473,733	4,803	—
	12/15/2020	EUR	48,029	USD	48,527	—	(498)
	12/15/2020	EUR	49,320	USD	49,886	—	(566)
	12/15/2020	EUR	103,571	USD	104,764	—	(1,193)
	12/15/2020	EUR	119,777	USD	121,017	—	(1,240)
	12/15/2020	SEK	8,208	USD	8,419	—	(211)
	12/15/2020	USD	5,849,984	CAD	5,748,317	101,667	—
	12/15/2020	USD	2,562,388	CHF	2,543,864	18,524	—
	12/15/2020	USD	58,273	CHF	57,793	480	—
	12/15/2020	USD	40,691	CHF	40,564	127	—
	12/15/2020	USD	90,653	EUR	90,067	586	—
	12/15/2020	USD	56,419	EUR	56,013	406	—
	12/15/2020	USD	127,650	EUR	127,879	—	(229)
	12/15/2020	USD	757,523	EUR	764,691	—	(7,168)
	12/15/2020	USD	2,249,799	NZD	2,211,158	38,641	—
	12/15/2020	USD	720,393	PLN	716,473	3,920	—
	12/15/2020	USD	150,525	PLN	150,734	—	(209)
	12/15/2020	USD	247,678	SEK	243,138	4,540	—
	12/15/2020	USD	12,820	SEK	12,574	246	—
	12/15/2020	USD	9,178	SEK	9,001	177	—
	12/15/2020	USD	7,099	SEK	6,935	164	—
	12/15/2020	USD	10,509	SEK	10,542	—	(33)
	12/16/2020	EUR	2,372,117	USD	2,397,176	—	(25,059)
	12/16/2020	USD	2,404,652	EUR	2,372,117	32,535	—
	12/31/2020	USD	502,896	EUR	505,184	—	(2,288)
Standard Chartered Bank	10/2/2020	EUR	3,212,237	USD	3,205,663	6,574	—
	10/2/2020	USD	3,080,787	EUR	3,212,237	—	(131,450)
	1/4/2021	USD	3,212,858	EUR	3,219,471	—	(6,613)

			$47,966,930		$47,906,106	$336,686	$(275,862)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts - Long
2YR U.S. Treasury Notes	552	$110,400,000	$121,970,438	12/31/2020	$46,453

Total Long					$46,453

Futures Contracts - Short
5YR U.S. Treasury Notes	(786)	$(78,600,000)	$(99,060,563)	12/31/2020	$(85,803)
10YR U.S. Treasury Notes	(59)	(5,900,000)	(8,232,344)	12/21/2020	1,636
Ultra-Long U.S. Treasury Bonds	(19)	(1,900,000)	(4,214,437)	12/21/2020	374
Ultra 10YR U.S. Treasury Notes	(107)	(10,700,000)	(17,111,641)	12/21/2020	(19,620)

Total Short					$(103,413)

Total Futures Contracts					$(56,960)

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Airbus Finance B.V. 2.375%, 04/02/2024	12/20/2025	(1.000%	)	1.463%	EUR	(5,900,000)	Quarterly	$161,088	$(11,743)	$172,831
American Axle & Manufacturing, Inc. 6.250%, 03/15/2026	12/20/2025	(5.000%	)	5.413%	$	(6,800,000)	Quarterly	117,182	57,663	59,519
American International Group, Inc. 6.250%, 05/01/2036	12/20/2025	(1.000%	)	0.808%		(1,950,000)	Quarterly	(19,018)	(20,438)	1,420
Anheuser-Busch InBev S.A. 4.000%, 06/02/2021	12/20/2025	(1.000%	)	0.562%	EUR	(5,800,000)	Quarterly	(155,907)	(189,135)	33,228
Avnet, Inc. 4.875%, 12/01/2022	12/20/2025	(1.000%	)	0.937%	$	(6,750,000)	Quarterly	(21,350)	(97,076)	75,726
Banco Santander S.A. 1.375%, 02/09/2022	12/20/2025	(1.000%	)	1.025%	EUR	(5,850,000)	Quarterly	8,625	(39,710)	48,335
Block Financial LLC 5.500%, 11/01/2022	12/20/2025	(5.000%	)	1.013%	$	(5,800,000)	Quarterly	(1,162,767)	(1,187,048)	24,281
Bouygues S.A. 3.625%, 01/16/2023	12/20/2025	(1.000%	)	0.344%	EUR	(5,900,000)	Quarterly	(239,767)	(251,137)	11,370
BP Capital Markets Plc 3.161%, 03/17/2021	12/20/2025	(1.000%	)	0.950%		(1,200,000)	Quarterly	(3,604)	(12,963)	9,359
BP Capital Markets Plc 1.876%, 04/07/2024	12/20/2025	(1.000%	)	0.950%		(4,150,000)	Quarterly	(12,462)	3,806	(16,268)
British Telecommunications Plc 5.750%, 12/07/2028	12/20/2025	(1.000%	)	1.039%		(6,000,000)	Quarterly	14,013	8,260	5,753
CDX North America HIgh Yield Index Series 34 5.000%, 06/20/2025	6/20/2025	(5.000%	)	3.823%	$	(70,840,000)	Quarterly	(3,456,855)	6,517,280	(9,974,135)
Centrica Plc 6.375%, 03/10/2022	12/20/2025	(1.000%	)	1.032%	EUR	(5,800,000)	Quarterly	11,253	(45,248)	56,501
CIT Group, Inc. 5.000%, 08/15/2022	12/20/2025	(5.000%	)	2.552%	$	(6,000,000)	Quarterly	(691,494)	(806,240)	114,746
Citigroup, Inc. 2.876%, 07/24/2023	12/20/2025	(1.000%	)	0.637%		(4,600,000)	Quarterly	(85,376)	(88,319)	2,943

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Compass Group Plc 1.875%, 01/27/2023	12/20/2025	(1.000%	)	0.428%	EUR	(5,300,000)	Quarterly	$(187,059)	$(183,712)	$(3,347)
Credit Agricole S.A. 3.375%, 01/10/2022	12/20/2025	(1.000%	)	0.626%		(4,150,000)	Quarterly	(94,966)	(125,299)	30,333
Devon Energy Corp. 7.950%, 04/15/2032	12/20/2025	(1.000%	)	2.066%	$	(4,550,000)	Quarterly	233,055	219,018	14,037
DISH DBS Corp. 6.750%, 06/01/2021	6/20/2025	(5.000%	)	4.142%		(1,500,000)	Quarterly	(52,014)	(92,196)	40,182
Domtar Corp. 4.400%, 04/01/2022	12/20/2025	(1.000%	)	0.886%		(6,800,000)	Quarterly	(39,093)	(60,961)	21,868
DXC Technology Co. 4.450%, 09/18/2022	12/20/2025	(5.000%	)	1.238%		(950,000)	Quarterly	(177,980)	(177,512)	(468)
Eni SpA 2.625%, 11/22/2021	12/20/2025	(1.000%	)	1.003%	EUR	(850,000)	Quarterly	155	4,078	(3,923)
Fortum Oyj 2.250%, 09/06/2022	12/20/2025	(1.000%	)	0.633%		(950,000)	Quarterly	(21,306)	(20,497)	(809)
Goodyear Tire & Rubber Co. (The) 5.000%, 05/31/2026	12/20/2025	(5.000%	)	4.202%	$	(4,450,000)	Quarterly	(156,123)	(268,892)	112,769
HCA, Inc. 5.875%, 02/15/2026	12/20/2025	(5.000%	)	1.583%		(5,150,000)	Quarterly	(863,359)	(968,560)	105,201
Host Hotels & Resorts L.P. 3.875%, 04/01/2024	12/20/2025	(1.000%	)	1.822%		(4,800,000)	Quarterly	191,582	102,387	89,195
HP, Inc. 4.650%, 12/09/2021	12/20/2025	(1.000%	)	0.525%		(6,550,000)	Quarterly	(159,827)	(179,956)	20,129
HSBC Holdings Plc 0.875%, 09/06/2024	12/20/2025	(1.000%	)	0.686%	EUR	(5,900,000)	Quarterly	(113,116)	(99,372)	(13,744)
Imperial Brands Finance Plc 1.375%, 01/27/2025	12/20/2025	(1.000%	)	0.857%		(1,100,000)	Quarterly	(9,527)	(4,064)	(5,463)
ING Groep N.V. 0.750%, 03/09/2022	12/20/2025	(1.000%	)	0.600%		(5,800,000)	Quarterly	(141,956)	(168,997)	27,041
International Lease Finance Corp. 8.250%, 12/15/2020	12/20/2025	(5.000%	)	0.767%	$	(700,000)	Quarterly	(150,617)	(154,910)	4,293
International Paper Co. 3.000%, 02/15/2027	12/20/2025	(1.000%	)	0.426%		(6,850,000)	Quarterly	(202,995)	(221,766)	18,771
ITV Plc 2.125%, 09/21/2022	12/20/2025	(5.000%	)	1.820%	EUR	(5,150,000)	Quarterly	(951,257)	(996,889)	45,632
Kinder Morgan, Inc. 4.300%, 03/01/2028	12/20/2025	(1.000%	)	0.804%	$	(4,100,000)	Quarterly	(40,861)	(62,658)	21,797
Kohl’s Corp. 4.250%, 07/17/2025	12/20/2025	(1.000%	)	3.426%		(8,000,000)	Quarterly	880,722	630,000	250,722
Lincoln National Corp. 3.350%, 03/09/2025	12/20/2025	(1.000%	)	0.815%		(1,150,000)	Quarterly	(10,797)	(8,741)	(2,056)
Lloyds Banking Group Plc 3.100%, 07/06/2021	12/20/2025	(1.000%	)	0.683%	EUR	(5,800,000)	Quarterly	(112,283)	(65,541)	(46,742)
Loews Corp. 6.000%, 02/01/2035	12/20/2025	(1.000%	)	0.397%	$	(3,600,000)	Quarterly	(112,165)	(120,366)	8,201
Marathon Petroleum Corp. 3.625%, 09/15/2024	12/20/2025	(5.000%	)	0.907%		(900,000)	Quarterly	(186,106)	(183,817)	(2,289)
Marks & Spencer Plc 3.000%, 12/08/2023	12/20/2025	(1.000%	)	3.283%	EUR	(6,500,000)	Quarterly	809,675	753,254	56,421
McKesson Corp. 7.650%, 03/01/2027	12/20/2025	(1.000%	)	0.529%	$	(6,900,000)	Quarterly	(166,862)	(188,365)	21,503
MGIC Investment Corp. 5.750%, 08/15/2023	12/20/2025	(5.000%	)	2.357%		(4,650,000)	Quarterly	(583,523)	(615,721)	32,198

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
MGM Resorts International 5.750%, 06/15/2025	12/20/2025	(5.000%	)	3.213%	$	(1,400,000)	Quarterly	$(114,596)	$(142,578)	$27,982
Naturgy Capital Markets S.A. 5.125%, 11/02/2021	12/20/2025	(1.000%	)	0.507%	EUR	(4,050,000)	Quarterly	(122,849)	(121,712)	(1,137)
Natwest Group Plc 2.000%, 03/04/2025	12/20/2025	(1.000%	)	0.765%		(5,900,000)	Quarterly	(84,145)	(61,729)	(22,416)
Navient Corp. 5.500%, 01/25/2023	12/20/2025	(5.000%	)	4.863%	$	(2,850,000)	Quarterly	(16,778)	(77,585)	60,807
Nordstrom, Inc. 6.950%, 03/15/2028	12/20/2025	(1.000%	)	6.193%		(7,800,000)	Quarterly	1,641,436	1,423,500	217,936
Olin Corp. 5.500%, 08/15/2022	12/20/2025	(1.000%	)	3.759%		(7,100,000)	Quarterly	876,765	877,817	(1,052)
Omnicom Group, Inc. / Omnicom Capital, Inc. 3.650%, 11/01/2024	12/20/2025	(1.000%	)	0.455%		(6,650,000)	Quarterly	(186,743)	(206,170)	19,427
Pearson Funding Plc 1.375%, 05/06/2025	12/20/2025	(1.000%	)	0.904%	EUR	(1,450,000)	Quarterly	(8,407)	(21,285)	12,878
Radian Group, Inc. 4.500%, 10/01/2024	12/20/2025	(5.000%	)	3.507%	$	(550,000)	Quarterly	(37,153)	(47,174)	10,021
Renault S.A. 3.125%, 03/05/2021	12/20/2025	(1.000%	)	2.699%	EUR	(6,250,000)	Quarterly	593,965	516,946	77,019
Repsol International Finance B.V. 2.250%, 12/10/2026	12/20/2025	(1.000%	)	1.023%		(6,100,000)	Quarterly	8,571	9,048	(477)
Rolls-Royce Plc 2.125%, 06/18/2021	12/20/2025	(1.000%	)	5.256%		(7,200,000)	Quarterly	1,540,277	1,589,371	(49,094)
RR Donnelley & Sons Co. 7.875%, 03/15/2021	12/20/2025	(5.000%	)	8.210%	$	(4,750,000)	Quarterly	570,736	522,500	48,236
Ryder System, Inc. 3.875%, 12/01/2023	12/20/2025	(1.000%	)	0.894%		(5,650,000)	Quarterly	(30,294)	(63,799)	33,505
SES S.A. 4.750%, 03/11/2021	12/20/2025	(1.000%	)	1.151%	EUR	(5,900,000)	Quarterly	53,412	25,178	28,234
Shell International Finance B.V. 0.750%, 05/12/2024	12/20/2025	(1.000%	)	0.614%		(5,700,000)	Quarterly	(134,724)	(160,187)	25,463
Simon Property Group L.P. 2.750%, 06/01/2023	12/20/2025	(1.000%	)	1.572%	$	(7,100,000)	Quarterly	199,273	134,470	64,803
Societe Generale S.A. 3.250%, 01/12/2022	12/20/2025	(1.000%	)	0.814%	EUR	(5,250,000)	Quarterly	(59,397)	(79,675)	20,278
Standard Chartered Plc 1.450%, 09/10/2022	12/20/2025	(1.000%	)	0.685%		(5,900,000)	Quarterly	(113,553)	(86,034)	(27,519)
Teck Resources Ltd 6.125%, 10/01/2035	12/20/2025	(5.000%	)	1.179%	$	(3,050,000)	Quarterly	(581,904)	(604,105)	22,201
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2025	(1.000%	)	1.883%	EUR	(1,000,000)	Quarterly	51,121	53,753	(2,632)
Telefonica Emisiones S.A. 1.528%, 01/17/2025	12/20/2025	(1.000%	)	0.916%		(5,900,000)	Quarterly	(30,007)	(45,647)	15,640
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021	6/20/2025	(1.000%	)	4.836%	$	(5,450,000)	Quarterly	825,601	808,750	16,851
thyssenkrupp AG 2.500%, 02/25/2025	12/20/2025	(1.000%	)	4.725%	EUR	(6,700,000)	Quarterly	1,282,271	945,756	336,515
UniCredit SpA 2.125%, 10/24/2026	12/20/2025	(1.000%	)	0.946%		(5,900,000)	Quarterly	(19,369)	(46,155)	26,786

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection (Continued)
Valero Energy Corp. 8.750%, 06/15/2030	12/20/2025	(1.000%	)	1.000%	$	(3,250,000)	Quarterly	$35	$1,118	$(1,083)
Vodafone Group Plc 1.750%, 08/25/2023	12/20/2025	(1.000%	)	0.711%	EUR	(3,750,000)	Quarterly	(66,076)	(60,343)	(5,733)
Wells Fargo & Co. 3.069%, 01/24/2023	12/20/2025	(1.000%	)	0.674%	$	(6,800,000)	Quarterly	(113,087)	(124,011)	10,924
Wendel SE 2.750%, 10/02/2024	12/20/2025	(5.000%	)	0.812%	EUR	(900,000)	Quarterly	(228,700)	(235,382)	6,682
Weyerhaeuser Co. 7.125%, 07/15/2023	12/20/2025	(1.000%	)	0.305%	$	(1,500,000)	Quarterly	(54,068)	(59,516)	5,448
WPP Finance S.A. 2.250%, 09/22/2026	12/20/2025	(1.000%	)	0.984%	EUR	(4,100,000)	Quarterly	(3,884)	(26,448)	22,564
Xerox Corp. 3.800%, 05/15/2024	12/20/2025	(1.000%	)	2.404%	$	(6,850,000)	Quarterly	455,614	431,223	24,391

Total Buy Protection								$(1,861,699)	$5,647,792	$(7,509,491)

Sell Protection
Amgen, Inc. 3.625%, 05/22/2024	12/20/2025	1.000%		0.327%	$	6,750,000	Quarterly	$235,394	$263,285	$(27,891)
Anglo American Capital Plc 4.125%, 04/15/2021	12/20/2025	5.000%		1.163%	EUR	4,900,000	Quarterly	1,123,361	1,191,721	(68,360)
Apache Corp. 3.250%, 04/15/2022	12/20/2025	1.000%		4.381%	$	6,500,000	Quarterly	(958,452)	(666,250)	(292,202)
Assicurazioni Generali SpA 5.125%, 09/16/2024	12/20/2025	1.000%		0.757%	EUR	5,800,000	Quarterly	85,674	110,737	(25,063)
AT&T, Inc. 3.800%, 02/15/2027	12/20/2025	1.000%		0.914%	$	7,000,000	Quarterly	30,369	44,638	(14,269)
Aviva Plc 0.625%, 10/27/2023	12/20/2025	1.000%		0.706%	EUR	2,700,000	Quarterly	48,341	42,631	5,710
BAT International Finance Plc 2.375%, 01/19/2023	12/20/2025	1.000%		0.714%		5,800,000	Quarterly	101,258	108,612	(7,354)
Beazer Homes USA, Inc. 6.750%, 03/15/2025	12/20/2025	5.000%		3.083%	$	5,400,000	Quarterly	476,757	547,417	(70,660)
Best Buy Co., Inc. 5.500%, 03/15/2021	12/20/2025	5.000%		0.434%		5,700,000	Quarterly	1,342,150	1,386,314	(44,164)
BMW Finance N.V. 0.125%, 01/12/2021	12/20/2025	1.000%		0.602%	EUR	5,800,000	Quarterly	141,304	189,972	(48,668)
Boeing Co. (The) 8.750%, 08/15/2021	12/20/2025	1.000%		3.086%	$	1,550,000	Quarterly	(148,845)	(137,515)	(11,330)
Campbell Soup Co. 4.150%, 03/15/2028	12/20/2025	1.000%		0.501%		4,900,000	Quarterly	125,739	138,467	(12,728)
Carrefour S.A. 1.250%, 06/03/2025	12/20/2025	1.000%		0.658%	EUR	5,800,000	Quarterly	121,009	166,316	(45,307)
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 02/01/2028	12/20/2025	5.000%		1.349%	$	1,050,000	Quarterly	190,007	190,041	(34)
CDX North America HIgh Yield Index Series 34 5.000%, 06/20/2025	6/20/2025	5.000%		3.823%		18,400,000	Quarterly	897,884	(1,266,840)	2,164,724
CDX North America HIgh Yield Index Series 35 5.000%, 12/20/2025	12/20/2025	5.000%		4.094%		58,540,000	Quarterly	2,398,618	2,429,410	(30,792)
Cie de Saint-Gobain 0.875%, 09/21/2023	12/20/2025	1.000%		0.522%	EUR	1,600,000	Quarterly	46,973	57,207	(10,234)
Clariant AG 1.125%, 04/15/2026	12/20/2025	1.000%		0.785%		5,800,000	Quarterly	75,688	122,412	(46,724)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Conagra Brands, Inc. 7.000%, 10/01/2028	12/20/2025	1.000%	0.478%	$	4,900,000	Quarterly	$131,577	$147,808	$(16,231)
Continental AG 0.375%, 06/27/2025	12/20/2025	1.000%	0.903%	EUR	2,000,000	Quarterly	11,670	10,875	795
CSC Holdings LLC 10.875%, 10/15/2025	12/20/2025	5.000%	1.857%	$	1,250,000	Quarterly	190,557	207,601	(17,044)
CSC Holdings LLC 5.375%, 02/01/2028	12/20/2025	5.000%	1.857%		600,000	Quarterly	91,467	90,125	1,342
Daimler AG 1.400%, 01/12/2024	12/20/2025	1.000%	0.746%	EUR	5,900,000	Quarterly	91,131	136,432	(45,301)
Dell, Inc. 7.100%, 04/15/2028	12/20/2025	1.000%	2.559%	$	4,050,000	Quarterly	(297,169)	(220,941)	(76,228)
Deutsche Bank AG 0.020%, 12/07/2020	12/20/2025	1.000%	1.408%	EUR	6,100,000	Quarterly	(147,233)	(152,658)	5,425
DISH DBS Corp. 6.750%, 06/01/2021	6/20/2025	5.000%	4.142%	$	7,000,000	Quarterly	242,728	(168,616)	411,344
Dow Chemical Co. (The) 7.375%, 11/01/2029	12/20/2025	1.000%	0.751%		2,150,000	Quarterly	27,191	23,165	4,026
DR Horton, Inc. 4.750%, 02/15/2023	12/20/2025	1.000%	0.386%		6,250,000	Quarterly	198,323	224,229	(25,906)
Enel SpA 5.250%, 05/20/2024	12/20/2025	1.000%	0.666%	EUR	5,800,000	Quarterly	118,134	137,076	(18,942)
Expedia Group, Inc. 4.500%, 08/15/2024	12/20/2025	1.000%	2.253%	$	7,400,000	Quarterly	(442,146)	(348,601)	(93,545)
Experian Finance Plc 3.500%, 10/15/2021	12/20/2025	1.000%	0.242%	EUR	5,300,000	Quarterly	249,786	268,622	(18,836)
Fiat Chrysler Automobiles N.V. 5.250%, 04/15/2023	12/20/2025	5.000%	1.838%		3,650,000	Quarterly	669,636	673,328	(3,692)
Freeport-McMoRan, Inc. 3.550%, 03/01/2022	12/20/2025	1.000%	1.632%	$	6,750,000	Quarterly	(208,806)	(94,664)	(114,142)
General Motors Co. 4.875%, 10/02/2023	12/20/2025	5.000%	1.509%		3,600,000	Quarterly	618,510	649,829	(31,319)
Glencore Finance Europe Ltd 1.875%, 09/13/2023	12/20/2025	5.000%	1.772%	EUR	4,300,000	Quarterly	807,732	822,967	(15,235)
Goldman Sachs Group, Inc. (The) 2.908%, 06/05/2023	12/20/2025	1.000%	0.679%	$	6,850,000	Quarterly	112,104	127,354	(15,250)
Halliburton Co. 8.750%, 02/15/2021	12/20/2025	1.000%	1.376%		2,850,000	Quarterly	(53,088)	(3,616)	(49,472)
Halliburton Co. 2.920%, 03/01/2030	12/20/2025	1.000%	1.376%		4,100,000	Quarterly	(76,372)	(30,857)	(45,515)
Hess Corp. 3.500%, 07/15/2024	12/20/2025	1.000%	1.968%		6,000,000	Quarterly	(280,186)	(203,420)	(76,766)
Howmet Aerospace, Inc. 5.125%, 10/01/2024	12/20/2025	1.000%	2.595%		5,000,000	Quarterly	(374,832)	(276,995)	(97,837)
Iberdrola International B.V. 2.875%, 11/11/2020	12/20/2025	1.000%	0.394%	EUR	1,500,000	Quarterly	56,206	59,815	(3,609)
International Paper Co. 3.000%, 02/15/2027	12/20/2025	1.000%	0.426%	$	4,200,000	Quarterly	124,464	127,938	(3,474)
Intesa Sanpaolo SpA 1.750%, 03/20/2028	12/20/2025	1.000%	0.894%	EUR	900,000	Quarterly	5,744	13,371	(7,627)
Koninklijke KPN N.V. 5.625%, 09/30/2024	12/20/2025	1.000%	0.665%		5,900,000	Quarterly	120,691	142,221	(21,530)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Kraft Heinz Foods Co. 6.375%, 07/15/2028	12/20/2025	1.000%	1.125%	$	5,900,000	Quarterly	$(36,940)	$17,969	$(54,909)
L Brands, Inc. 5.625%, 10/15/2023	12/20/2025	1.000%	3.873%		6,100,000	Quarterly	(780,666)	(743,375)	(37,291)
LafargeHolcim Ltd 3.000%, 11/22/2022	12/20/2025	1.000%	0.779%	EUR	5,850,000	Quarterly	78,645	121,624	(42,979)
LANXESS AG 0.250%, 10/07/2021	12/20/2025	1.000%	0.625%		1,850,000	Quarterly	42,398	37,050	5,348
Lennar Corp. 4.750%, 04/01/2021	12/20/2025	5.000%	1.031%	$	5,850,000	Quarterly	1,166,748	1,201,222	(34,474)
Marriott International, Inc. 2.300%, 01/15/2022	12/20/2025	1.000%	1.660%		5,100,000	Quarterly	(164,588)	(96,267)	(68,321)
MBIA, Inc. 6.625%, 10/01/2028	12/20/2025	5.000%	6.675%		6,900,000	Quarterly	(459,337)	188,249	(647,586)
McDonald’s Corp. 3.500%, 07/01/2027	12/20/2025	1.000%	0.276%		4,350,000	Quarterly	163,583	176,581	(12,998)
MDC Holdings, Inc. 5.500%, 01/15/2024	12/20/2025	1.000%	0.908%		1,750,000	Quarterly	8,184	17,883	(9,699)
Meritor, Inc. 6.250%, 02/15/2024	12/20/2025	5.000%	2.439%		4,950,000	Quarterly	599,840	712,786	(112,946)
MGM Resorts International 5.750%, 06/15/2025	12/20/2025	5.000%	3.213%		1,000,000	Quarterly	81,854	81,065	789
Michelin Luxembourg SCS 1.125%, 05/28/2022	12/20/2025	1.000%	0.392%	EUR	4,200,000	Quarterly	157,710	182,757	(25,047)
Mondelez International, Inc. 4.000%, 02/01/2024	12/20/2025	1.000%	0.390%	$	1,850,000	Quarterly	58,286	62,477	(4,191)
Motorola Solutions, Inc. 7.500%, 05/15/2025	12/20/2025	1.000%	0.428%		5,100,000	Quarterly	150,425	169,976	(19,551)
Newell Brands, Inc. 4.350%, 04/01/2023	12/20/2025	1.000%	1.491%		3,100,000	Quarterly	(74,953)	(60,079)	(14,874)
Next Group Plc 5.375%, 10/26/2021	12/20/2025	1.000%	1.493%	EUR	6,000,000	Quarterly	(174,113)	(133,571)	(40,542)
Ovintiv, Inc. 3.900%, 11/15/2021	12/20/2025	1.000%	4.981%	$	4,950,000	Quarterly	(838,609)	(544,500)	(294,109)
Peugeot S.A. 2.375%, 04/14/2023	12/20/2025	5.000%	1.577%	EUR	5,050,000	Quarterly	1,014,514	1,040,834	(26,320)
PulteGroup, Inc. 7.875%, 06/15/2032	12/20/2025	5.000%	0.900%	$	950,000	Quarterly	196,836	198,696	(1,860)
Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, 06/01/2023	12/20/2025	5.000%	5.283%		300,000	Quarterly	(3,569)	3,906	(7,475)
Rentokil Initial Plc 3.250%, 10/07/2021	12/20/2025	1.000%	0.596%	EUR	950,000	Quarterly	23,534	23,229	305
Royal Caribbean Cruises Ltd 5.250%, 11/15/2022	12/20/2025	5.000%	11.534%	$	550,000	Quarterly	(118,704)	(132,000)	13,296
Sherwin-Williams Co. (The) 7.375%, 02/01/2027	12/20/2025	1.000%	0.458%		6,800,000	Quarterly	189,880	223,158	(33,278)
Southwest Airlines Co. 2.650%, 11/05/2020	12/20/2025	1.000%	1.560%		4,600,000	Quarterly	(126,507)	(121,423)	(5,084)
Stora Enso Oyj 2.125%, 06/16/2023	12/20/2025	5.000%	0.819%	EUR	4,800,000	Quarterly	1,217,409	1,301,879	(84,470)

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3) (Continued)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2020	Notional Amount(4)		Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Sell Protection (Continued)
Sudzucker International Finance B.V. 1.250%, 11/29/2023	12/20/2025	1.000%	0.807%	EUR	5,900,000	Quarterly	$68,994	$69,243	$(249)
Teck Resources Ltd 6.125%, 10/01/2035	12/20/2025	5.000%	1.179%	$	1,900,000	Quarterly	362,497	364,584	(2,087)
Telecom Italia SpA 3.625%, 01/19/2024	12/20/2025	1.000%	1.883%	EUR	6,650,000	Quarterly	(339,957)	(272,594)	(67,363)
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/2022	12/20/2025	1.000%	0.780%		5,900,000	Quarterly	78,993	134,978	(55,985)
Tesco Plc 6.125%, 02/24/2022	12/20/2025	1.000%	0.772%		5,800,000	Quarterly	80,541	115,305	(34,764)
Teva Pharmaceutical Finance Co. B.V. 3.650%, 11/10/2021	6/20/2025	1.000%	4.836%	$	5,450,000	Quarterly	(825,600)	(763,000)	(62,600)
Toll Brothers Finance Corp. 4.375%, 04/15/2023	12/20/2025	1.000%	1.234%		4,500,000	Quarterly	(52,379)	(17,093)	(35,286)
UBS Group AG 3.491%, 05/23/2023	12/20/2025	1.000%	0.486%	EUR	2,550,000	Quarterly	80,654	78,053	2,601
United Rentals North America, Inc. 4.875%, 01/15/2028	12/20/2025	5.000%	1.192%	$	1,000,000	Quarterly	190,038	208,186	(18,148)
United States Steel Corp. 6.650%, 06/01/2037	12/20/2025	5.000%	13.632%		3,150,000	Quarterly	(832,702)	(740,250)	(92,452)
Valeo S.A. 3.250%, 01/22/2024	12/20/2025	1.000%	1.766%	EUR	6,150,000	Quarterly	(274,294)	(191,814)	(82,480)
Verizon Communications, Inc. 4.125%, 03/16/2027	12/20/2025	1.000%	0.569%	$	6,900,000	Quarterly	152,507	164,321	(11,814)
Vivendi S.A. 0.750%, 05/26/2021	12/20/2025	1.000%	0.464%	EUR	4,150,000	Quarterly	137,128	142,729	(5,601)
Volkswagen International Finance N.V. 0.500%, 03/30/2021	12/20/2025	1.000%	1.042%		5,900,000	Quarterly	(14,994)	27,154	(42,148)
Volvo Treasury AB 0.046%, 02/08/2021	12/20/2025	1.000%	0.486%		1,950,000	Quarterly	61,681	68,780	(7,099)
Williams Cos., Inc. (The) 4.550%, 06/24/2024	12/20/2025	1.000%	0.936%	$	2,800,000	Quarterly	9,079	32,746	(23,667)
Yum! Brands, Inc. 3.875%, 11/01/2020	12/20/2025	1.000%	1.197%		3,000,000	Quarterly	(29,426)	15,277	(44,703)

Total Sell Protection							$9,545,668	$10,647,694	$(1,102,026)

Total							$7,683,969	$16,295,486	$(8,611,517)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 34, and CDX North America High Yield Index Series 35.

(4)	Notional amounts are denominated in foreign currency where indicated.

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Description	Maturity Date	Counterparty	Fixed Deal (Pay) Rate		Implied Credit Spread at September 30, 2020	Notional Amount(1)			Periodic Payment Frequency	Fair Value	Upfront Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Buy Protection
Mexico Government International Bond 4.150%, 03/28/2027	12/20/2025	Barclays Bank Plc	(1.000%	)	1.499%	$		(5,710,000)	Quarterly	$142,725	$89,916	$52,809
Hapag-Lloyd AG 5.125%, 07/15/2024	12/20/2025	JPMorgan Chase Bank N.A.	(5.000%	)	3.939%		EUR	(350,000)	Quarterly	(19,715)	(18,529)	(1,186)
China Government International Bond 7.500%, 10/28/2027	12/20/2025	Morgan Stanley & Co.	(1.000%	)	0.498%	$		(5,600,000)	Quarterly	(145,932)	(168,741)	22,809
Enel SpA 5.250%, 05/20/2024	12/20/2023	Morgan Stanley & Co.	(1.000%	)	0.397%		EUR	(1,660,000)	Quarterly	(38,390)	11,424	(49,814)

Total Buy Protection										$(61,312)	$(85,930)	$24,618

Sell Protection
ADLER Real Estate AG 1.500%, 12/06/2021	12/20/2025	JPMorgan Chase Bank N.A.	5.000%		3.151%		EUR	3,300,000	Quarterly	$334,787	$496,423	$(161,636)
Altice Finco S.A. 4.750%, 01/15/2028	12/20/2025	JPMorgan Chase Bank N.A.	5.000%		4.679%			5,500,000	Quarterly	90,983	250,055	(159,072)
Crown European Holdings S.A. 3.375%, 05/15/2025	12/20/2025	JPMorgan Chase Bank N.A.	5.000%		1.505%			550,000	Quarterly	113,165	112,660	505
EDP Finance B.V. 1.875%, 09/29/2023	12/20/2025	JPMorgan Chase Bank N.A.	1.000%		0.599%			5,850,000	Quarterly	143,681	169,464	(25,783)
Intrum AB 3.125%, 07/15/2024	12/20/2025	JPMorgan Chase Bank N.A.	5.000%		4.958%			1,950,000	Quarterly	4,149	72,570	(68,421)
Netflix, Inc. 4.875%, 06/15/2030	12/20/2025	JPMorgan Chase Bank N.A.	5.000%		1.292%	$		5,800,000	Quarterly	1,068,648	1,138,257	(69,609)
Premier Foods Finance Plc 5.082%, 07/15/2022	12/20/2025	JPMorgan Chase Bank N.A.	5.000%		1.857%		EUR	2,100,000	Quarterly	382,687	459,625	(76,938)

Total Sell Protection										$2,138,100	$2,699,054	$(560,954)

Total										$2,076,788	$2,613,124	$(536,336)

(1)	Notional amounts are denominated in foreign currency where indicated.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Apreciation
Morgan Stanley USD	4/30/2021	Goldman Sachs & Co.	Receives	1 Month USD LIBOR - 0.400%	$18,465,639	Monthly	$—	$—	$—
iBoxx USD Liquid High Yield Index USD	12/21/2020	JPMorgan Chase Bank N.A.	Receives	3 Month USD LIBOR + 0.000%	140,000,001	Quarterly	1,132,895	—	1,132,895

PartnerSelect Alternative Strategies Fund

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)(Continued)

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS (Continued)

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Apreciation
Analog Devices, Inc. USD	8/31/2021	Morgan Stanley & Co.	Receives	FEDL01-0.400%	$1,543,887	Monthly	$—	$—	$—
AON Plc USD	3/31/2021	Morgan Stanley & Co.	Receives	FEDL01- 0.400%	8,108,003	Monthly	—	—	—
Chevron Corp. USD	7/31/2021	Morgan Stanley & Co.	Receives	FEDL01- 0.400%	7,178,616	Monthly	—	—	—

Total							$1,132,895	$—	$1,132,895

PartnerSelect Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
COMMON STOCKS
Call
Abbvie, Inc.	Morgan Stanley & Co.	$100.00	10/16/2020	(2)	$(17,518)	$(8)	$(207)	$199
Accenture Plc	Morgan Stanley & Co.	250.00	10/16/2020	(1)	(22,599)	(10)	(282)	272
Activision Blizzard, Inc.	Morgan Stanley & Co.	90.00	10/16/2020	(2)	(16,190)	(40)	(341)	301
Aflac, Inc.	Morgan Stanley & Co.	40.00	10/16/2020	(1)	(3,635)	(8)	(49)	41
Allstate Corp. (The)	Morgan Stanley & Co.	100.00	10/16/2020	(3)	(28,242)	(81)	(331)	250
Altria Group, Inc.	Morgan Stanley & Co.	45.00	10/16/2020	(4)	(15,456)	(16)	(255)	239
American Tower Corp.	Morgan Stanley & Co.	260.00	10/16/2020	(1)	(24,173)	(50)	(407)	357
Amgen, Inc.	Morgan Stanley & Co.	245.00	10/16/2020	(1)	(25,416)	(1,092)	(1,112)	20
Anthem, Inc.	Morgan Stanley & Co.	300.00	10/16/2020	(1)	(26,859)	(20)	(287)	267
Applied Materials, Inc.	Morgan Stanley & Co.	70.00	10/16/2020	(4)	(23,780)	(20)	(463)	443
AT&T, Inc.	Morgan Stanley & Co.	31.00	10/16/2020	(8)	(22,808)	(24)	(278)	254
Best Buy Co., Inc.	Morgan Stanley & Co.	130.00	10/16/2020	(3)	(33,387)	(27)	(317)	290
Bristol-Myers Squibb Co.	Morgan Stanley & Co.	65.00	10/16/2020	(4)	(24,116)	(40)	(375)	335
Chevron Corp.	Morgan Stanley & Co.	97.50	10/16/2020	(4)	(28,800)	(8)	(267)	259
Cigna Corp.	Morgan Stanley & Co.	190.00	10/16/2020	(1)	(16,941)	(32)	(327)	295
Citigroup, Inc.	Morgan Stanley & Co.	55.00	10/16/2020	(3)	(12,933)	(12)	(407)	395
Comcast Corp.	Morgan Stanley & Co.	45.00	10/16/2020	(7)	(32,382)	(924)	(492)	(432)
CSX Corp.	Morgan Stanley & Co.	77.50	10/16/2020	(3)	(23,301)	(603)	(458)	(145)
DR Horton, Inc.	Morgan Stanley & Co.	82.50	10/16/2020	(3)	(22,689)	(132)	(428)	296
Ebay, Inc.	Morgan Stanley & Co.	65.00	10/16/2020	(5)	(26,050)	(25)	(414)	389
Eli Lilly & Co.	Morgan Stanley & Co.	160.00	10/16/2020	(1)	(14,802)	(30)	(222)	192
Enterprise Products Partners L.P.	Morgan Stanley & Co.	20.00	10/16/2020	(16)	(25,264)	(56)	(235)	179
Fidelity National Information	Morgan Stanley & Co.	150.00	10/16/2020	(2)	(29,442)	(450)	(453)	3
Fox Corp.	Morgan Stanley & Co.	30.00	10/16/2020	(1)	(2,783)	(21)	(34)	13
HP, Inc.	Morgan Stanley & Co.	20.00	10/16/2020	(10)	(18,990)	(210)	(577)	367
Johnson & Johnson	Morgan Stanley & Co.	160.00	10/16/2020	(1)	(14,888)	(22)	(131)	109
Kimberly-Clark Corp.	Morgan Stanley & Co.	165.00	10/16/2020	(2)	(29,532)	(20)	(225)	205
Kroger Co. (The)	Morgan Stanley & Co.	39.00	10/16/2020	(8)	(27,128)	(16)	(414)	398
Lowe’s Cos., Inc.	Morgan Stanley & Co.	175.00	10/16/2020	(1)	(16,586)	(105)	(297)	192
Merck & Co., Inc.	Morgan Stanley & Co.	90.00	10/16/2020	(3)	(24,885)	(18)	(260)	242

PartnerSelect Alternative Strategies Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2020 (Unaudited) (Continued)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
Metlife, Inc.	Morgan Stanley & Co.	$42.50	10/16/2020	(7)	$(26,019)	$(28)	$(322)	$294
Microsoft Corp.	Morgan Stanley & Co.	230.00	10/16/2020	(1)	(21,033)	(42)	(427)	385
Newmont Corp.	Morgan Stanley & Co.	75.00	10/16/2020	(3)	(19,035)	(30)	(235)	205
Nexstar Media Group, Inc.	Morgan Stanley & Co.	105.00	10/16/2020	(2)	(17,986)	(30)	(336)	306
Nortonlifelock, Inc.	Morgan Stanley & Co.	25.00	10/16/2020	(10)	(20,840)	(40)	(627)	587
Oracle Corp.	Morgan Stanley & Co.	60.00	10/16/2020	(4)	(23,880)	(460)	(381)	(79)
Philip Morris International, Inc.	Morgan Stanley & Co.	82.50	10/16/2020	(3)	(22,497)	(15)	(284)	269
Procter & Gamble Co. (The)	Morgan Stanley & Co.	145.00	10/16/2020	(3)	(41,697)	(120)	(314)	194
Progressive Corp. (The)	Morgan Stanley & Co.	95.00	10/16/2020	(3)	(28,401)	(645)	(650)	5
Pultegroup, Inc.	Morgan Stanley & Co.	50.00	10/16/2020	(5)	(23,145)	(210)	(714)	504
Qualcomm, Inc.	Morgan Stanley & Co.	125.00	10/16/2020	(2)	(23,536)	(200)	(477)	277
Texas Instruments, Inc.	Morgan Stanley & Co.	150.00	10/16/2020	(1)	(14,279)	(106)	(215)	109
Truist Financial Corp.	Morgan Stanley & Co.	42.50	10/16/2020	(6)	(22,830)	(60)	(461)	401
Union Pacific Corp.	Morgan Stanley & Co.	200.00	10/16/2020	(1)	(19,687)	(295)	(403)	108
United Parcel Service, Inc.	Morgan Stanley & Co.	170.00	10/16/2020	(1)	(16,663)	(270)	(225)	(45)
Walmart, Inc.	Morgan Stanley & Co.	140.00	10/16/2020	(2)	(27,982)	(546)	(241)	(305)
Williams Cos., Inc. (The)	Morgan Stanley & Co.	23.00	10/16/2020	(9)	(17,685)	(54)	(229)	175
Yum! Brands, Inc.	Morgan Stanley & Co.	100.00	10/16/2020	(1)	(9,130)	(10)	(178)	168

Total Written Options						$(7,281)	$(17,064)	$9,783

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)

Shares		Value
COMMON STOCKS: 11.5%
Consumer Staples: 0.0%
648	Moran Foods LLC	$0

Energy: 1.6%
36,777	Energy Transfer L.P.	199,331
20,187	Enterprise Products Partners L.P.	318,753
21,165	Kinder Morgan, Inc.	260,964
9,000	ONEOK, Inc.	233,820
16,443	Williams Cos., Inc. (The)	323,105

		1,335,973

Financials: 9.9%
63,699	Ares Capital Corp.	888,601
83,175	Barings BDC, Inc.	665,400
61,733	BlackRock Capital Investment Corp.	150,628
40,873	Capital Southwest Corp.	574,266
7,534	Ellington Financial, Inc.	92,367
34,645	FS KKR Capital Corp. II	509,628
69,820	Golub Capital BDC, Inc.	924,417
19,267	Granite Point Mortgage Trust, Inc.	136,603
31,085	New Residential Investment Corp.	247,126
133,156	Oaktree Specialty Lending Corp.	644,475
79,611	Oaktree Strategic Income Corp.	518,268
27,442	Ready Capital Corp.	307,350
10,312	Saratoga Investment Corp.	173,138
43,347	Solar Capital Ltd.	687,050
8,800	Starwood Property Trust, Inc.	132,792
25,016	Stellus Capital Investment Corp.	217,639
22,113	TPG RE Finance Trust, Inc.	187,076
50,789	TriplePoint Venture Growth BDC Corp. - Class B	560,711
54,892	WhiteHorse Finance, Inc.	537,393

		8,154,928

TOTAL COMMON STOCKS (Cost $9,893,716)		9,490,901

PREFERRED STOCKS: 1.2%
Financials: 0.9%
	American Financial Group, Inc.
2,000	4.500%, 09/15/2060	54,460
	Federal Agricultural Mortgage Corp.
2,000	5.750%, 07/17/2025(a)	54,120
	First Republic Bank
2,400	4.125%, 10/30/2025(a)	60,960
	Investcorp Credit Management BDC, Inc.
2,277	6.125%, 07/01/2023	50,094
	Prudential Financial, Inc.
4,400	4.125%, 09/01/2060	111,980
	Trinity Capital, Inc.
17,000	7.000%, 01/16/2025(b)	405,875
	W R Berkley Corp.
1,600	4.250%, 09/30/2060	41,680

		779,169

Shares		Value
Real Estate: 0.3%
	Public Storage
6,000	4.625%, 06/17/2025(a)	$161,520
	Public Storage
2,400	4.125%, 08/14/2025(a)	62,232

		223,752

TOTAL PREFERRED STOCKS (Cost $1,002,099)		1,002,921

CLOSED-END FUNDS: 0.6%
2,859	Ares Dynamic Credit Allocation Fund, Inc.	36,252
16,320	BlackRock Corporate High Yield Fund, Inc.	174,298
5,273	BlackRock Credit Allocation Income Trust	74,982
2,224	BlackRock Debt Strategies Fund, Inc.	22,107
5,733	Blackstone / GSO Strategic Credit Fund	70,057
4,482	Eaton Vance Ltd. Duration Income Fund	50,691
3,370	Guggenheim Strategic Opportunities Fund	59,312
2,302	Western Asset High Income Opportunity Fund, Inc.	11,280

TOTAL CLOSED-END FUNDS (Cost $400,988)		498,979

EXCHANGE-TRADED FUND: 0.3%
1,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	229,007

TOTAL EXCHANGE-TRADED FUND (Cost $234,174)		229,007

Principal Amount^
ASSET-BACKED SECURITIES: 20.5%
	AASET Trust
$241,088	Series 2019-2-B 4.458%, 10/16/2039(b)	183,321
244,877	Series 2020-1A-B 4.335%, 01/16/2040(b)	177,025
	AASET US Ltd.
217,386	Series 2018-2A-A 4.454%, 11/18/2038(b)	203,271
	Adams Outdoor Advertising L.P.
385,935	Series 2018-1-A 4.810%, 11/15/2048(b)	402,256
	AIM Aviation Finance Ltd.
157,571	Series 2015-1A-A1 4.213%, 02/15/2040(b)(c)	134,085
	Atlas Senior Loan Fund Ltd.
350,000	Series 2018-9A-C 2.072%, 04/20/2028(b)(d) 3 mo. USD LIBOR + 1.800%	331,537
	CARS-DB4 L.P.
220,000	Series 2020-1A-B1 4.170%, 02/15/2050(b)	226,821
100,000	Series 2020-1A-B3 4.950%, 02/15/2050(b)	103,451

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	Castlelake Aircraft Securitization Trust
$196,396	Series 2018-1-A 4.125%, 06/15/2043(b)	$186,295
	CFG Investments Ltd.
400,000	Series 2019-1-B 7.620%, 08/15/2029(b)	394,360
	Drug Royalty III L.P.
334,810	Series 2018-1A-A1 1.875%, 10/15/2031(b)(d) 3 mo. USD LIBOR + 1.600%	329,897
	Dryden 86 CLO Ltd.
280,000	Series 2020-86A-D 4.484%, 07/17/2030(b)(d) 3 mo. USD LIBOR + 4.250%	281,049
	Elm Trust
300,000	Series 2018-2A-A2 4.605%, 10/20/2027(b)	300,104
100,000	Series 2018-2A-B 5.584%, 10/20/2027(b)	99,541
	Falcon Aerospace Ltd.
349,685	Series 2017-1-B 6.300%, 02/15/2042(b)	267,114
	Firstkey Revolving Trust
245,205	5.470%, 07/31/2023	247,412
	FREED ABS Trust
400,000	Series 2018-2-B 4.610%, 10/20/2025(b)	401,426
	GAIA Aviation Ltd.
184,472	Series 2019-1-A 3.967%, 12/15/2044(b)(c)	164,212
	Global SC Finance II SRL
230,000	Series 2014-1A-A1 3.190%, 07/17/2029(b)	234,083
	GoldentTree Loan Management US CLO 1 Ltd.
250,000	Series 2017-1A-CR 2.122%, 04/20/2029(b)(d) 3 mo. USD LIBOR + 1.850%	248,513
	GSAMP Trust
272,626	Series 2007-NC1-A1 0.278%, 12/25/2046(d) 1 mo. USD LIBOR + 0.130%	178,358
	Hercules Capital Funding Trust
400,000	Series 2018-1A-A 4.605%, 11/22/2027(b)	404,019
100,000	Series 2019-1A-A 4.703%, 02/20/2028(b)	101,045
	Highbridge Loan Management Ltd.
500,000	Series 7A-2015-BR 1.460%, 03/15/2027(b)(d) 3 mo. USD LIBOR + 1.180%	491,800
	Hull Street CLO Ltd.
300,000	Series 2014-1A-CR 2.972%, 10/18/2026(b)(d) 3 mo. USD LIBOR + 2.700%	293,206
	InSite Issuer LLC
480,000	Series 2018-1A-C 6.115%, 12/15/2048(b)	519,395
	JOL Air Ltd.
223,666	Series 2019-1-A 3.967%, 04/15/2044(b)	212,753

Principal Amount^		Value
	Lake Shore MM CLO III LLC
$250,000	Series 2020-1A-B 0.000%, 10/15/2029(b)(d)(e) 3 mo. USD LIBOR + 3.200%	$250,000
	LoanCore Issuer Ltd.
250,000	Series 2018-CRE1-AS 1.652%, 05/15/2028(b)(d) 1 mo. USD LIBOR + 1.500%	248,553
100,000	Series 2019-CRE2-AS 1.652%, 05/15/2036(b)(d) 1 mo. USD LIBOR + 1.500%	97,916
	Marathon CLO V Ltd.
500,000	Series 2013-5A-A2R 1.697%, 11/21/2027(b)(d) 3 mo. USD LIBOR + 1.450%	480,023
252,216	Series 2013-5A-BR 2.097%, 11/21/2027(b)(d) 3 mo. USD LIBOR + 1.850%	235,725
	Marathon CRE Ltd.
100,000	Series 2018-FL1-C 2.751%, 06/15/2028(b)(d) 1 mo. USD LIBOR + 2.600%	95,293
	MidOcean Credit CLO VII
500,000	Series 2017-7A-CR 2.475%, 07/15/2029(b)(d) 3 mo. USD LIBOR + 2.200%	477,223
	Monroe Capital CLO Ltd.
250,000	Series 2014-1A-CR 2.658%, 10/22/2026(b)(d) 1 mo. USD LIBOR + 2.400%	240,149
	Morgan Stanley ABS Capital I, Inc. Trust
329,994	Series 2006-HE8-A2D 0.368%, 10/25/2036(d) 1 mo. USD LIBOR + 0.220%	207,151
395,789	Series 2007-HE4-A2C 0.378%, 02/25/2037(d) 1 mo. USD LIBOR + 0.230%	175,029
	Morgan Stanley IXIS Real Estate Capital Trust
403,186	Series 2006-2-A4 0.368%, 11/25/2036(d) 1 mo. USD LIBOR + 0.220%	199,593
	NADG NNN Operating L.P.
159,400	Series 2019-1-A 3.368%, 12/28/2049(b)	164,338
	Nassau CFO LLC
222,460	Series 2019-1-A 3.980%, 08/15/2034(b)	226,423
	Neuberger Berman Loan Advisers CLO 36 Ltd.
250,000	Series 2020-36A-C 3.525%, 04/20/2033(b)(d) 3 mo. USD LIBOR + 2.350%	250,199
	New Residential Advance Receivables Trust
300,000	Series 2019-T4-DT4 2.804%, 10/15/2051(b)	300,321
	NewStar Clarendon Fund CLO LLC
250,000	Series 2014-1A-BR 2.295%, 01/25/2027(b)(d) 3 mo. USD LIBOR + 2.050%	245,463

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
ASSET-BACKED SECURITIES (CONTINUED)
	NewStar Clarendon Fund CLO LLC (Continued)
$300,000	Series 2014-1A-CR 3.295%, 01/25/2027(b)(d) 3 mo. USD LIBOR + 3.050%	$292,610
	Newtek Small Business Loan Trust
154,934	Series 2018-1-A 1.848%, 02/25/2044(b)(d) 1 mo. USD LIBOR + 1.700%	151,304
70,425	Series 2018-1-B 3.148%, 02/25/2044(b)(d) 1 mo. USD LIBOR + 3.000%	64,156
	Oportun Funding X LLC
400,000	Series 2018-C-B 4.590%, 10/08/2024(b)	402,984
	Oxford Finance Funding LLC
260,000	Series 2019-1A-A2 4.459%, 02/15/2027(b)	269,154
430,000	Series 2020-1A-B 4.037%, 02/15/2028(b)	432,416
	Raspro Trust
443,606	Series 2005-1A-B 2.891%, 03/23/2024(b)(d) 3 mo. USD LIBOR + 0.925%	423,410
	ReadyCap Lending Small Business Loan Trust
182,266	Series 2019-2-A 2.750%, 12/27/2044(b)(d) 3 mo. PRIME-0.500%	170,282
	Regional Management Issuance Trust
480,000	Series 2018-2-B 4.940%, 01/18/2028(b)	488,360
	Republic FInance Issuance Trust
240,000	Series 2019-A-A 3.430%, 11/22/2027(b)	244,142
	Saganaw Insurance Recievables LLC
132,800	Series 2019-1A-A 5.125%, 12/01/2023(b)	134,329
	Sapphire Aviation Finance I Ltd.
174,377	Series 2018-1A-A 4.250%, 03/15/2040(b)	162,622
	Sapphire Aviation Finance II Ltd.
233,783	Series 2020-1A-B 4.335%, 03/15/2040(b)	162,905
	Secured Tenant Site Contract Revenue Notes
120,022	Series 2018-1A-C 3.970%, 06/15/2048(b)	123,197
	SPS Servicer Advance Receivables Trust
150,000	Series 2019-T1-DT1 2.630%, 10/15/2051(b)	150,165
	Stack Infrastructure Issuer LLC
452,717	Series 2019-1A-A2 4.540%, 02/25/2044(b)	489,021
	Sunbird Engine Finance LLC
248,274	Series 2020-1A-B 4.703%, 02/15/2045(b)	173,759
	TPG Real Estate Finance Issuer Ltd.
470,000	Series 2018-FL2-A 1.281%, 11/15/2037(b)(d) 1 mo. USD LIBOR + 1.130%	466,431

Principal Amount^		Value
	VB-S1 Issuer LLC
$100,000	Series 2020-1A-D 4.090%, 06/15/2050(b)	$103,956
150,000	Series 2020-1A-F 6.657%, 06/15/2050(b)	158,357
	Venture XIII CLO Ltd.
250,000	Series 2013-13A-SUB 0.000%, 09/10/2029(b)(f)	60,423
	Wachovia Asset Securitization Issuance II LLC Trust
251,796	Series 2007-HE2A-A 0.302%, 07/25/2037(b)(d) 1 mo. USD LIBOR + 0.130%	225,411
	Wingstop Funding LLC
99,000	Series 2018-1-A2 4.970%, 12/05/2048(b)	102,026
	WRG Debt Funding IV LLC
400,000	Series 2020-1-B 6.535%, 07/15/2028(b)	401,249

TOTAL ASSET-BACKED SECURITIES (Cost $17,323,708)		16,862,417

BANK LOANS: 14.0%
	Accuride Corp.
49,107	6.250%, 11/17/2023(d) 3 mo. LIBOR + 5.250%	38,549
	Allen Media LLC
527,266	5.720%, 02/10/2027(d) 3 mo. LIBOR + 5.500%	512,685
	Alpha 3 B.V.
49,713	4.000%, 01/31/2024(d) 3 mo. LIBOR + 3.000%	49,071
	Alterra Mountain Co.
99,500	5.500%, 08/01/2026(d) 1 mo. LIBOR + 4.500%	98,754
	Amerilife Holdings LLC
5,320	4.155%, 03/18/2027(d) 1 mo. LIBOR + 4.000%	5,267
52,789	4.155%, 03/18/2027(d) 1 mo. LIBOR + 4.000%	52,261
	Anchor Packaging, Inc.
99,346	3.897%, 07/18/2026(d) 1 mo. LIBOR + 3.750%	98,229
	API Technologies Corp.
98,750	4.397%, 05/09/2026(d) 1 mo. LIBOR + 4.250%	90,850
	Arctic Glacier U.S.A., Inc.
100,000	4.500%, 03/20/2024(d) 3 mo. LIBOR + 3.500%	86,525
	Aria Energy Operating LLC
291,853	5.500%, 05/27/2022(d) 1 mo. LIBOR + 4.500%	281,638
	Aston FinCo S.A.R.L.
99,500	4.401%, 10/09/2026(d) 1 mo. LIBOR + 4.250%	98,007
	BCP Renaissance Parent LLC
678,875	4.500%, 10/31/2024(d) 2 mo. LIBOR + 3.500%	632,416
	BCPE Empire Holdings, Inc.
12,998	4.147%, 06/11/2026(d) 1 mo. LIBOR + 4.000%	12,695
82,709	4.147%, 06/11/2026(d) 1 mo. LIBOR + 4.000%	80,779

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Berlin Packaging LLC
$ 99,491	3.161%-3.230%, 11/07/2025(d) 3 mo. LIBOR + 3.000%	$96,703
	BIFM CA Buyer, Inc.
99,496	3.756%, 06/01/2026(d) 3 mo. LIBOR + 3.500%	98,004
	Blue Ribbon LLC
10,000	5.000%, 11/15/2021(d) 3 mo. LIBOR + 4.000%	9,316
	Bombardier Recreational Products, Inc.
150,000	6.000%, 05/24/2027(d) 3 mo. LIBOR + 5.000%	151,938
	BWAY Holding Co.
58,282	3.523%, 04/03/2024(d) 3 mo. LIBOR + 3.250%	54,919
	Cast and Crew Payroll LLC
99,370	3.897%, 02/09/2026(d) 1 mo. LIBOR + 3.750%	95,370
	Castlelake Aircraft Securitization Trust
306,916	3.967%, 07/15/2042	276,354
	CD&R Hydra Buyer, Inc.
98,731	5.250%, 12/11/2024(d) 1 mo. LIBOR + 4.250%	94,300
	CenturyLink, Inc.
312,813	2.147%, 01/31/2025(d) 1 mo. LIBOR + 2.000%	304,471
	Charter NEX US, Inc.
49,872	3.397%, 05/16/2024(d) 1 mo. LIBOR + 3.250%	48,823
	CHG Healthcare Services, Inc.
99,486	4.000%, 06/07/2023(d) 6 mo. LIBOR + 3.000%	98,003
	Cologix, Inc.
100,000	4.750%, 03/20/2024(d) 1 mo. LIBOR + 3.750%	98,073
	Comet Acquisition, Inc.
98,250	3.470%, 10/24/2025(d) 3 mo. LIBOR + 3.250%	96,531
	CPM Holdings, Inc.
98,250	3.905%, 11/17/2025(d) 1 mo. LIBOR + 3.750%	92,539
	Cvent, Inc.
74,864	3.897%, 11/29/2024(d) 1 mo. LIBOR + 3.750%	68,046
	Deerfield Dakota Holding LLC
99,750	4.750%, 04/09/2027(d) 1 mo. LIBOR + 3.750%	99,376
	Diamond (BC) B.V.
97,985	3.261%, 09/06/2024(d) 1 mo. LIBOR + 3.000%	91,983
	Eastern Power LLC
655,346	4.750%, 10/02/2025(d) 1 mo. LIBOR + 3.750%	651,611
	Emerald TopCo, Inc.
99,000	3.761%, 07/24/2026(d) 3 mo. LIBOR + 3.500%	95,597
	EyeCare Partners LLC
80,676	3.897%, 02/18/2027(d) 1 mo. LIBOR + 3.750%	76,314

Principal Amount^		Value
	Frontera Generation Holdings LLC
$ 489,975	5.250%, 05/02/2025(d) 3 mo. LIBOR + 4.250%	$170,021
	GlobalFoundries, Inc.
98,750	5.000%, 06/05/2026(d) 3 mo. LIBOR + 4.750%	98,750
	GrafTech Finance, Inc.
82,493	4.500%, 02/12/2025(d) 1 mo. LIBOR + 3.500%	81,771
	Hamilton Projects Acquiror LLC
99,750	5.750%, 06/17/2027(d) 3 mo. LIBOR + 4.750%	99,688
	Helix Gen Funding LLC
555,907	4.750%, 06/03/2024(d) 1 mo. LIBOR + 3.750%	551,774
	IBC Capital Ltd.
80,094	3.983%, 09/11/2023(d) 3 mo. LIBOR + 3.750%	75,539
	Illuminate Buyer LLC
50,000	4.147%, 06/16/2027(d) 1 Week LIBOR + 4.000%	49,693
	Informatica LLC
99,500	3.397%, 02/25/2027(d) 1 mo. LIBOR + 3.250%	97,666
	Jefferies Finance LLC
99,246	3.438%, 06/03/2026(d) 1 mo. LIBOR + 3.250%	95,524
50,000	0.000%, 09/30/2027(g)	49,500
	JetBlue Airways Corp.
49,375	6.250%, 06/17/2024(d) 3 mo. LIBOR + 5.250%	49,097
	LTI Holdings, Inc.
98,000	3.647%, 09/06/2025(d) 1 mo. LIBOR + 3.500%	91,507
	Mileage Plus Holdings LLC
100,000	6.250%, 06/25/2027(d) 3 mo. LIBOR + 5.250%	101,799
	MMM Holdings, Inc.
750,750	6.750%, 12/24/2026(d) 3 mo. LIBOR + 5.750%	749,812
	Moran Foods LLC
10,659	8.000%, 04/01/2024(d) 3 mo. LIBOR + 7.000%	10,659
13,091	11.750%, 10/01/2024(d) 3 mo. LIBOR + 10.750%	11,913
	NFP Corp.
49,117	3.397%, 02/15/2027(d) 1 mo. LIBOR + 3.250%	47,296
	NorthRiver Midstream Finance L.P.
588,246	3.546%, 10/01/2025(d) 3 mo. LIBOR + 3.250%	570,919
	Packaging Coordinators Midco, Inc.
100,000	0.000%, 09/25/2027(g)	99,688
	Panther BF Aggregator 2 L.P.
777,473	3.647%, 04/30/2026(d) 1 mo. LIBOR + 3.500%	759,494
	Pelican Products, Inc.
49,746	4.500%, 05/01/2025(d) 3 mo. LIBOR + 3.500%	47,725
	Playpower, Inc.
95,846	5.720%, 05/08/2026(d) 1 mo. LIBOR + 5.500%	89,137

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
BANK LOANS (CONTINUED)
	Playtika Holding Corp.
$ 12,194	7.000%, 12/10/2024(d) 6 mo. LIBOR + 6.000%	$12,227
	PQ Corp.
49,875	4.000%, 02/07/2027(d) 3 mo. LIBOR + 3.000%	49,757
	RCP Vega,, Inc.
89,773	4.897%, 04/30/2026(d) 1 mo. LIBOR + 4.750%	84,892
	Samsonite International S.A.
149,625	4.646%-5.500%, 04/25/2025(d) 1 mo. LIBOR + 4.500%	146,445
	ScribeAmerica Intermediate Holdco LLC
48,995	4.651%, 04/03/2025(d) 1 mo. LIBOR + 4.500%	45,075
	Stericycle, Inc.
429,662	2.022%-2.023%, 11/17/2022(d) 1 mo. LIBOR + 1.875%	412,476
	Summit Midstream Partners Holdings LLC
15,341	7.000%, 05/13/2022(d) 3 mo. LIBOR + 6.000%	3,509
	Teneo Holdings LLC
49,500	6.250%, 07/11/2025(d) 1 mo. LIBOR + 5.250%	47,953
	Tibco Software, Inc.
99,750	3.900%, 06/30/2026(d) 1 mo. LIBOR + 3.750%	97,630
	Tivity Health, Inc.
715,650	5.397%, 03/06/2026(d) 1 mo. LIBOR + 5.250%	679,084
	TransDigm, Inc.
99,499	2.397%, 05/30/2025(d) 1 mo. LIBOR + 2.250%	94,251
	TVC Albany, Inc.
98,000	3.650%, 07/23/2025(d) 1 mo. LIBOR + 3.500%	94,447
	U.S. Foods, Inc.
148,125	4.250%, 04/21/2027(d) 3 mo. LIBOR + 3.250%	144,422
	UGI Energy Services LLC
237,000	3.897%, 08/13/2026(d) 1 mo. LIBOR + 3.750%	236,407
	USI, Inc.
50,000	4.500%, 12/02/2026(d) 3 mo. LIBOR + 4.000%	49,641
	Venture Global Calcasieu Pass LLC
100,000	0.000%, 08/19/2026(g)	91,750
	Vertical Midco GmbH
100,000	4.570%, 07/30/2027(d) 3 mo. LIBOR + 4.250%	99,357
	Xplornet Communications, Inc.
149,625	4.897%, 06/10/2027(d) 1 mo. LIBOR + 4.750%	147,381
	Yak Access LLC
100,000	10.223%, 07/10/2026(d) 3 mo. LIBOR + 10.000%	73,667
	Zayo Group Holdings, Inc.
99,500	3.147%, 03/09/2027(d) 1 mo. LIBOR + 3.000%	96,782

TOTAL BANK LOANS (Cost $11,994,870)		11,542,122

Principal Amount^		Value
CORPORATE BONDS: 28.9%
Basic Materials: 1.1%
	Alcoa Nederland Holding B.V.
$ 200,000	5.500%, 12/15/2027(b)	$208,690
	Arconic Corp.
100,000	6.000%, 05/15/2025(b)	106,980
	Carpenter Technology Corp.
75,000	6.375%, 07/15/2028	78,610
	Clearwater Paper Corp.
50,000	4.750%, 08/15/2028(b)	50,219
	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
50,000	9.000%, 07/01/2028(b)	53,812
	Kaiser Aluminum Corp.
50,000	6.500%, 05/01/2025(b)	51,696
	Minerals Technologies, Inc.
75,000	5.000%, 07/01/2028(b)	77,797
	Steel Dynamics, Inc.
10,000	3.250%, 01/15/2031	10,732
	United States Steel Corp.
140,000	12.000%, 06/01/2025(b)	149,240
	WR Grace & Co-Conn
75,000	4.875%, 06/15/2027(b)	77,593

		865,369

Communications: 2.9%
	Altice France S.A.
200,000	5.125%, 01/15/2029(b)	199,625
	CCO Holdings LLC / CCO Holdings Capital Corp.
125,000	4.250%, 02/01/2031(b)	129,814
	CSC Holdings LLC
200,000	4.625%, 12/01/2030(b)	201,777
	Expedia Group, Inc.
555,000	4.625%, 08/01/2027(b)	582,983
	Lamar Media Corp.
30,000	4.875%, 01/15/2029(b)	31,275
	Level 3 Financing, Inc.
200,000	4.250%, 07/01/2028(b)	203,264
	Match Group, Inc.
50,000	4.625%, 06/01/2028(b)	51,594
	QualityTech L.P. / QTS Finance Corp.
50,000	3.875%, 10/01/2028(b)(e)	50,455
	Radiate Holdco LLC / Radiate Finance, Inc.
100,000	4.500%, 09/15/2026(b)	100,354
	Sirius XM Radio, Inc.
80,000	4.125%, 07/01/2030(b)	81,600
	Switch Ltd.
100,000	3.750%, 09/15/2028(b)	101,250
	TEGNA, Inc.
260,000	5.000%, 09/15/2029(b)	256,994
	ViacomCBS, Inc.
127,000	4.950%, 01/15/2031(h)	153,085
60,000	4.950%, 05/19/2050	70,692
	Virgin Media Vendor Financing Notes IV DAC
200,000	5.000%, 07/15/2028(b)	199,700

		2,414,462

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Cyclical: 3.1%
	1011778 BC ULC / New Red Finance, Inc.
$ 100,000	4.000%, 10/15/2030(b)(e)	$101,021
	Air Canada Pass Through Trust
25,000	Series 2020-2-A 5.250%, 04/01/2029(b)	25,688
	Aramark Services, Inc.
100,000	6.375%, 05/01/2025(b)	104,292
5,000	5.000%, 02/01/2028(b)	5,046
	Boyd Gaming Corp.
25,000	8.625%, 06/01/2025(b)	27,438
	Boyne USA, Inc.
50,000	7.250%, 05/01/2025(b)	52,682
	CD&R Smokey Buyer, Inc.
25,000	6.750%, 07/15/2025(b)	26,406
	Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Corp.
50,000	5.500%, 05/01/2025(b)	51,562
	Choice Hotels International, Inc.
70,000	3.700%, 01/15/2031	73,796
	Clarios Global L.P. / Clarios US Finance Co.
10,000	8.500%, 05/15/2027(b)	10,342
	Delta Air Lines, Inc.
270,000	7.000%, 05/01/2025(b)(h)	296,876
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
335,000	4.750%, 10/20/2028(b)	348,321
	Hanesbrands, Inc.
25,000	5.375%, 05/15/2025(b)	26,406
	Hyatt Hotels Corp.
95,000	5.750%, 04/23/2030(h)	109,286
	JetBlue Pass Through Trust
70,000	Series 2020-1-A 4.000%, 11/15/2032	72,775
	Lithia Motors, Inc.
50,000	4.375%, 01/15/2031(b)	50,000
	Live Nation Entertainment, Inc.
100,000	6.500%, 05/15/2027(b)	108,052
	Marriott International, Inc.
50,000	5.750%, 05/01/2025	55,879
70,000	4.625%, 06/15/2030	75,139
50,000	3.500%, 10/15/2032	49,788
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
100,000	6.500%, 06/20/2027(b)	104,375
	Nordstrom, Inc.
160,000	4.375%, 04/01/2030	129,487
	Performance Food Group, Inc.
50,000	6.875%, 05/01/2025(b)	53,469
	Picasso Finance Sub, Inc.
98,000	6.125%, 06/15/2025(b)	105,702
	Powdr Corp.
25,000	6.000%, 08/01/2025(b)	25,656
	Six Flags Theme Parks, Inc.
55,000	7.000%, 07/01/2025(b)	58,609
	Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
25,000	5.750%, 03/01/2025	25,529

Principal Amount^		Value
Consumer, Cyclical (continued)
	Superior Plus L.P. / Superior General Partner, Inc.
$ 20,000	7.000%, 07/15/2026(b)	$21,421
	Walgreens Boots Alliance, Inc.
100,000	3.200%, 04/15/2030(h)	105,105
50,000	4.100%, 04/15/2050	50,174
	Whirlpool Corp.
10,000	4.600%, 05/15/2050	12,439
	Williams Scotsman International, Inc.
52,000	4.625%, 08/15/2028(b)	52,308
	WMG Acquisition Corp.
30,000	3.875%, 07/15/2030(b)	30,984
	Wolverine World Wide, Inc.
100,000	6.375%, 05/15/2025(b)	105,937

		2,551,990

Consumer, Non-cyclical: 2.6%
	Acadia Healthcare Co., Inc.
50,000	5.500%, 07/01/2028(b)	51,519
	AdaptHealth LLC
75,000	6.125%, 08/01/2028(b)	77,827
	Altria Group, Inc.
10,000	4.450%, 05/06/2050	11,185
	Avanos Medical, Inc.
32,000	6.250%, 10/15/2022	32,029
	Avantor Funding, Inc.
75,000	4.625%, 07/15/2028(b)	77,906
	Carriage Services, Inc.
10,000	6.625%, 06/01/2026(b)	10,486
	CVS Pass-Through Trust
149,852	5.926%, 01/10/2034(b)	173,584
	DaVita, Inc.
160,000	4.625%, 06/01/2030(b)	163,988
	Gartner, Inc.
75,000	4.500%, 07/01/2028(b)	78,937
	Jaguar Holding Co. II / Pharmaceutical Product Development LLC
75,000	4.625%, 06/15/2025(b)	77,372
	KeHE Distributors LLC / KeHE Finance Corp.
10,000	8.625%, 10/15/2026(b)	10,848
	Kraft Heinz Foods Co.
50,000	5.000%, 06/04/2042	54,831
80,000	4.375%, 06/01/2046	82,447
25,000	5.500%, 06/01/2050(b)	28,762
	MEDNAX, Inc.
250,000	6.250%, 01/15/2027(b)	259,682
	Nathan’s Famous, Inc.
50,000	6.625%, 11/01/2025(b)	51,000
	Nielsen Finance LLC / Nielsen Finance Co.
150,000	5.625%, 10/01/2028(b)	155,520
	Sabre GLBL, Inc.
75,000	7.375%, 09/01/2025(b)	75,863
	Smithfield Foods, Inc.
40,000	3.000%, 10/15/2030(b)	40,161
	Sotheby’s
50,000	7.375%, 10/15/2027(b)	50,085
	Spectrum Brands, Inc.
50,000	5.500%, 07/15/2030(b)	52,844

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Consumer, Non-cyclical (continued)
	Sysco Corp.
$260,000	5.950%, 04/01/2030(h)	$330,387
	Tenet Healthcare Corp.
25,000	4.625%, 06/15/2028(b)	25,407
	US Foods, Inc.
100,000	6.250%, 04/15/2025(b)	106,008
	Vector Group Ltd.
50,000	6.125%, 02/01/2025(b)	49,995

		2,128,673

Energy: 1.9%
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
10,000	4.486%, 05/01/2030	11,376
	BP Capital Markets Plc
250,000	4.875%, 03/22/2030(a)(f) 5 year CMT + 4.398%	268,125
	Cheniere Corpus Christi Holdings LLC
100,000	3.520%, 12/31/2039	99,003
	Enable Midstream Partners L.P.
405,000	4.150%, 09/15/2029	376,027
	Energy Transfer Operating L.P.
320,000	6.250%, 02/15/2023(a)(f) 3 mo. USD LIBOR + 4.028%	209,358
	Global Partners L.P. / GLP Finance Corp.
25,000	6.875%, 01/15/2029(b)(e)	25,313
	Midwest Connector Capital Co. LLC
59,000	4.625%, 04/01/2029(b)	59,711
	NuStar Logistics L.P.
100,000	6.375%, 10/01/2030	104,000
	Occidental Petroleum Corp.
315,000	2.900%, 08/15/2024	267,844
	Rattler Midstream L.P.
25,000	5.625%, 07/15/2025(b)	25,248
	Sabine Pass Liquefaction LLC
100,000	4.500%, 05/15/2030(b)(h)	112,902

		1,558,907

Financial: 14.5%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
410,000	4.500%, 09/15/2023	422,923
150,000	4.625%, 10/15/2027	145,498
	Alliance Data Systems Corp.
375,000	4.750%, 12/15/2024(b)	352,191
	American Equity Investment Life Holding Co.
25,000	5.000%, 06/15/2027	27,165
	American International Group, Inc.
120,000	4.375%, 06/30/2050(h)	140,873
	AmWINS Group, Inc.
50,000	7.750%, 07/01/2026(b)	53,678
	Apollo Management Holdings L.P.
500,000	4.950%, 01/14/2050(b)(f) 5 year CMT + 3.266%	500,111
	Ares Finance Co. II LLC
50,000	3.250%, 06/15/2030(b)(h)	52,237
	Avolon Holdings Funding Ltd.
120,000	3.950%, 07/01/2024(b)	114,000
205,000	5.500%, 01/15/2026(b)	206,467

Principal Amount^		Value
Financial (continued)
	Bank of New York Mellon Corp. (The)
$30,000	4.700%, 09/20/2025(a)(f) 5 year CMT + 4.358%	$31,905
	Blackstone / GSO Secured Lending Fund
185,000	3.650%, 07/14/2023(b)	186,559
	Brazilian Merchant Voucher Receivables Ltd.
200,000	4.180%, 04/07/2028	209,771
	Business Development Corp. of America
375,000	4.750%, 12/30/2022(b)	367,978
225,000	4.850%, 12/15/2024(b)	221,076
	Charles Schwab Corp. (The)
100,000	5.375%, 06/01/2025(a)(f)(h) 5 year CMT + 4.971%	108,605
	Credit Acceptance Corp.
285,000	6.625%, 03/15/2026	295,509
	Credit Suisse Group AG
250,000	4.194%, 04/01/2031(b)(f)(h) SOFR + 3.730%	289,313
	Cushman & Wakefield US Borrower LLC
150,000	6.750%, 05/15/2028(b)	156,191
	Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Finance
465,000	5.000%, 08/01/2021(b)	470,896
	Enstar Finance LLC
200,000	5.750%, 09/01/2040(f) 5 year CMT + 5.468%	204,016
	Enstar Group Ltd.
300,000	4.950%, 06/01/2029	337,340
	Equitable Holdings, Inc.
150,000	4.950%, 09/15/2025(a)(f) 5 year CMT + 4.736%	153,375
	Fidelis Insurance Holdings Ltd.
540,000	4.875%, 06/30/2030(b)	535,768
	Fidelity National Financial, Inc.
50,000	3.400%, 06/15/2030	54,233
	First American Financial Corp.
70,000	4.000%, 05/15/2030	77,291
	FS KKR Capital Corp. II
325,000	4.250%, 02/14/2025(b)	307,211
	GLP Capital L.P. / GLP Financing II, Inc.
50,000	5.300%, 01/15/2029	55,829
140,000	4.000%, 01/15/2031(h)	146,007
	Host Hotels & Resorts L.P.
150,000	3.500%, 09/15/2030	143,999
	HSBC Holdings Plc
200,000	4.950%, 03/31/2030(h)	241,417
	Iron Mountain, Inc.
25,000	4.500%, 02/15/2031(b)	25,282
150,000	5.625%, 07/15/2032(b)	158,605
	Kennedy-Wilson, Inc.
14,000	5.875%, 04/01/2024	13,948
	Lincoln National Corp.
30,000	4.375%, 06/15/2050	35,028
	Macquarie Bank Ltd.
200,000	3.624%, 06/03/2030(b)(h)	213,064
	Main Street Capital Corp.
340,000	5.200%, 05/01/2024	357,756

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
CORPORATE BONDS (CONTINUED)
Financial (continued)
	Markel Corp.
$ 210,000	6.000%, 06/01/2025(a)(f) 5 year CMT + 5.662%	$222,337
	MetLife, Inc.
70,000	3.850%, 09/15/2025(a)(f) 5 year CMT + 3.576%	70,018
	Nationwide Mutual Insurance Co.
130,000	4.350%, 04/30/2050(b)(h)	139,621
	NFP Corp.
100,000	7.000%, 05/15/2025(b)	106,437
75,000	6.875%, 08/15/2028(b)	76,022
	OneAmerica Financial Partners, Inc.
70,000	4.250%, 10/15/2050(b)	70,713
	Owl Rock Capital Corp.
30,000	4.000%, 03/30/2025	30,302
	Owl Rock Capital Corp. II
120,000	4.625%, 11/26/2024(b)	120,761
	Owl Rock Technology Finance Corp.
475,000	6.750%, 06/30/2025(b)	514,126
65,000	4.750%, 12/15/2025(b)	64,375
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
440,000	6.375%, 12/15/2022(b)	430,547
	PartnerRe Finance B LLC
320,000	4.500%, 10/01/2050(f) 5 year CMT + 3.815%	321,912
	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc.
150,000	3.875%, 03/01/2031(b)	148,500
	Scentre Group Trust
410,000	5.125%, 09/24/2080(b)(f) 5 year CMT + 4.685%	402,878
	Sirius International Group Ltd.
700,000	4.600%, 11/01/2026(b)	676,917
	Solar Capital Ltd.
400,000	4.500%, 01/20/2023	400,243
	Standard Chartered Plc
200,000	4.644%, 04/01/2031(b)(f)(h) 5 year CMT + 3.850%	230,667
	United Insurance Holdings Corp.
530,000	6.250%, 12/15/2027	513,924

		11,953,415

Industrial: 1.8%
	Aviation Capital Group LLC
380,000	5.500%, 12/15/2024(b)	392,419
	Boeing Co. (The)
200,000	5.150%, 05/01/2030(h)	225,394
100,000	5.705%, 05/01/2040(h)	118,398
100,000	5.805%, 05/01/2050(h)	121,443
	BWX Technologies, Inc.
100,000	4.125%, 06/30/2028(b)	102,562
	Cleaver-Brooks, Inc.
25,000	7.875%, 03/01/2023(b)	24,216
	Flowserve Corp.
60,000	3.500%, 10/01/2030	59,487
	Great Lakes Dredge & Dock Corp.
50,000	8.000%, 05/15/2022	51,449

Principal Amount^		Value
Industrial (continued)
	Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.
$ 50,000	7.375%, 12/15/2023(b)	$50,750
	Hillenbrand, Inc.
25,000	5.750%, 06/15/2025	26,703
	Howmet Aerospace, Inc.
25,000	6.875%, 05/01/2025	27,656
	Mauser Packaging Solutions Holding Co.
50,000	8.500%, 04/15/2024(b)	52,000
	New Enterprise Stone & Lime Co., Inc.
75,000	9.750%, 07/15/2028(b)	81,375
	PowerTeam Services LLC
60,000	9.033%, 12/04/2025(b)	63,487
	Standard Industries, Inc.
25,000	5.000%, 02/15/2027(b)	26,073
50,000	4.375%, 07/15/2030(b)	51,340
25,000	3.375%, 01/15/2031(b)	24,722
	Textron, Inc.
10,000	3.000%, 06/01/2030	10,554

		1,510,028

Technology: 0.8%
	AMS AG
265,000	7.000%, 07/31/2025(b)	281,312
	Boxer Parent Co., Inc.
50,000	7.125%, 10/02/2025(b)	53,475
	Broadcom, Inc.
110,000	4.150%, 11/15/2030(h)	123,821
	BY Crown Parent LLC / BY Bond Finance, Inc.
50,000	4.250%, 01/31/2026(b)	50,969
	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
25,000	5.750%, 03/01/2025(b)	25,389
	NCR Corp.
50,000	8.125%, 04/15/2025(b)	55,356
100,000	5.250%, 10/01/2030(b)	100,188

		690,510

Utilities: 0.2%
	AES Corp. (The)
60,000	3.950%, 07/15/2030(b)	66,410
	Clearway Energy Operating LLC
25,000	4.750%, 03/15/2028(b)	25,836
	Terraform Global Operating LLC
25,000	6.125%, 03/01/2026(b)	25,527

		117,773

TOTAL CORPORATE BONDS (Cost $22,903,625)		23,791,127

GOVERNMENT SECURITIES & AGENCY ISSUE: 17.6%
	United States Treasury Note
1,800,000	1.875%, 12/15/2020	1,806,506
1,900,000	2.375%, 03/15/2021	1,919,681
1,600,000	2.625%, 06/15/2021	1,628,364
1,800,000	2.750%, 09/15/2021	1,845,035
1,800,000	2.625%, 12/15/2021	1,854,035
1,500,000	2.375%, 03/15/2022(i)	1,549,102

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
GOVERNMENT SECURITIES & AGENCY ISSUE (CONTINUED)
	United States Treasury Note (Continued)
$1,500,000	1.750%, 06/15/2022(i)	$1,541,455
1,500,000	1.500%, 09/15/2022(i)	1,540,459
800,000	1.625%, 12/15/2022(i)	826,422

TOTAL GOVERNMENT SECURITIES & AGENCY ISSUE (Cost $14,214,567)		14,511,059

MORTGAGE-BACKED SECURITIES: 9.8%
	Alternative Loan Trust
180,146	Series 2007-OA4-A1 0.318%, 05/25/2047(d) 1 mo. USD LIBOR + 0.170%	165,628
194,256	Series 2007-OA7-A1A 0.328%, 05/25/2047(d) 1 mo. USD LIBOR + 0.180%	179,191
	BX Commercial Mortgage Trust
237,324	Series 2019-XL-F 2.152%, 10/15/2036(b)(d) 1 mo. USD LIBOR + 2.000%	235,165
237,324	Series 2019-XL-G 2.452%, 10/15/2036(b)(d) 1 mo. USD LIBOR + 2.300%	234,382
	BXMT Ltd.
250,000	Series 2020-FL2-D 2.101%, 02/16/2037(b)(d) 1 mo. USD LIBOR + 1.950%	240,175
	Cascade Funding Mortgage Trust
272,560	Series 2018-RM2-A 4.000%, 10/25/2068(b)(f)	283,809
	CD Mortgage Trust
1,016,967	Series 2017-CD4-XA 1.453%, 05/10/2050(f)(j)	62,291
	CGMS Commercial Mortgage Trust
260,000	Series 2017-MDRC-E 3.552%, 07/15/2030(b)(d) 1 mo. USD LIBOR + 3.400%	224,302
	Citigroup Mortgage Loan Trust
75	Series 2019-IMC1-A1 2.720%, 07/25/2049(b)(f)	77
	Credit Suisse Mortgage Trust
135,477	Series 2018-RPL9-A1 3.850%, 09/25/2057(b)(f)	145,701
480,000	Series 2018-SITE-C 4.941%, 04/15/2036(b)(f)	442,428
	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2,842,116	Series 2015-R1-XA1 0.700%, 11/25/2055(b)(f)(j)	208,236
4,559,812	Series 2015-R1-XA3 0.700%, 11/25/2052(b)(f)(j)	284,133
	GPMT Ltd.
200,000	Series 2018-FL1-C 2.306%, 11/19/2035(b)(d) 1 mo. USD LIBOR + 2.150%	190,985
	GS Mortgage Securities Corp. Trust
250,000	Series 2020-DUNE-E 2.652%, 12/15/2036(b)(d) 1 mo. USD LIBOR + 2.500%	217,318
250,000	Series 2020-UPTN-E 3.246%, 02/10/2037(b)(f)	234,614

Principal Amount^		Value
	HarborView Mortgage Loan Trust
$317,380	Series 2006-12-2A2A 0.346%, 01/19/2038(d) 1 mo. USD LIBOR + 0.190%	$288,583
	JP Morgan Chase Commercial Mortgage Securities Trust
1,796,257	Series 2016-JP2-XA 1.949%, 08/15/2049(f)(j)	147,877
	JPMDB Commercial Mortgage Securities Trust
212,641	Series 2017-C5-XA 1.086%, 03/15/2050(f)(j)	10,266
	LSTAR Securities Investment Ltd.
707,315	Series 2019-5-A1 1.655%, 11/01/2024(b)(d) 1 mo. USD LIBOR + 1.500%	706,711
	LSTAR Securities Investment Trust
270,765	Series 2019-1-A1 1.855%, 03/01/2024(b)(d) 1 mo. USD LIBOR + 1.700%	271,289
	Residential Accredit Loans, Inc. Trust
420,855	Series 2006-QO6-A1 0.328%, 06/25/2046(d) 1 mo. USD LIBOR + 0.180%	146,546
	Uniform Mortgage-Backed Securities
250,000	1.500%, 10/01/2035(k)	255,820
1,170,000	2.500%, 10/01/2050(k)	1,227,860
1,520,000	2.000%, 12/01/2050(k)	1,566,170
	Wells Fargo Commercial Mortgage Trust
952,678	Series 2016-BNK1-XA 1.889%, 08/15/2049(f)(j)	77,973

TOTAL MORTGAGE-BACKED SECURITIES (Cost $8,281,658)		8,047,530

MUNICIPAL BOND: 0.0%
Indiana: 0.0%
	Knox County Industry Economic Development Revenue
5,000	Series B 5.900%, 04/01/2034	5,109

TOTAL MUNICIPAL BOND (Cost $4,682)		5,109

Shares
SHORT-TERM INVESTMENTS: 2.5%
MONEY MARKET FUND: 1.1%
875,014	State Street Institutional Treasury Money Market Fund - Premier Class, 0.020%(l)	875,014

TOTAL MONEY MARKET FUND (Cost $875,014)		875,014

PartnerSelect High Income Alternatives Fund

SCHEDULE OF INVESTMENTS IN SECURITIES at September 30, 2020 (Unaudited)(Continued)

Principal Amount^		Value
REPURCHASE AGREEMENTS: 1.3%
$1,021,699	Fixed Income Clearing Corp. 0.000%, 9/30/2020, due 10/01/2020 [collateral: par value $1,008,300, U.S. Treasury Note, 2.375%, due 03/15/2022, value $1,042,324] (proceeds $1,021,699)	$1,021,699

TOTAL REPURCHASE AGREEMENTS (Cost $1,021,699)		1,021,699

TREASURY BILLS: 0.1%
	United States Treasury Bill
10,000	0.154%, 02/25/2021(i)(m)	9,996
50,000	0.148%, 04/22/2021(i)(m)	49,972

TOTAL TREASURY BILLS (Cost $59,952)		59,968

TOTAL SHORT-TERM INVESTMENTS (Cost $1,956,665)		1,956,681

TOTAL INTEREST RATE SWAPTIONS (Cost $61,700): 0.1%		93,344

TOTAL INVESTMENTS (Cost: $88,272,452): 107.0%		88,031,197

Liabilities in Excess of Other Assets: (7.0)%		(5,754,141)

NET ASSETS: 100.0%		$82,277,056

Percentages are stated as a percent of net assets.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
L.P.	Limited Partnership
SOFR	Secured Overnight Financing Rate

^	The principal amount is stated in U.S. Dollars unless otherwise indicated.
(a)	Perpetual Call.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under Securities Act of 1933.
(c)	Coupon increases periodically based upon a predetermined schedule. Stated interest rate in effect at September 30, 2020.
(d)	Floating Interest Rate at September 30, 2020.
(e)	When issued security.
(f)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2020.
(g)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
(h)	All or a portion of the security has been pledged as collateral against open reverse repurchase agreements. As of September 30, 2020 , the market value of securities pledged amounted to $2,847,866.
(i)	Securities with an aggregate fair value of $5,517,406 have been pledged as collateral for options, total return swaps, credit default swaps, interest rate swaps, and futures positions.
(j)	Interest Only security. Security with a notional or nominal principal amount.
(k)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(l)	The rate disclosed is the 7 day net yield as of September 30, 2020.
(m)	The rate shown represents yield-to-maturity.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
EUR	Euro
ILS	Israeli New Shekel
USD	U.S. Dollar

UNFUNDED LOAN COMMITMENTS — At September 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)
BCPE Empire Holdings, Inc., 4.117%, 06/11/2026	$3,354	$3,276	$(78)
EyeCare Partners LLC, 3.750%, 02/18/2027	18,919	17,896	(1,023)
Amerilife Holdings LLC, 4.000%, 03/18/2027	4,667	4,620	(47)

TOTAL		$25,792	$(1,148)

The cost basis of investments for federal income tax purposes at September 30, 2020 was as follows*:

Cost of investments	$85,111,996

Gross unrealized appreciation	3,210,216
Gross unrealized depreciation	(3,325,372)

Net unrealized depreciation	$(115,156)

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF PURCHASED OPTIONS at September 30, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
INTEREST RATE SWAPTIONS
Call
Two Year Ten Year USD Constant Maturity Swaption	Bank of America N.A.	0.40	7/29/2022	11,000,000	$11,000,000	$38,606	$25,410	$13,196
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.40	7/29/2022	2,000,000	2,000,000	7,019	4,540	2,479
Two Year Ten Year USD Constant Maturity Swaption	Goldman Sachs International	0.61	7/29/2022	7,000,000	7,000,000	16,133	10,150	5,983
Two Year Ten Year USD Constant Maturity Swaption	Morgan Stanley & Co.	0.40	7/29/2022	9,000,000	9,000,000	31,586	21,600	9,986

Total Purchased Options						$93,344	$61,700	$31,644

PartnerSelect High Income Alternatives Fund

REVERSE REPURCHASE AGREEMENTS at September 30, 2020 (Unaudited)

Principal Amount^		Value
$(334,200)	Bank of Montreal 0.530%, 8/13/2020, due 10/13/2020	$(334,200)
(90,385)	Bank of Montreal 0.700%, 8/14/2020, due 10/13/2020	(90,385)
(877,109)	Bank of Montreal 0.550%, 9/14/2020, due 11/16/2020	(877,109)
(156,408)	Bank of Montreal 0.500%, 8/28/2020, due 08/28/2021	(156,408)
(1,174,988)	Royal Bank of Canada 0.540%, 8/3/2020, due 10/23/2020	(1,174,988)
(225,825)	Royal Bank of Canada 0.500%, 9/14/2020, due 11/16/2020	(225,825)

TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds $2,858,915)		$(2,858,915)

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

PartnerSelect High Income Alternatives Fund

SCHEDULE OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS at September 30, 2020 (Unaudited)

At September 30, 2020, the Fund had the following forward foreign currency exchange contracts:

						Asset Derivatives	Liability Derivatives
Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at September 30, 2020	Fund Delivering	U.S. $ Value at September 30, 2020	Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	2/1/2021	USD	$4,821	ILS	$4,830	$—	$(9)
	4/30/2021	USD	29,952	ILS	29,629	323	—
	1/31/2022	USD	93,834	ILS	93,423	411	—
Citibank N.A.	2/1/2021	USD	13	ILS	13	—	—
	4/30/2021	USD	406,848	ILS	402,959	3,889	—
	7/1/2021	BRL	35,149	USD	38,193	—	(3,044)
	7/1/2021	BRL	35,149	USD	38,664	—	(3,515)
Goldman Sachs International	2/1/2021	ILS	345,704	USD	330,597	15,107	—
	2/1/2021	ILS	345,703	USD	331,515	14,188	—
	2/1/2021	ILS	5,571	USD	5,138	433	—
	2/1/2021	ILS	5,570	USD	5,185	385	—
	2/1/2021	USD	593,208	ILS	588,431	4,777	—
	2/1/2021	USD	6,282	ILS	6,297	—	(15)
	2/1/2021	USD	102,447	ILS	102,975	—	(528)
	4/30/2021	ILS	312,589	USD	298,557	14,032	—
	4/30/2021	ILS	312,589	USD	298,892	13,697	—
	4/30/2021	USD	94,794	ILS	94,814	—	(20)
	4/30/2021	USD	97,471	ILS	97,777	—	(306)
	7/30/2021	USD	198,958	EUR	202,151	—	(3,193)
	1/31/2022	ILS	107,436	USD	98,692	8,744	—
	1/31/2022	ILS	107,436	USD	99,610	7,826	—
	1/31/2022	USD	121,979	ILS	121,449	530	—
JPMorgan Chase Bank N.A.	7/1/2021	USD	95,023	BRL	70,299	24,724	—
	7/30/2021	EUR	416,193	USD	399,948	16,245	—
	7/30/2021	USD	209,309	EUR	214,042	—	(4,733)

			$4,084,028		$3,974,080	$125,311	$(15,363)

SCHEDULE OF FINANCIAL FUTURES CONTRACTS at September 30, 2020 (Unaudited)

Description	Number of Contracts	Notional Amount	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
Futures Contracts—Long
Ultra 10YR U.S. Treasury Notes	1	$100,000	$159,922	12/21/2020	$716

Total Long					$716

Futures Contracts—Short
5YR U.S. Treasury Notes	(20)	$(2,000,000)	$(2,520,625)	12/31/2020	$(3,434)
10YR U.S. Treasury Notes	(13)	(1,300,000)	(1,813,906)	12/21/2020	(4,908)

Total Short					$(8,342)

Total Futures Contracts					$(7,626)

SCHEDULE OF SWAPS at September 30, 2020 (Unaudited)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

		Rates Exchanged
Notional Amount	Maturity Date	Payment Received	Payment Made	Periodic Payment Frequency	Fair Value	Upfront Payment Made (Received)	Unrealized Appreciation/ (Depreciation)
$2,600,000	11/06/2021	3 Month LIBOR	3.144%	Quarterly	$(84,153)	$965	$(85,118)
$350,000	11/07/2023	3 Month LIBOR	3.180	Quarterly	(31,749)	80	(31,829)
$100,000	7/10/2030	3 Month LIBOR	0.634	Quarterly	701	476	225
$190,000	8/21/2030	3 Month LIBOR	0.673	Quarterly	754	229	525
$40,000	8/24/2030	3 Month LIBOR	0.645	Quarterly	275	300	(25)
$60,000	7/09/2035	3 Month LIBOR	0.781	Quarterly	1,347	301	1,046

					$(112,825)	$2,351	$(115,176)

PartnerSelect High Income Alternatives Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (1)(2)(3)

Description	Maturity Date	Fixed Deal (Pay) Rate	Implied Credit Spread at September 30, 2020	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid	Unrealized Depreciation
Sell Protection
CDX North America HIgh Yield Index Series 35 5.000%, 12/20/2025	12/20/2025	5.000%	4.048%	$1,160,000	Quarterly	$47,530	$50,914	$(3,384)

Total Sell Protection						$47,530	$50,914	$(3,384)

(1)

For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(2)

For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the fair value of the credit default swap contracts as of period will serve as an indicator of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.

(3)

For centrally cleared swaps, the notional amount represents the maximum potential the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the CDX North America High Yield Index Series 35.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Referenced Obligation	Maturity Date	Counterparty	Fund Pays/ Receives Floating Rate	Floating Rate Index and Spread	Notional Amount	Periodic Payment Frequency	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
iShares iBoxx High Yield Corporate Bond ETF USD	11/3/2020	Bank of America N.A.	Pays	1 Month USD LIBOR + 0.270%	$(1,778,814)	Monthly	$(24,465)	$—	$(24,465)

PartnerSelect High Income Alternatives Fund

SCHEDULE OF WRITTEN OPTIONS at September 30, 2020 (Unaudited)

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation/ (Depreciation)
INDEX OPTIONS
Put
Russell 2000 Index	UBS Securities LLC	$1,475.00	10/2/2020	(1)	$(150,769)	$(813)	$(3,619)	$2,806
Russell 2000 Index	UBS Securities LLC	1,460.00	10/9/2020	(5)	(753,845)	(6,775)	(19,025)	12,250
Russell 2000 Index	UBS Securities LLC	1,440.00	10/16/2020	(2)	(301,538)	(3,168)	(7,198)	4,030
Russell 2000 Index	UBS Securities LLC	1,490.00	10/16/2020	(2)	(301,538)	(6,520)	(5,978)	(542)
Russell 2000 Index	UBS Securities LLC	1,445.00	10/23/2020	(3)	(452,307)	(7,851)	(12,727)	4,876
Russell 2000 Index	UBS Securities LLC	1,450.00	10/23/2020	(1)	(150,769)	(2,752)	(3,719)	967
Russell 2000 Index	UBS Securities LLC	1,450.00	10/30/2020	(1)	(150,769)	(3,343)	(4,369)	1,026
S&P 500 Index	UBS Securities LLC	3,170.00	10/9/2020	(4)	(1,345,200)	(2,272)	(18,076)	15,804
S&P 500 Index	UBS Securities LLC	3,210.00	10/9/2020	(2)	(672,600)	(2,702)	(7,968)	5,266
S&P 500 Index	UBS Securities LLC	3,215.00	10/9/2020	(1)	(336,300)	(845)	(3,692)	2,847
S&P 500 Index	UBS Securities LLC	3,240.00	10/9/2020	(3)	(1,008,900)	(5,400)	(19,952)	14,552
S&P 500 Index	UBS Securities LLC	3,240.00	10/16/2020	(8)	(2,690,400)	(20,840)	(43,859)	23,019
S&P 500 Index	UBS Securities LLC	3,325.00	10/16/2020	(1)	(336,300)	(4,730)	(5,689)	959
S&P 500 Index	UBS Securities LLC	3,170.00	10/23/2020	(10)	(3,363,000)	(24,680)	(67,872)	43,192
S&P 500 Index	UBS Securities LLC	3,175.00	10/30/2020	(4)	(1,345,200)	(12,544)	(27,402)	14,858
S&P 500 Index	UBS Securities LLC	3,185.00	10/30/2020	(2)	(672,600)	(7,956)	(13,659)	5,703
S&P 500 Index	UBS Securities LLC	3,210.00	10/30/2020	(3)	(1,008,900)	(12,240)	(22,259)	10,019
S&P 500 Index	UBS Securities LLC	3,215.00	10/30/2020	(2)	(672,600)	(8,160)	(14,478)	6,318

Total Written Options						$(133,591)	$(301,541)	$167,950

Litman Gregory Funds Trust

SCHEDULE OF INVESTMENTS (Continued)

September 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

The following is a summary of the significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation. Investments in securities and derivatives traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading. Securities listed on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there have been no sales are valued at the mean between the closing bid and asked prices. Debt securities maturing within 60 days or less are valued at amortized cost unless the Valuation Committee determines that amortized cost does not represent fair value. Securities for which market prices are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the New York Stock Exchange (“NYSE”), the securities are valued at fair value as determined in good faith by the Managers that selected the security for the Funds’ portfolio and the Trust’s Valuation Committee in accordance with procedures approved by the Board of Trustees (the “Board”). In determining fair value, the Funds take into account all relevant factors and available information. Consequently, the price of the security used by a Fund to calculate its net asset value may differ from quoted or published prices for the same security. Fair value pricing involves subjective judgments and there is no single standard for determining the fair value of a security. As a result, different mutual funds could reasonably arrive at a different value for the same security. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective net asset values as determined by those funds in accordance with the 1940 Act.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined. Repurchase agreements are valued at cost, which approximates fair value.

Certain derivatives trade in the over-the-counter market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Senior Term Loans. The Alternative Strategies Fund and the High Income Alternatives Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Alternative Strategies Fund’s and the High Income Alternatives Fund’s investments may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).

Unfunded Loan Commitments. The Alternative Strategies Fund and the High Income Alternatives Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the Schedule of Investments.

Short Sales. Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When each Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. In addition, cash and certain investments in securities may be used to collateralize the securities sold short. Each day the securities sold short transaction is open, the liability to replace the borrowed security is marked to market and an unrealized gain or loss is recorded. While the transaction remains open, the Fund may also incur expenses for any dividends or interest which will be paid to the lender of the securities as well as a fee to borrow the delivered security. During the term of the short sale, the value of the securities pledged as collateral on short sales is required to exceed the value of the securities sold short. A gain, limited to the price at which each Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. Each Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

Repurchase Agreements. Each Fund may enter into repurchase agreements through which the Fund acquires a security (the “underlying security”) from a seller, a well-established securities dealer or a bank that is a member of the Federal Reserve System. The bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest, at a later date, generally for a period of less than one week. It is the Trust’s policy that its Custodian takes possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities, including recorded interest, is sufficient to cover the value of the repurchase agreements. The Trust’s policy states that the value of the collateral is at least 102% of the value of the repurchase agreement. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by a Fund may be delayed or limited. At September 30, 2020, the Funds’ ongoing exposure to the economic return on repurchase agreements is shown on the Schedules of Investments.

Reverse repurchase agreements. The High Income Alternatives Fund may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. The Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are shown on the Schedules of Investments. Cash received in exchange for securities transferred under reverse repurchase agreements are reflected as reverse repurchase agreements on the Statements of Assets and Liabilities.

For the period ended September 30, 2020, the High Income Alternatives Fund had outstanding reverse repurchase agreement balance for 182 days. The average amount of borrowings was $2,307,048 and the average interest rate was 0.80% during the 182 day period.

Foreign Currency Translation. The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when each Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts. The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency transactions. The Funds record realized gains or losses at the time the forward contract is settled. These gains and losses are reflected on the Statements of Operations as realized gain (loss) on foreign currency transactions. Counterparties to these forward contracts are major U.S. financial institutions.

Futures Contracts. The Alternative Strategies Fund and the High Income Alternatives Fund invest in financial futures contracts primarily for the purpose of hedging their existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. Each Fund recognizes a gain or loss equal to the daily variation margin. If market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Interest Rate Swaps. During the period ended September 30, 2020, the Alternative Strategies Fund and the High Income Alternatives Fund invested in interest rate swaps. An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Credit Default Swaps. During the period ended September 30, 2020, the Alternative Strategies Fund and the High Income Alternatives Fund entered into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate issuers or indexes or to create exposure to corporate issuers or indexes to which they are not otherwise exposed. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold). In the case of credit default swaps where a Fund is selling protection, the notional amount approximates the maximum loss. For centrally cleared swaps the daily change in valuation, and upfront payments, if any, are recorded as a receivable or payable for variation margin.

Total Return Swaps. Total return swap is the generic name for any non-traditional swap where one party agrees to pay the other the “total return” of a defined underlying asset, usually in return for receiving a stream of London Interbank Offered Rate (“LIBOR”) based cash flows. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined portfolios of loans and mortgages. Total return swap is a mechanism for the user to accept the economic benefits of asset ownership without utilizing the Statement of Assets and Liabilities. The other leg of the swap, usually LIBOR, is a spread to reflect the non-Statement of Assets and Liabilities nature of the product. No notional amounts are exchanged with total return swaps. The total return receiver assumes the entire economic exposure - that is, both market and credit exposure - to the reference asset. The total return payer - often the owner of the reference obligation - gives up economic exposure to the performance of the reference asset and in return takes on counterparty credit exposure to the total return receiver in the event of a default or fall in value of the reference asset.

Purchasing Put and Call Options. Each Fund may purchase covered “put” and “call” options with respect to securities which are otherwise eligible for purchase by a Fund and with respect to various stock indices subject to certain restrictions. Each Fund will engage in trading of such derivative securities primarily for hedging purposes.

If a Fund purchases a put option, a Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for “American-style” options) or on the option expiration date (for “European-style” options). Purchasing put options may be used as a portfolio investment strategy when a portfolio manager perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If a Fund is holding a stock which it feels has strong fundamentals, but for some reason may be weak in the near term, a Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, a Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put’s strike price and the market price of the underlying security on the date a Fund exercises the put, less transaction costs, will be the amount by which a Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put’s strike price, the put will expire worthless, representing a loss of the price a Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit a Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

If a Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if a Fund has a short position in the underlying security and the security thereafter increases in price. Each Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of a Fund in the underlying security and the price of the underlying security thereafter falls, the profit a Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a “closing sale transaction,” which is accomplished by selling an option of the same series as the option previously purchased. Each Fund generally will purchase only those options for which a Manager believes there is an active secondary market to facilitate closing transactions.

Writing Call Options. Each Fund may write covered call options. A call option is “covered” if a Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

Effecting a closing transaction in the case of a written call option will permit a Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of a Fund. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

Each Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. Each Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to a Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

Writing Put Options. Each Fund may write put options. By writing put options, the Fund takes on the risk of declines in the value of the underlying instrument, including the possibility of a loss up to the entire strike price of each option it sells, but without the corresponding opportunity to benefit from potential increases in the value of the underlying instrument. When the Fund writes a put option, it assumes the risk that it must purchase the underlying instrument at a strike price that may be higher than the market price of the instrument. If there is a broad market decline and the Fund is able to close out its written put options, it may result in substantial losses to the Fund.

Risks of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of option of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which a Fund may enter into options transactions may be limited by the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), with respect to qualification of a Fund as a regulated investment company.

Restricted Securities. A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuers would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. As of September 30, 2020, there were no restricted securities held in the Funds.

Illiquid Securities. Each Fund may not invest more than 15% of the value of its net assets in illiquid securities, including restricted securities that are not deemed to be liquid by the Sub-Advisors. The Advisor and the Sub-Advisors will monitor the amount of illiquid securities in a Fund’s portfolio, under the supervision of the Board, to ensure compliance with a Fund’s investment restrictions. In accordance with procedures approved by the Board, these securities may be valued using techniques other than market quotations, and the values established for these securities may be different than what would be produced through the use of another methodology or if they had been priced using market quotations. Illiquid securities and other portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time, and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Fair Value of Financial Investments

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, U.S. Treasury inflation protected securities, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporates deal collateral performance, as available.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Shares of the unregistered Underlying Funds are valued at their closing net asset value (“NAV”) as reported on each business day, as a practical expedient for fair value. Each of the unregistered Underlying Funds is daily valued and offer daily liquidity and hold no unfunded commitments. The shares of the open-end registered Underlying Funds are valued at NAV each business day. If the Underlying Funds’ designated representative to the Trustee determines, based on its own due diligence and investment monitoring procedures, that the reported NAV per share does not represent fair value, Underlying Funds’ designated representative to the Trustee shall estimate the fair value of the Underlying Funds in good faith and in a manner that it reasonably chooses.

Financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 1 or Level 2 of the fair value hierarchy.

The following tables provide the fair value measurements of applicable Fund assets and liabilities by level within the fair value hierarchy for each Fund as of September 30, 2020. These assets and liabilities are measured on a recurring basis.

Equity Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$218,610,062	$—	$—	$218,610,062
Preferred Stock	3,670,372	—	—	3,670,372

Total Equity	222,280,434	—	—	222,280,434

Short-Term Investments
Repurchase Agreements	—	6,442,496	—	6,442,496

Total Investments in Securities	$222,280,434	$6,442,496	$—	$228,722,930

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

International Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity
Common Stocks
Australia	$—	$3,484,298	$—		$3,484,298
Austria	—	4,193,649	—		4,193,649
Belgium	—	6,326,663	—		6,326,663
Bermuda	3,605,219	4,357,065	—		7,962,284
Canada	3,108,510	—	—		3,108,510
Cayman Islands	7,390,176	—	—		7,390,176
Denmark	—	3,245,446	—		3,245,446
Finland	—	6,378,486	—		6,378,486
France	1,452,415	46,281,683	—		47,734,098
Germany	—	9,212,784	—		9,212,784
Ireland	6,125,868	—	—		6,125,868
Israel	—	4,132,355	—		4,132,355
Japan	—	38,776,125	—		38,776,125
Mexico	5,681,558	—	—		5,681,558
Netherlands	—	17,633,849	—		17,633,849
Norway	—	2,160,088	—		2,160,088
South Africa	—	3,336,037	—		3,336,037
South Korea	—	796,286	—		796,286
Spain	—	8,695,417	1,511,512	**	10,206,929
Sweden	—	21,801,523	—		21,801,523
Switzerland	—	16,840,844	—		16,840,844
United Kingdom	—	36,988,028	—		36,988,028
United States	2,299,680	—	—		2,299,680

Total Equity	29,663,426	234,640,626	1,511,512	**	265,815,564

Short-Term Investments
Repurchase Agreements	—	7,990,174	—		7,990,174

Total Short-Term Investments	—	7,990,174	—		7,990,174

Total Investments in Securities	$29,663,426	$242,630,800	$1,511,512	**	$273,805,738

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$(27,427)	$—	$—		$(27,427)

*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund.

SBH Focused Small Value Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$9,378,981	$—	$—	$9,378,981

Total Equity	9,378,981	—	—	9,378,981

Total Investments in Securities	$9,378,981	$—	$—	$9,378,981

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Smaller Companies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$16,158,397	$—	$—	$16,158,397

Total Equity	16,158,397	—	—	16,158,397

Short-Term Investments
Repurchase Agreements	—	1,995,393	—	1,995,393

Total Investments in Securities	$16,158,397	$1,995,393	$—	$18,153,790

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.

Alternative Strategies Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity(a)
Common Stocks	$405,796,624	$27,945,679	$4,432,441	**	$438,174,744
Preferred Stocks	2,956,190	—	197,030	**	3,153,220
Limited Partnerships	—	—	883,186	**	883,186

Total Equity	408,752,814	27,945,679	5,512,657	**	442,211,150

Rights/Warrants	359,777	24,285	—		384,062
Fixed Income
Asset-Backed Securities	—	142,847,330	304,225	**	143,151,555
Bank Loans	—	20,552,298	6,162,005	**	26,714,303
Convertible Bonds	—	10,558,458	—		10,558,458
Corporate Bonds	—	432,458,866	—		432,458,866
Government Securities & Agency Issue	—	3,887,296	—		3,887,296
Mortgage-Backed Securities	—	269,056,723	1,854,590	(1)	270,911,313
Municipal Bonds	—	2,657,933	—		2,657,933

Total Fixed Income	—	882,018,904	8,320,820	**	890,339,724

Short-Term Investments
Repurchase Agreements	—	69,752,058	—		69,752,058
Treasury Bills	—	33,393,795	—		33,393,795

Total Short-Term Investments	—	103,145,853	—		103,145,853

Purchased Options	205,310	—	—		205,310

Investments Valued at NAV(2)	—	—	—		1,638,769

Total Investments in Securities	$409,317,901	$1,013,134,721	$13,833,477	**	$1,437,924,868

Fixed Income
Unfunded Loan Commitments	—	269,010	—		269,010

Total Investments in Securities in Assets	$409,317,901	$1,013,403,731	$13,833,477	**	$1,438,193,878

Short Sales
Common Stocks	(58,583,113)	—	—		(58,583,113)
Exchange-Traded Funds	(7,021,317)	—	—		(7,021,317)
Corporate Bonds	—	(2,332,506)	—		(2,332,506)

Total Short Sales	(65,604,430)	(2,332,506)	—		(67,936,936)

Total Investments in Securities in Liabilities	$(65,604,430)	$(2,332,506)	$—		$(67,936,936)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$60,824	$—	$—		$60,824
Futures	(56,960)	—	—		(56,960)
Swaps - Credit Default	—	(9,147,853)	—		(9,147,853)
Swaps - Total Return	—	1,132,895	—		1,132,895
Written Options	(7,281)	—	—		(7,281)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

**	Significant unobservable inputs were used in determining the value of portfolio securities for the Alternative Strategies Fund .
(1)

These securities were priced by a pricing service; however, the Advisor/Sub-Advisor used their fair value procedures based on other available inputs which more accurately reflected the current fair value of these securities.

(2)	As of September 30, 2020, certain of the Portfolio’s investments were valued using net asset value per unit as practical expedient (“NAV”) and have been excluded from the fair value hierarchy.

In Alternative Strategies Fund, securities valued at $103,730 were transferred from Level 1 to Level 3 due to bankruptcy filing and no availability of pricing from approved price source.

In Alternative Strategies Fund, securities valued at $2,218,177 were transferred from Level 2 to Level 3 due to inability to obtain pricing of private issue from approved price source.

In Alternative Strategies Fund, securities valued at $1,576,800 were transferred from Level 2 to Level 3 due to liquidity discount applied to reflect odd lot nature of the securities.

In Alternative Strategies Fund, securities valued at $2,139 were transferred from Level 2 to Level 3 due to default and inability to obtain pricing from approved price source.

In Alternative Strategies Fund, securities valued at $269,820 were transferred from Level 3 to Level 1 due to availability of observable inputs to obtain pricing from approved pricing source.

High Income Alternatives Fund

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity(a)
Common Stocks	$9,490,901	$—	$—	$9,490,901
Preferred Stocks	1,002,921	—	—	1,002,921
Closed-End Funds	498,979	—	—	498,979
Exchange-Traded Fund	229,007	—	—	229,007

Total Equity	11,221,808	—	—	11,221,808

Fixed Income
Asset-Backed Securities	—	16,862,417	—	16,862,417
Bank Loans	—	11,542,122	—	11,542,122
Corporate Bonds	—	23,791,127	—	23,791,127
Government Securities & Agency Issue	—	14,511,059	—	14,511,059
Mortgage-Backed Securities	—	8,047,530	—	8,047,530
Municipal Bond	—	5,109	—	5,109

Total Fixed Income	—	74,759,364	—	74,759,364

Short-Term Investments
Money Market Fund	875,014	—	—	875,014
Repurchase Agreements	—	1,021,699	—	1,021,699
Treasury Bills	—	59,968	—	59,968

Total Short-Term Investments	875,014	1,081,667	—	1,956,681

Interest Rate Swaptions	—	93,344	—	93,344

Total Investments in Securities	$12,096,822	$75,934,375	$—	$88,031,197

Fixed Income
Unfunded Loan Commitments	—	25,792	—	25,792

Total Investments in Securities in Assets	$12,096,822	$75,960,167	$—	$88,056,989

Reverse Repurchase Agreements	—	(2,858,915)	—	(2,858,915)

Total Investments in Securities in Liabilities	$—	$(2,858,915)	$—	$(2,858,915)

Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	$109,948	$—	$—	$109,948
Futures	(7,626)	—	—	(7,626)
Swaps - Interest Rate	—	(115,176)	—	(115,176)
Swaps - Credit Default	—	(3,384)	—	(3,384)
Swaps - Total Return	—	(24,465)	—	(24,465)
Written Options	(133,591)	—	—	(133,591)

(a)	See Fund’s Schedule of Investments in Securities for sector classifications.
*

Other financial instruments are derivative instruments, such as futures, forward foreign currency exchange, swaps contracts and written options. Futures, forward foreign currency exchange and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are valued at fair value.

In High Income Alternatives Fund, securities valued at $206,510 were transferred from Level 3 to Level 2 due to availability of observable inputs to obtain pricing from approved pricing source.

Principal Risks

Below are summaries of the principal risks of investing in one or more of the Funds, each of which could adversely affect a Fund’s net asset value, yield and total return. Each risk listed below does not necessarily apply to each Fund, and you should read a Fund’s prospectus carefully for a description of the principal risks associated with investing in a particular Fund.

•

Asset-Backed Securities Risk. This is the risk that the impairment of the value of the collateral underlying a security in which the High Income Alternatives Fund invests, such as the non-payment of loans, will result in a reduction in the value of the security. The value of these securities may also fluctuate in response to the market’s perception of the value of issuers or collateral.

•

Below Investment-Grade Fixed Income Securities Risk. This is the risk of investing in below investment-grade fixed income securities (also known as “junk bonds”), which may be greater than that of higher rated fixed income securities. These securities are rated Ba1 through C by Moody’s Investors Service (“Moody’s”) or BB+ through D by Standard & Poor’s Rating Group (“S&P”) (or comparably rated by another nationally recognized statistical rating organization), or, if not rated by Moody’s or S&P, are considered by the sub-advisors to be of similar quality. These securities have greater risk of default than higher rated securities. The market value of these securities is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain. There is no limit to the Alternative Strategies Fund’s ability to invest in below investment-grade fixed income securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in below investment-grade fixed income securities.

•	Capital Structure Arbitrage Risk. The perceived mispricing identified by the sub-advisor may not disappear or may even increase, in which case losses may be realized.

•

Collateral Risk. If the Alternative Strategies Fund and High Income Alternatives Fund’s financial instruments are secured by collateral, the issuer may have difficulty liquidating the collateral and/or the Fund may have difficulty enforcing its rights under the terms of the securities if an issuer defaults. Collateral may be insufficient or the Fund’s right to the collateral may be set aside by a court. Collateral will generally consist of assets that may not be readily liquidated, including for example, equipment, inventory, work in the process of manufacture, real property and payments to become due under contracts or other receivable obligations. There is no assurance that the liquidation of those assets would satisfy an issuer’s obligations under a financial instrument. Non-affiliates and affiliates of issuers of financial instruments may provide collateral in the form of secured and unsecured guarantees and/or security interests in assets that they own, which may also be insufficient to satisfy an issuer’s obligations under a financial instrument.

•

Collateralized Loan Obligations and Collateralized Debt Obligations Risk. Collateralized loan obligations (“CLOs”) bear many of the same risks as other forms of asset-backed securities, including interest rate risk, credit risk and default risk. As they are backed by pools of loans, CLOs also bear similar risks to investing in loans directly. CLOs issue classes or “tranches” that vary in risk and yield. CLOs may experience substantial losses attributable to loan defaults. Losses caused by defaults on underlying assets are borne first by the holders of subordinate tranches. The Alternative Strategies Fund and High Income Alternatives Fund’s investment in CLOs may decrease in market value when the CLO experiences loan defaults or credit impairment, the disappearance of a subordinate tranche, or market anticipation of defaults and investor aversion to CLO securities as a class.

Collateralized debt obligations (“CDOs”) are structured similarly to CLOs and bear the same risks as CLOs including interest rate risk, credit risk and default risk. CDOs are subject to additional risks because they are backed by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds and may be highly leveraged. Like CLOs, losses incurred by a CDO are borne first by holders of subordinate tranches. Accordingly, the risks of CDOs depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. For example, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

•

Communications Services Sector Risk. A Fund may invest a portion of its assets in the communications services sector. Media and communications companies may be significantly affected by product and service obsolescence due to technological advancement or development, competitive pressures, substantial capital requirements, fluctuating demand and changes in regulation.

•

Consumer Discretionary Sector Risk. A Fund may invest a portion of its assets in the consumer discretionary sector. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

•

Convertible Arbitrage Risk. Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. A Fund may realize losses or reduced rate of return if underlying relationships among securities in which investment positions are taken change in an adverse manner or a transaction is unexpectedly terminated or delayed. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company, resulting in higher transaction costs and additional capital gains tax liabilities.

•

Convertible Securities Risk. This is the risk that the market value of convertible securities may fluctuate due to changes in, among other things, interest rates; other general economic conditions; industry fundamentals; market sentiment; the issuer’s operating results, financial statements, and credit ratings; and the market value of the underlying common or preferred stock.

•

Credit Risk. This is the risk that a Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty of a derivatives contract or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations.

•

Currency Risk. This is the risk that investing in foreign currencies may expose the Fund to fluctuations in currency exchange rates and that such fluctuations in the exchange rates may negatively affect an investment related to a currency or denominated in a foreign currency. The Alternative Strategies Fund may invest in foreign currencies for investment and hedging purposes. All of the Funds may invest in foreign currencies for hedging purposes.

•

Cybersecurity Risk. Information and technology systems relied upon by the Funds, the Advisor, the sub-advisors, the Funds’ service providers (including, but not limited to, Fund accountants, custodians, transfer agents, administrators, distributors and other financial intermediaries) and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Advisor has implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to investors (and the beneficial owners of investors). Such a failure could also harm the reputation of the Funds, the Advisor, the sub-advisors, the Funds’ service providers and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

•

Debt Securities Risk. This is the risk that the value and liquidity of debt securities may be reduced under certain circumstances. The value of debt securities can fluctuate in response to issuer activity and changes in general economic and credit market conditions, including changes in interest rates. In recent years, dealer capacity in the debt and fixed income markets appears to have undergone fundamental changes, including a reduction in dealer market-making capacity. These changes have the potential to decrease substantially liquidity and increase volatility in the debt and fixed income markets.

•

Derivatives Risk. This is the risk that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

•

Options Risk. This is the risk that an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves and may be subject to a complete loss of the amounts paid as premiums to purchase the options.

•

Futures Contracts Risk. This is the risk that an investment in futures contracts may be subject to losses that exceed the amount of the premiums paid and may subject the Fund’s net asset value to greater volatility.

•

P-Notes Risk. This is the risk that the performance results of P-Notes will not replicate exactly the performance of the issuers or markets that the P-Notes seek to replicate. Investments in P-Notes involve risks normally associated with a direct investment in the underlying securities as well as additional risks, such as counterparty risk.

•

Swaps Risk. Risks inherent in the use of swaps include: (1) swap contracts may not be assigned without the consent of the counterparty; (2) potential default of the counterparty to the swap; (3) absence of a liquid secondary market for any particular swap at any time; and (4) possible inability of the Fund to close out the swap transaction at a time that otherwise would be favorable for it to do so.

•

Distressed Companies Risk. A Fund may invest a portion of its assets in securities of distressed companies. Debt obligations of distressed companies typically are unrated, lower rated, in default or close to default and may be difficult to value accurately or may become worthless.

•

Emerging Markets Risk. A Fund may invest a portion of its assets in emerging market countries. Emerging market countries are those with immature economic and political structures, and investing in emerging markets entails greater risk than in developed markets. Such risks could include those related to government dependence on a few industries or resources, government-imposed taxes on foreign investment or limits on the removal of capital from a country, unstable government, and volatile markets.

•

Equity Securities Risk. This is the risk that the value of equity securities may fluctuate, sometimes rapidly and unpredictably, due to factors affecting the general market, an entire industry or sector, or particular companies. These factors include, without limitation, adverse changes in economic conditions, the general outlook for corporate earnings, interest rates or investor sentiment; increases in production costs; and significant management decisions. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

•

Event-Driven Risk. Event-driven strategies seek to profit from the market inefficiencies surrounding market events, such as mergers, acquisitions, asset sales, restructurings, refinancings, recapitalizations, reorganizations or other special situations. Event-driven investing involves attempting to predict the outcome of a particular transaction as well as the optimal time at which to commit capital to it. Event-driven opportunities involve difficult legal as well as financial analysis, as some of the principal impediments to the consummation of major corporate events are often legal or regulatory rather than economic. In addition, certain of the securities issued in the context of major corporate events include complex call, put and other features, and it is difficult to precisely evaluate the terms and embedded option characteristics of these securities. A Fund may take both long and short positions in a wide range of securities, derivatives and other instruments in implementing its event-driven strategies.

•

Financial Sector Risk. A Fund may invest a portion of its assets in the financial services sector and, therefore, the performance of the Fund could be negatively impacted by events affecting this sector, including changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt and the availability and cost of capital.

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Foreign Investment and Emerging Markets Risks. This is the risk that an investment in foreign (non-U.S.) securities may cause the Funds to experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to factors such as currency conversion rate fluctuations, currency blockages, political and economic instability, differences in financial reporting, accounting and auditing standards, nationalization, expropriation or confiscatory taxation, and smaller and less-strict regulation of securities markets. These risks are greater in emerging markets. There is no limit to the Alternative Strategies Fund’s ability to invest in emerging market securities; however, under normal market conditions, it does not expect to invest more than 50% of its total assets in emerging market securities; however, some Funds may invest a portion of their assets in stocks of companies based outside of the United States.

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Healthcare Sector Risk. A Fund may invest a portion of its assets in the healthcare sector. The profitability of companies in the healthcare sector may be adversely affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

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Industrial Sector Risk. A Fund may invest a portion of its assets in the industrial sector. Companies in the industrial sector could be affected by, among other things, government regulation, world events and global economic conditions, insurance costs, and labor relations issues.

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Interest Rate Risk. This is the risk that debt securities will decline in value because of changes in interest rates. A Fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration.

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Investment Selection Risk. The specific investments held in the Fund’s investment portfolio may underperform other funds in the same asset class or benchmarks that are representative of the general performance of the asset class because of a portfolio manager’s choice of securities.

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Investment in Investment Companies Risk. This is the risk that investing in other investment companies, including ETFs, CEFs, BDCs, unit investment trusts and open-end funds, subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease or the portfolio becomes illiquid. Moreover, the High Income Alternatives Fund and its shareholders will incur its pro rata share of the underlying vehicles’ expenses, which will reduce the Fund’s performance. In addition, investments in an ETF are subject to, among other risks, the risk that the ETF’s shares may trade at a discount or premium relative to the net asset value of the shares and the listing exchange may halt trading of the ETF’s shares. BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Shares of CEFs also frequently trade at a discount to their net asset value for those and other reasons.

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Investments in Loan Risk. Investments in loans, including loan syndicates and other direct lending opportunities, involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. The High Income Alternatives Fund’s investments in loans can also be difficult to value accurately and may be more susceptible to liquidity risk than fixed-income instruments of similar credit quality and/or maturity. The Fund is also subject to the risk that the value of the collateral for the loan may be insufficient or unavailable to cover the borrower’s obligations should the borrower fail to make payments or become insolvent. Participations in loans may subject the Fund to the credit risk of both the borrower and the issuer of the participation and may make enforcement of loan covenants, if any, more difficult for the Fund as legal action may have to go through the issuer of the participations. Transactions in loans are often subject to long settlement periods, thus potentially limiting the ability of the Fund to invest sale proceeds in other investments and to use proceeds to meet its current redemption obligations. In addition, many banks have been weakened by the recent financial crisis, and it may be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.

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Large Shareholder Purchase and Redemption Risk. This is the risk that a Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

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Leverage Risk. This is the risk that leverage may cause the effect of an increase or decrease in the value of the Alternative Strategies Fund’s portfolio securities to be magnified and the Fund to be more volatile than if leverage was not used. Leverage may result from certain transactions, including the use of derivatives and borrowing. Under normal circumstances, the Alternative Strategies Fund may borrow amounts up to one third of the value of its total assets except that it may exceed this limit to satisfy redemption requests or for other temporary purposes.

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LIBOR Risk. LIBOR is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt securities in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. There is currently no definitive information regarding the future utilization of LIBOR or of any particular replacement reference rate. Abandonment of or modifications to LIBOR could have adverse impacts on newly issued financial instruments and existing financial instruments that reference LIBOR.

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Market Risk. As with all mutual funds that invest in common stocks, the value of an individual’s investment will fluctuate daily in response to the performance of the individual stocks held in a Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in a Fund.

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Market Volatility Associated with COVID-19. The financial markets have recently been impacted by the outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19, which was first detected in China in December 2019 and has spread internationally. This coronavirus has resulted in international border closings, enhanced health screenings, expanded healthcare services and expenses, quarantines and other restrictions on business and personal activities, cancellations, disruptions to supply chains and consumer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

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Materials Sector Risk. A Fund may invest a portion of its assets in the materials sector. Many companies in this sector are significantly affected by the level and volatility of commodity prices, the exchange value of the U.S. dollar, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

•	Merger Arbitrage Risk. This is the risk that a proposed reorganization in which the Alternative Strategies Fund invests may be renegotiated or terminated.

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MLP Risk. Investing in MLP units involves some risks that differ from an investment in the equity securities of a company. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by a MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them.

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Mortgage-Backed Securities Risk. This is the risk of investing in mortgaged-backed securities, which includes interest rate risk, prepayment risk and the risk of defaults on the mortgage loans underlying these securities.

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Mortgage REIT Risk. Investing in mREITs involves certain risks related to investing in real property mortgages. In addition, mREITs must satisfy highly technical and complex requirements in order to qualify for the favorable tax treatment accorded to REITs under the Internal Revenue Code of 1986 (the “Code”). No assurances can be given that a mREIT in which the High Income Alternatives Fund invests will be able to continue to qualify as a REIT or that complying with the REIT requirements under the Code will not adversely affect such REIT’s ability to execute its business plan.

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Multi-Style Management Risk. Because portions of a Fund’s assets are managed by different portfolio managers using different styles, the Fund could experience overlapping security transactions. Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a Fund using a single investment management style.

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Municipal Securities Risk. Municipal securities can be significantly affected by litigation, political or economic events, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders. Municipal securities backed by current or anticipated revenues from specific projects or assets can be negatively affected by the inability of the issuer to collect revenues for the projects or from the assets.

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Portfolio Turnover Risk. This is the risk that a Fund may experience high portfolio turnover rates as a result of its investment strategies. High portfolio turnover rates may indicate higher transaction costs and may result in higher taxes when shares of a Fund are held in a taxable account as compared to shares in investment companies that hold investments for a longer period. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to a Fund’s shareholders as compared to shares in investment companies that hold investments for a longer period.

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Short Sale Risk. This is the risk that the value of a security the Alternative Strategies Fund sells short does not go down as expected. The risk of loss is theoretically unlimited if the value of the security sold short continues to increase. In addition, short sales may cause the Alternative Strategies Fund to be compelled, at a time disadvantageous to it, to buy the security previously sold short, thus resulting in a loss. To meet current margin requirements, the Alternative Strategies Fund is required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short.

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Smaller Companies Risk. A Fund may invest a portion of its assets in the securities of small- and mid-sized companies. Securities of small and mid-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because smaller companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

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Special Situations Risk. Investments in special situations (undervalued equities, merger arbitrage situations, distressed companies, etc.) may involve greater risks when compared to other investments a Fund may make due to a variety of factors. For example, mergers, acquisitions, reorganizations, liquidations or recapitalizations may fail or not be completed on the terms originally contemplated, and expected developments may not occur in a timely manner, if at all.

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Technology Investment Risk. A Fund may invest a portion of its assets in the technology sector, which is a very volatile segment of the market. The nature of technology is that it is rapidly changing. Therefore, products or services that may initially look promising may subsequently fail or become obsolete. In addition, many technology companies are younger, smaller and unseasoned companies which may not have established products, an experienced management team, or earnings history.

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Unfavorable Tax Treatment Risk. This is the risk that a material portion of the Alternative Strategies Fund’s return could be in the form of net investment income or short-term capital gains, some of which may be distributed to shareholders and taxed at ordinary income tax rates. Therefore, shareholders may have a greater need to pay regular taxes than compared to other investment strategies that hold investments longer. Due to this investment strategy, it may be preferable for certain shareholders to invest in the Fund through pre-tax or tax-deferred accounts as compared to investment through currently taxable accounts. Potential shareholders are encouraged to consult their tax advisors in this regard.

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Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of the manager, undervalued. The value of a security believed by a manager to be undervalued may never reach what is believed to be its full (intrinsic) value, or such security’s value may decrease.